UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-06624

Nuveen New York Select Tax-Free Income Portfolio

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive

Chicago, IL 60606

(Address of principal executive offices) (Zip code)

Mark L. Winget

Nuveen Investments

333 West Wacker Drive

Chicago, IL 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code:	(312) 917-7700

Date of fiscal year end:	February 28

Date of reporting period:	August 31, 2023

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.	REPORTS TO STOCKHOLDERS.

Closed-End Funds
Closed-End Funds
Nuveen Municipal
August 31, 2023
Semi-annual
Report
This semi-annual report contains the Funds' unaudited financial statements.
Nuveen New York Quality Municipal Income Fund
NAN
Nuveen New York AMT-Free Quality Municipal Income Fund
NRK
Nuveen New York Municipal Value Fund
NNY
Nuveen New York Select Tax-Free Income Portfolio
NXN

Table
of Contents
Chair’s Letter to Shareholders 3
Important Notices 4
Fund Leverage 5
Common Share Information 6
About the Funds’ Benchmarks 8
Performance Overview and Holding Summaries 9
Shareholder Meeting Report 17
Portfolios of Investments 18
Statement of Assets and Liabilities 49
Statement of Operations 50
Statement of Changes in Net Assets 51
Statement of Cash Flows 53
Financial Highlights 54
Notes to Financial Statements 59
Risk Considerations 72
Additional Fund Information 73
Glossary of Terms Used in this Report 74
Annual Investment Management Agreement Approval Process 75

Chair’s Letter
to Shareholders

Dear Shareholders,
Inflation concerns have continued to dominate the investment landscape in 2023. Inflation rates have fallen meaningfully from post-pandemic highs, helped by the significant policy interest rate increases from the U.S. Federal Reserve (Fed) and other global central banks since
2022 and the normalization of supply chains. However, they currently remain above the levels that central banks consider supportive of their economies’ long-term growth. Core inflation measures, which exclude volatile food and energy prices, in particular remain above central banks’ targeted levels.
At the same time, the U.S. and other large economies have remained relatively resilient, even as financial conditions have tightened. U.S. gross domestic product increased to 2.1%
in the second quarter of 2023 from 2.0% in the first quarter of 2023, after growing 2.1% in
2022 overall compared to 2021. Consider that much of this growth occurred while the Fed was raising interest rates in one of the fastest hiking cycles in its history. The Fed increased the target fed funds rate from near zero in March 2022 to a range of 5.25% to 5.50% as of September 2023, pausing briefly in June 2023 and again in September 2023. Despite historically high inflation and rapidly rising interest rates, the jobs market has remained relatively strong, helping to support consumer sentiment and spending. However, markets are concerned that these conditions could keep upward pressure on prices and wages, leading to interest rates staying higher for longer and a potentially deeper slowdown in the economy.
U.S. regional banks – after enduring the relatively contained collapses of Silicon Valley Bank,
Signature Bank and First Republic Bank and major European bank Credit Suisse in March 2023
– remain exposed to challenges in the commercial real estate sector. Additionally, concerns about government funding and deficits persist. Congress averted a near-term default scenario in June 2023 and a partial government shutdown at the end of September 2023, but funding will need to be renegotiated again in November 2023.
Given the lingering upside risks to inflation and the lagging impact of tighter credit conditions on the economy, Fed officials are closely monitoring incoming inflation data and other economic measures to modify their rate setting activity based upon these factors on a meeting-by-meeting basis. The Fed remains committed to acting until it sees sustainable progress toward its inflation goals. In the meantime, markets are likely to continue reacting in the short term to news about inflation data, economic indicators and central bank policy. We encourage investors to keep a long-term perspective amid the short-term turbulence. Your financial professional can help you review how well your portfolio is aligned with your time horizon, risk tolerance and investment goals.
On behalf of the other members of the Nuveen Fund Board, we look forward to continuing to earn your trust in the months and years ahead.
Terence J. Toth
Chair of the Board
October 23, 2023

Important Notices
Portfolio Manager Commentaries in Semi-annual Shareholder Reports
The Funds include portfolio manager commentary in their annual shareholder reports. For the Funds' most recent annual portfolio manager discussion, please refer to the Portfolio Managers' Comments section of each Fund's February 28, 2023 annual shareholder report.
For current information on your Fund's investment objectives, portfolio management team and average annual total returns please refer to the Fund's website at www.nuveen.com.
For changes that occurred to your Fund both during and subsequent to this reporting period, please refer to the Notes to Financial
Statements section of this report.
For average annual total returns as of the end of this reporting period, please refer to the Performance Overview and Holding
Summaries section within this report.
Events that Occurred Subsequent to the Reporting Period
Portfolio Manager Update
Effective October 13, 2023, Kristen DeJong has been added as a portfolio manager. Scott Romans continues to serve as a portfolio manager of the Funds.
Updated Distribution Policy for NAN and NRK
On October 23, 2023, the Funds’ Board of Trustees (the “Board”) updated the distribution policy for NAN and NRK. Each Fund’s distribution policy, which may be changed by the Board, is to make regular monthly cash distributions to holders of its common shares (stated in terms of a fixed cents per common share dividend distribution rate which may be set from time to time). The Fund intends to distribute all or substantially all of its net investment income through its regular monthly distribution and to distribute realized capital gains at least annually. In addition, in any monthly period, to maintain its declared per common share distribution amount, the Fund may distribute more or less than its net investment income during the period. In the event the Fund distributes more than its net investment income during any yearly period, such distributions may also include realized gains and/or a return of capital. To the extent that a distribution includes a return of capital the NAV per share will erode. If the Fund’s distribution includes anything other than net investment income, the Fund will provide a notice to shareholders of its best estimate of the distribution sources at that the time of the distribution. These estimates may not match the final tax characterization (for the full year’s distributions) contained in shareholders’ 1099-DIV forms after the end of the year.

Fund Leverage

IMPACT OF THE FUND’S LEVERAGE STRATEGY ON PERFORMANCE
One important factor impacting the returns of the Funds’ common shares relative to their comparative benchmarks was the Funds’ use of leverage through their issuance of preferred shares and/or investments in inverse floating rate securities, which represent leveraged investments in underlying bonds. The Funds use leverage because our research has shown that, over time, leveraging provides opportunities for additional income. The opportunity arises when short-term rates that a Fund pays on its leveraging instruments are lower than the interest the Fund earns on its portfolio of long-term bonds that it has bought with the proceeds of that leverage.
However, use of leverage can expose Fund common shares to additional price volatility. When a Fund uses leverage, the Fund’s common shares will experience a greater increase in their net asset value if the securities acquired through the use of leverage increase in value, but will also experience a correspondingly larger decline in their net asset value if the securities acquired through leverage decline in value. All this will make the shares’ total return performance more variable, over time.
In addition, common share income in levered funds will typically decrease in comparison to unlevered funds when short-term interest rates increase and increase when short-term interest rates decrease. In recent quarters, fund leverage expenses have generally tracked the overall movement of short-term interest rates. While fund leverage expenses are higher than their prior year lows, leverage nevertheless continues to provide the opportunity for incremental common share income, particularly over longer-term periods.
NAN and NRK's use of leverage detracted from relative performance during the reporting period.
As of August 31, 2023, the Funds’ percentages of leverage are as shown in the accompanying table.
* Effective leverage is a Fund’s effective economic leverage, and includes both regulatory leverage and the leverage effects of reverse repurchase agreements, certain derivative and other investments in a Fund’s portfolio that increase the Fund’s investment exposure. Currently, the leverage effects of Tender Option Bond (TOB) inverse floater holdings are included in effective leverage values, in addition to any regulatory leverage.
Regulatory leverage consists of preferred shares issued or borrowings of a Fund. Both of these are part of a Fund’s capital structure. A Fund, however, may from time to time borrow on a typically transient basis in connection with its day-to-day operations, primarily in connection with the need to settle portfolio trades. Such incidental borrowings are excluded from the calculation of a Fund’s effective leverage ratio. Regulatory leverage is subject to asset coverage limits set forth in the Investment Company Act of 1940.
THE FUNDS’ REGULATORY LEVERAGE
As of August 31, 2023, the following Funds have issued and outstanding preferred shares as shown in the accompanying table. As previously, NNY and NXN did not use regulatory leverage.
* Preferred shares of the Fund featuring a floating rate dividend based on a predetermined formula or spread to an index rate. Includes the following preferred shares AMTP, iMTP, MFP-VRM and VRDP in Special Rate Mode, where applicable. See Notes to Financial Statements for further details.
** Preferred shares of the Fund featuring floating rate dividends set by a remarketing agent via a regular remarketing. Includes the following preferred shares VRDP not in Special Rate Mode, MFP-VRRM and MFP-VRDM, where applicable. See Notes to Financial Statements for further details.
NAN NRK NNY NXN
Effective Leverage
*
39.21% 39.97% 0.00% 0.00%
Regulatory Leverage
*
36.56% 39.49% 0.00% 0.00%
Variable Rate
Preferred*
Variable Rate
Remarketed
Preferred**
Fund
Shares Issued
at Liquidation
Preference
Shares Issued
at Liquidation
Preference Total
NAN $127,000,000 $89,000,000 $216,000,000
NRK   $ - $663,800,000 $663,800,000

Common Share Information
COMMON SHARE DISTRIBUTION INFORMATION
The following information regarding the Funds' distributions is current as of August 31, 2023.  Each Fund's distribution levels may vary over time based on each Fund's investment activity and portfolio investment value changes.
During the current reporting period, each Fund's distributions to common shareholders were as shown in the accompanying table.
Each Fund seeks to pay regular monthly dividends out of its net investment income at a rate that reflects its past and projected net income performance. To permit each Fund to maintain a more stable monthly dividend, the Fund may pay dividends at a rate that may be more or less than the amount of net income actually earned by the Fund during the period. Distributions to common shareholders are determined on a tax basis, which may differ from amounts recorded in the accounting records. In instances where the monthly dividend exceeds the earned net investment income, the Fund would report a negative undistributed net ordinary income. Refer to the Notes to Financial Statements for additional information regarding the amounts of undistributed net ordinary income and undistributed net long-term capital gains and the character of the actual distributions paid by the Fund during the period.
All monthly dividends paid by each Fund during the current reporting period were paid from net investment income. If a portion of the Fund’s monthly distributions is sourced or comprised of elements other than net investment income, including capital gains and/
or a return of capital, shareholders will be notified of those sources. For financial reporting purposes, the per share amounts of each
Fund’s distributions for the reporting period are presented in this report’s Financial Highlights. For income tax purposes, distribution information for each Fund as of its most recent tax year end is presented in the Notes to Financial Statements of this report.
NUVEEN CLOSED-END FUND DISTRIBUTION AMOUNTS
The Nuveen Closed-End Funds’ monthly and quarterly periodic distributions to shareholders are posted on www.nuveen.com and can be found on Nuveen’s enhanced closed-end fund resource page, which is at https://www.nuveen.com/resource-center-
closed-end-funds, along with other Nuveen closed-end fund product updates. To ensure timely access to the latest information, shareholders may use a subscribe function, which can be activated at this web page (https://www.nuveen.com/subscriptions).
COMMON SHARE REPURCHASES
The Funds’ Board of Trustees reauthorized an open-market share repurchase program, allowing each Fund to repurchase and retire an aggregate of up to approximately 10% of its outstanding common shares.
During the current reporting period, the Funds did not repurchase any of their outstanding common shares.  As of August 31, 2023,
(and since the inception of the Funds’ repurchase programs), each Fund has cumulatively repurchased and retired its outstanding common shares as shown in the accompanying table.
Per Common Share Amounts
Monthly Distributions (Ex-Dividend Date) NAN NRK NNY NXN
March $0.0375 $0.0345 $0.0260 $0.0385
April 0.0375 0.0345 0.0280 0.0410
May 0.0375 0.0345 0.0280 0.0410
June 0.0375 0.0345 0.0280 0.0410
July 0.0360 0.0345 0.0280 0.0410
August 0.0360 0.0345 0.0280 0.0410
Total Distributions from Net Investment Income $0.2220 $0.2070 $0.1660 $0.2435
Yields
NAN NRK NNY NXN
Market Yield
1
4.17% 4.14% 4.02% 4.19%
Taxable-Equivalent Yield
1
8.61% 8.58% 8.28% 8.67%
1
Market Yield is based on the Fund’s current annualized monthly distribution divided by the Fund’s current market price as of the end of the reporting period.
Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 51.7%. Your actual combined federal and state income tax rate may differ from the assumed rate. The
Taxable-Equivalent Yield also takes into account the percentage of the Fund’s income generated and paid by the Fund (based on payments made during the previous calendar year) that was either exempt from federal income tax but not from state income tax (e.g., income from an out-of-state municipal bond), or was exempt from neither federal nor state income tax. Separately, if the comparison were instead to investments that generate qualified dividend income, which is taxable at a rate lower than an individual’s ordinary graduated tax rate, the fund’s Taxable-Equivalent Yield would be lower.

OTHER COMMON SHARE INFORMATION
As of August 31, 2023, the Funds’ common share prices were trading at a premium/(discount) to their common share NAVs and trading at an average premium/(discount) to NAV during the current reporting period, as follows:
NAN NRK NNY NXN
Common shares cumulatively repurchased and retired 277,714 390,000 0 0
Common shares authorized for repurchase 3,085,000 8,720,000 1,885,000 390,000
NAN NRK NNY NXN
Common share NAV $12.15 $11.66 $8.87 $12.45
Common share price $10.35 $9.99 $8.36 $11.73
Premium/(Discount) to NAV (14.81)% (14.32)% (5.75)% (5.78)%
Average premium/(discount) to NAV (13.80)% (13.99)% (5.71)% (4.95)%

About the Funds’ Benchmarks
S&P Municipal Bond Index
: An index designed to measure the performance of the tax-exempt U.S. municipal bond market.
Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
S&P Municipal Bond New York Index:
An index designed to measure the performance of the tax-exempt New York municipal bond market. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees
.

Nuveen New York Quality Municipal Income
Fund
Performance Overview and Holding Summaries August 31, 2023

NAN
Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this section.
Fund Performance*
*For purposes of Fund performance, relative results are measured against the S&P Municipal Bond New York Index.
Performance data shown represents past performance and does not predict or guarantee future results. Current per-
formance may be higher or lower than the data shown. Returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the sale of Fund shares. Returns at NAV are net of Fund expenses, and assume reinvestment of distributions. Comparative index return information is provided for the Fund’s shares at NAV only. Indexes are not available for direct investment.
Daily Common Share NAV and Share Price
Total Returns as of
August 31, 2023
Cumulative Average Annual
Inception
Date 6-Month 1-Year 5-Year 10-Year
NAN at Common Share NAV 5/26/99 0.96% (0.02)% 0.19% 3.13%
NAN at Common Share Price 5/26/99 (0.32)% (5.61)% 0.46% 2.91%
S&P Municipal Bond Index — 1.22% 1.79% 1.57% 2.89%
S&P Municipal Bond New York Index — 1.40% 2.49% 1.42% 2.73%

Performance Overview and Holdings Summaries
August 31, 2023 (continued)
Holdings Summaries as of August 31, 2023
This data relates to the securities held in the Fund’s portfolio of investments as of the end of the reporting period. It should not be construed as a measure of performance for the Fund itself. Holdings are subject to change.
For financial reporting purposes, the ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s Group, Moody’s Investors Service, Inc. or Fitch, Inc. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national rating agencies.
Fund Allocation
(% of net assets)
Municipal Bonds 163 .2%
Other Assets & Liabilities, Net 1.1%
Floating Rate Obligations (6.9)%
AMTP Shares, Net ( 33 .9 ) %
VRDP Shares, Net ( 23 .5 ) %
Net Assets 100%
Bond Credit Quality
(% of total investment exposure)
U.S. Guaranteed 0.8%
AAA 7.4%
AA 41.3%
A 17.1%
BBB 19.0%
BB or Lower 5.2%
N/R (not rated) 9.2%
Total 100%
Portfolio Composition
1
(% of total investments)
Transportation 29.2%
Tax Obligation/Limited 21.8%
Education and Civic
Organizations 12.0%
Health Care 11.8%
Utilities 10.1%
Tax Obligation/General 6.6%
Consumer Staples 3.7%
Other 4.8%
Total 100%
States and Territories
2
(% of total municipal bonds)
New York 94.2%
Puerto Rico 4.8%
Guam 1.0%
Total 100%
1 See the Portfolio of Investments for the remaining industries/sectors comprising  “Other” and not listed in the table above.
2 The Fund may invest up to 20% of its net assets in municipal bonds that are exempt from regular federal income tax, but not from New York personal income tax if, in the judgement of the Fund's sub-adviser, such purchases are expected to enhance the Fund's after-tax total return potential.

Nuveen New York AMT-Free Quality Municipal
Income Fund
Performance Overview and Holding Summaries August 31, 2023

NRK
Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this section.
Fund Performance*
*For purposes of Fund performance, relative results are measured against the S&P Municipal Bond New York Index.
Performance data shown represents past performance and does not predict or guarantee future results. Current per-
formance may be higher or lower than the data shown. Returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the sale of Fund shares. Returns at NAV are net of Fund expenses, and assume reinvestment of distributions. Comparative index return information is provided for the Fund’s shares at NAV only. Indexes are not available for direct investment.
Daily Common Share NAV and Share Price
Total Returns as of
August 31, 2023
Cumulative Average Annual
Inception
Date 6-Month 1-Year 5-Year 10-Year
NRK at Common Share NAV 11/21/02 0.79% (0.16)% 0.04% 3.31%
NRK at Common Share Price 11/21/02 (0.95)% (4.81)% 0.44% 3.14%
S&P Municipal Bond Index — 1.22% 1.79% 1.57% 2.89%
S&P Municipal Bond New York Index — 1.40% 2.49% 1.42% 2.73%

Performance Overview and Holdings Summaries
August 31, 2023 (continued)
Holdings Summaries as of August 31, 2023
This data relates to the securities held in the Fund’s portfolio of investments as of the end of the reporting period. It should not be construed as a measure of performance for the Fund itself. Holdings are subject to change.
For financial reporting purposes, the ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s Group, Moody’s Investors Service, Inc. or Fitch, Inc. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national rating agencies.
Fund Allocation
(% of net assets)
Municipal Bonds 164 .7%
Other Assets & Liabilities, Net 1.6%
Floating Rate Obligations (1.3)%
MFP Shares, Net ( 7 .8 ) %
VRDP Shares, Net ( 57 .2 ) %
Net Assets 100%
Bond Credit Quality
(% of total investment exposure)
U.S. Guaranteed 2.3%
AAA 8.9%
AA 46.5%
A 17.5%
BBB 11.1%
BB or Lower 3.5%
N/R (not rated) 10.2%
Total 100%
Portfolio Composition
1
(% of total investments)
Tax Obligation/Limited 26.2%
Utilities 16.5%
Education and Civic
Organizations 16.3%
Transportation 14.7%
Health Care 11.9%
Consumer Staples 4.6%
Tax Obligation/General 4.6%
Other 5.2%
Total 100%
States and Territories
2
(% of total municipal bonds)
New York 94.2%
Puerto Rico 5.1%
Guam 0.7%
Total 100%
1 See the Portfolio of Investments for the remaining industries/sectors comprising  “Other” and not listed in the table above.
2 The Fund may invest up to 20% of its net assets in municipal bonds that are exempt from regular federal income tax, but not from New York personal income tax if, in the judgement of the Fund's sub-adviser, such purchases are expected to enhance the Fund's after-tax total return potential.

Nuveen New York Municipal Value Fund
Performance Overview and Holding Summaries August 31, 2023

NNY
Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this section.
Fund Performance*
*For purposes of Fund performance, relative results are measured against the S&P Municipal Bond New York Index.
Performance data shown represents past performance and does not predict or guarantee future results. Current per-
formance may be higher or lower than the data shown. Returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the sale of Fund shares. Returns at NAV are net of Fund expenses, and assume reinvestment of distributions. Comparative index return information is provided for the Fund’s shares at NAV only. Indexes are not available for direct investment.
Daily Common Share NAV and Share Price
Total Returns as of
August 31, 2023
Cumulative Average Annual
Inception
Date 6-Month 1-Year 5-Year 10-Year
NNY at Common Share NAV 10/07/87 1.75% 1.82% 1.16% 2.93%
NNY at Common Share Price 10/07/87 2.58% 1.56% 1.36% 3.10%
S&P Municipal Bond Index — 1.22% 1.79% 1.57% 2.89%
S&P Municipal Bond New York Index — 1.40% 2.49% 1.42% 2.73%

Performance Overview and Holdings Summaries
August 31, 2023 (continued)
Holdings Summaries as of August 31, 2023
This data relates to the securities held in the Fund’s portfolio of investments as of the end of the reporting period. It should not be construed as a measure of performance for the Fund itself. Holdings are subject to change.
For financial reporting purposes, the ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s Group, Moody’s Investors Service, Inc. or Fitch, Inc. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national rating agencies.
Fund Allocation
(% of net assets)
Municipal Bonds 98 .6%
Other Assets & Liabilities, Net 1.4%
Net Assets 100%
Bond Credit Quality
(% of total investment exposure)
U.S. Guaranteed 1.1%
AAA 11.8%
AA 37.2%
A 16.2%
BBB 19.8%
BB or Lower 5.3%
N/R (not rated) 8.6%
Total 100%
Portfolio Composition
1
(% of total investments)
Transportation 22.5%
Tax Obligation/Limited 17.9%
Education and Civic
Organizations 17.0%
Utilities 16.2%
Health Care 11.6%
Tax Obligation/General 6.8%
Consumer Staples 3.4%
Other 4.6%
Total 100%
States and Territories
2
(% of total municipal bonds)
New York 95.1%
Puerto Rico 3.4%
Guam 1.5%
Total 100%
1 See the Portfolio of Investments for the remaining industries/sectors comprising  “Other” and not listed in the table above.
2 The Fund may invest up to 20% of its net assets in municipal bonds that are exempt from regular federal income tax, but not from New York personal income tax if, in the judgement of the Fund's sub-adviser, such purchases are expected to enhance the Fund's after-tax total return potential.

Nuveen New York Select Tax-Free Income
Portfolio
Performance Overview and Holding Summaries August 31, 2023

NXN
Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this section.
Fund Performance*
*For purposes of Fund performance, relative results are measured against the S&P Municipal Bond New York Index.
Performance data shown represents past performance and does not predict or guarantee future results. Current per-
formance may be higher or lower than the data shown. Returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the sale of Fund shares. Returns at NAV are net of Fund expenses, and assume reinvestment of distributions. Comparative index return information is provided for the Fund’s shares at NAV only. Indexes are not available for direct investment.
Daily Common Share NAV and Share Price
Total Returns as of
August 31, 2023
Cumulative Average Annual
Inception
Date 6-Month 1-Year 5-Year 10-Year
NXN at Common Share NAV 6/19/92 1.70% 1.96% 1.13% 2.96%
NXN at Common Share Price 6/19/92 (1.49)% 3.20% 1.77% 2.95%
S&P Municipal Bond Index — 1.22% 1.79% 1.57% 2.89%
S&P Municipal Bond New York Index — 1.40% 2.49% 1.42% 2.73%

Performance Overview and Holdings Summaries
August 31, 2023 (continued)
Holdings Summaries as of August 31, 2023
This data relates to the securities held in the Fund’s portfolio of investments as of the end of the reporting period. It should not be construed as a measure of performance for the Fund itself. Holdings are subject to change.
For financial reporting purposes, the ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s Group, Moody’s Investors Service, Inc. or Fitch, Inc. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national rating agencies.
Fund Allocation
(% of net assets)
Municipal Bonds 98 .6%
Other Assets & Liabilities, Net 1.4%
Net Assets 100%
Bond Credit Quality
(% of total investment exposure)
U.S. Guaranteed 0.1%
AAA 4.1%
AA 48.7%
A 13.0%
BBB 21.9%
BB or Lower 5.8%
N/R (not rated) 6.4%
Total 100%
Portfolio Composition
1
(% of total investments)
Tax Obligation/Limited 27.1%
Transportation 25.2%
Health Care 12.3%
Education and Civic
Organizations 10.6%
Utilities 8.4%
Tax Obligation/General 8.3%
Consumer Staples 4.6%
Other 3.5%
Total 100%
States and Territories
2
(% of total municipal bonds)
New York 94.3%
Puerto Rico 3.6%
Guam 2.1%
Total 100%
1 See the Portfolio of Investments for the remaining industries/sectors comprising  “Other” and not listed in the table above.
2 The Fund may invest up to 20% of its net assets in municipal bonds that are exempt from regular federal income tax, but not from New York personal income tax if, in the judgement of the Fund's sub-adviser, such purchases are expected to enhance the Fund's after-tax total return potential.

Shareholder Meeting Report

The annual meeting of shareholders was held on August 9, 2023 for NAN, NRK, NNY and NXN; at this meeting the shareholders were asked to elect Board members.
NAN NRK NNY NXN
Common and
Preferred
shares voting
together
as a class
Preferred
shares voting
together
as a class
Common and
Preferred
shares voting
together
as a class
Preferred
shares voting
together
as a class
Common
Shares
Common
Shares
Approval of the Board Members was reached as follows:
Amy B.R. Lancellotta
For 22,714,813 — 48,930,196 — 16,137,180 3,246,932
Withhold 2,484,085 — 22,911,128 — 455,210 93,345
Total 25,198,898 — 71,841,324 — 16,592,390 3,340,277
John K. Nelson
For 22,711,441 — 48,866,320 — 16,089,390 3,284,002
Withhold 2,487,457 — 22,975,004 — 503,000 56,275
Total 25,198,898 — 71,841,324 — 16,592,390 3,340,277
Terence J. Toth
For 22,702,146 — 48,498,506 — 16,136,232 3,276,779
Withhold 2,496,752 — 23,342,818 — 456,158 63,498
Total 25,198,898 — 71,841,324 — 16,592,390 3,340,277
Robert L. Young
For 22,718,716 — 48,926,382 — 16,136,232 3,284,114
Withhold 2,480,182 — 22,914,942 — 456,158 56,163
Total 25,198,898 — 71,841,324 — 16,592,390 3,340,277
William C. Hunter
For — 2,160 — 6,638 — —
Withhold — — — — — —
Total — 2,160 — 6,638 — —
Albin F. Moschner
For — 2,160 — 6,638 — —
Withhold — — — — — —
Total — 2,160 — 6,638 — —

Nuveen New York Quality Municipal Income
Fund
Portfolio of Investments August 31, 2023
(Unaudited)
NAN
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
LONG-TERM INVESTMENTS - 163.2% (100.0% of Total Investments)
X 611,806,943 MUNICIPAL BONDS - 163.2%  (100.0% of Total Investments)
X 611,806,943
Consumer Staples - 6.1% (3.7% of Total Investments)
Erie County Tobacco Asset Securitization Corporation, New
York, Tobacco Settlement Asset-Backed Bonds, Series
2005A:
$ 12,500 5.000%, 6/01/38 10/23 at 100.00 $ 11,885,375
3,210 5.000%, 6/01/45 10/23 at 100.00 2,973,102
New York Counties Tobacco Trust VI, New York, Tobacco
Settlement Pass-Through Bonds, Series Series 2016A-1:
175 5.625%, 6/01/35 No Opt. Call 179,595
1,145 5.750%, 6/01/43 No Opt. Call 1,172,354
7,155 TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series 2006, 5.000%,
6/01/48
6/27 at 100.00 6,574,229
Total Consumer Staples 22,784,655
Education and Civic Organizations - 19.7% (12.0% of Total Investments)
3,050 Buffalo and Erie County Industrial Land Development Corporation, New
York, Revenue Bonds, Enterprise Charter School Project, Series 2011A,
7.500%, 12/01/40
10/23 at 100.00 2,682,841
2,070 Build New York City Resource Corporation, New York, Revenue Bonds,
City University of New York - Queens College, Q Student Residences,
LLC Project, Refunding Series 2014A, 5.000%, 6/01/43
6/24 at 100.00 2,078,798
Build New York City Resource Corporation, New York,
Revenue Bonds, Classical Charter Schools Series 2023A:
340 4.500%, 6/15/43 6/31 at 100.00 317,342
550 4.750%, 6/15/58 6/31 at 100.00 502,106
Build New York City Resource Corporation, New York,
Revenue Bonds, KIPP New York City Public School
Facilities, Canal West Project, Series 2022:
400 5.250%, 7/01/52 7/32 at 100.00 402,560
1,200 5.250%, 7/01/62 7/32 at 100.00 1,199,820
Build New York City Resource Corporation, New York,
Revenue Bonds, Metropolitan College of New York, Series
2014:
1,405 5.250%, 11/01/34 11/24 at 100.00 1,053,750
1,300 5.000%, 11/01/39 11/24 at 100.00 975,000
Build New York City Resource Corporation, New York,
Revenue Bonds, South Bronx Charter School for
International Cultures and the Arts Project, Series 2013A:
950 5.000%, 4/15/33, 144A 10/23 at 100.00 927,295
1,380 5.000%, 4/15/43, 144A 10/23 at 100.00 1,254,599
1,000 Build NYC Resource Corporation, New York, Revenue Bonds, Albert
Einstein College of Medicine, Inc, Series 2023, 7.250%, 6/01/55, 144A
12/30 at 100.00 986,390
1,000 Build NYC Resource Corporation, New York, Revenue Bonds, Family Life
Academy Charter School, Series 2020A-1, 5.250%, 6/01/40, 144A
12/30 at 100.00 831,500
Build NYC Resource Corporation, New York, Revenue
Bonds, Richmond Preparatory Charter School Project,
Social Impact Project Series 2021A:
290 5.000%, 6/01/41, 144A 6/29 at 100.00 273,679
1,000 5.000%, 6/01/51, 144A 6/29 at 100.00 894,000
4,030 Dormitory Authority of the State of New York, General Revenue Bonds,
Yeshiva University, Series 2022A, 5.000%, 7/15/50
7/32 at 100.00 3,907,206
2,000 Dormitory Authority of the State of New York, Housing Revenue Bonds,
Fashion Institute of Technology, Series 2007, 5.250%, 7/01/29 - FGIC
Insured
No Opt. Call 2,051,780
1,565 Dormitory Authority of the State of New York, Revenue Bonds, Fordham
University, Series 2020, 4.000%, 7/01/46
7/29 at 100.00 1,450,614

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Education and Civic Organizations (continued)
$ 5,090 Dormitory Authority of the State of New York, Revenue Bonds, Icahn
School of Medicine at Mount Sinai, Refunding Series 2015A, 5.000%,
7/01/40
7/25 at 100.00 $ 5,124,001
Dormitory Authority of the State of New York, Revenue
Bonds, New School University, Series 2015A:
1,820 5.000%, 7/01/45 7/25 at 100.00 1,831,193
1,510 Dormitory Authority of the State of New York, Revenue Bonds, New School
University, Series 2022A, 4.000%, 7/01/47
7/32 at 100.00 1,327,970
Dormitory Authority of the State of New York, Revenue
Bonds, New York University, Series 2016A:
5,100 5.000%, 7/01/33 7/26 at 100.00 5,318,025
3,765 5.000%, 7/01/36 7/26 at 100.00 3,909,501
1,055 5.000%, 7/01/39 7/26 at 100.00 1,089,182
5,500 4.000%, 7/01/43 7/26 at 100.00 5,301,560
2,625 Dormitory Authority of the State of New York, Revenue Bonds, Rockefeller
University, Green Series 2019B, 5.000%, 7/01/50
7/29 at 100.00 2,740,342
3,140 Dormitory Authority of the State of New York, Revenue Bonds, Vaughn
College of Aeronautics & Technology, Series 2016A, 5.500%, 12/01/36,
144A
12/26 at 100.00 3,039,363
2,705 Glen Cove Local Economic Assistance Corporation, New York, Revenue
Bonds, Garvies Point Public Improvement Project, Capital Appreciation
Series 2016C, 0.000%, 1/01/55 (c)
1/34 at 100.00 2,304,687
Hempstead Town Local Development Corporation, New
York, Revenue Bonds, Adelphi University Project, Series
2013:
1,005 5.000%, 9/01/38 10/23 at 100.00 1,005,382
265 5.000%, 9/01/43 10/23 at 100.00 265,050
5,000 Madison County Capital Resource Corporation, New York, Revenue
Bonds, Colgate University Project, Refunding Series 2015A, 5.000%,
7/01/40
7/25 at 100.00 5,072,250
890 Monroe County Industrial Development Corporation, New York, Revenue
Bonds, St. John Fisher College, Series 2011, 6.000%, 6/01/30
10/23 at 100.00 891,593
3,030 New Rochelle Corporation, New York, Local Development Revenue
Bonds, Iona College Project, Series 2015A, 5.000%, 7/01/40
7/25 at 100.00 3,048,241
2,000 New York City Industrial Development Agency, New York, PILOT Payment
in Lieu of Taxes Revenue Bonds, Queens Baseball Stadium Project,
Refunding Series 2021A, 3.000%, 1/01/39 - AGM Insured
1/31 at 100.00 1,641,720
New York City Industrial Development Agency, New York,
PILOT Payment in Lieu of Taxes Revenue Bonds, Yankee
Stadium Project, Series 2020A:
5,000 4.000%, 3/01/45 9/30 at 100.00 4,511,300
2,055 4.000%, 3/01/45 - AGM Insured 9/30 at 100.00 1,919,966
1,515 Onondaga Civic Development Corporation, New York, Revenue Bonds, Le
Moyne College Project, Series 2015, 5.000%, 7/01/40
7/25 at 100.00 1,519,924
Total Education and Civic Organizations 73,650,530
Financials - 3.5% (2.1% of Total Investments)
4,725 Liberty Development Corporation, New York, Goldman Sachs
Headquarter Revenue Bonds, Series 2005, 5.250%, 10/01/35
No Opt. Call 5,296,631
6,885 Liberty Development Corporation, New York, Goldman Sachs
Headquarters Revenue Bonds Series 2007, 5.500%, 10/01/37
No Opt. Call 7,708,928
Total Financials 13,005,559
Health Care - 19.2% (11.8% of Total Investments)
Dormitory Authority of the State of New York, General
Revenue Bonds, Northwell Health Obligated Group,
Series 2022A:
11,020 4.250%, 5/01/52 5/32 at 100.00 10,269,869
4,745 5.000%, 5/01/52 5/32 at 100.00 4,881,134

Nuveen New York Quality Municipal Income Fund
(continued)
Portfolio of Investments
August 31, 2023
(Unaudited)

NAN
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Health Care (continued)
Dormitory Authority of the State of New York, Revenue
Bonds, Montefiore Obligated Group, Series 2018A:
$ 3,935 5.000%, 8/01/32 8/28 at 100.00 $ 3,929,137
2,500 5.000%, 8/01/33 8/28 at 100.00 2,494,450
3,060 5.000%, 8/01/34 8/28 at 100.00 3,042,221
3,700 Dormitory Authority of the State of New York, Revenue Bonds, North
Shore Long Island Jewish Obligated Group, Series 2015A, 5.000%,
5/01/43
5/25 at 100.00 3,720,942
Dormitory Authority of the State of New York, Revenue
Bonds, NYU Langone Hospitals Obligated Group, Series
2020A:
9,150 4.000%, 7/01/50 7/30 at 100.00 8,257,235
3,820 4.000%, 7/01/53 7/30 at 100.00 3,405,377
2,000 Dormitory Authority of the State of New York, Revenue Bonds, Orange
Regional Medical Center Obligated Group, Series 2015, 5.000%,
12/01/40, 144A
6/25 at 100.00 1,887,740
Dormitory Authority of the State of New York, Revenue
Bonds, Orange Regional Medical Center Obligated
Group, Series 2017:
800 5.000%, 12/01/24, 144A No Opt. Call 799,344
5,900 5.000%, 12/01/35, 144A 6/27 at 100.00 5,777,044
Dutchess County Local Development Corporation, New
York, Revenue Bonds, Health Quest Systems, Inc. Project,
Series 2016B:
790 4.000%, 7/01/41 7/26 at 100.00 684,962
8,300 5.000%, 7/01/46 7/26 at 100.00 8,022,033
635 Livingston County Industrial Development Agency, New York, Civic Facility
Revenue Bonds, Nicholas H. Noyes Hospital, Series 2005, 6.000%,
7/01/30
10/23 at 100.00 635,876
2,410 Monroe County Industrial Development Corporation, New York, Revenue
Bonds, Rochester General Hospital Project, Series 2017, 5.000%,
12/01/46
12/26 at 100.00 2,319,119
3,470 Monroe County Industrial Development Corporation, New York, Revenue
Bonds, Rochester Regional Health Project, Series 2020A, 4.000%,
12/01/46
12/30 at 100.00 2,890,128
9,795 Westchester County Local Development Corporation, New York,
Revenue Bonds, Westchester Medical Center Obligated Group Project,
Refunding Series 2016, 5.000%, 11/01/46
11/25 at 100.00 9,105,236
Total Health Care 72,121,847
Housing/Single Family - 0.1% (0.1% of Total Investments)
545 Guam Housing Corporation, Mortgage-Backed Securities Program Single
Family Mortgage Revenue Bonds, Series 1998A, 5.750%, 9/01/31, (AMT)
No Opt. Call 545,065
Total Housing/Single Family 545,065
Industrials - 2.0% (1.2% of Total Investments)
5,125 New York Liberty Development Corporation, New York, Liberty Revenue
Bonds, 3 World Trade Center Project, Class 1 Series 2014, 5.000%,
11/15/44, 144A
11/24 at 100.00 4,905,035
2,500 New York Liberty Development Corporation, New York, Liberty Revenue
Bonds, 3 World Trade Center Project, Class 2 Series 2014, 5.375%,
11/15/40, 144A
11/24 at 100.00 2,481,775
40 New York Liberty Development Corporation, New York, Liberty Revenue
Bonds, 7 World Trade Center Project, Refunding Green Series 2022A-
CL2, 3.500%, 9/15/52
3/30 at 100.00 29,776
Total Industrials 7,416,586

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Long-Term Care - 0.4% (0.3% of Total Investments)
$ 1,275 Dormitory Authority of the State of New York, Non-State Supported Debt,
Ozanam Hall of Queens Nursing Home Revenue Bonds, Series 2006,
5.000%, 11/01/31
10/23 at 100.00 $ 1,283,160
340 Monroe County Industrial Development Corporation, New York, Revenue
Bonds, Saint Ann's Community Project, Series 2019, 5.000%, 1/01/40
1/26 at 103.00 296,871
Total Long-Term Care 1,580,031
Materials - 0.5% (0.3% of Total Investments)
1,935 Build New York City Resource Corporation, New York, Solid Waste
Disposal Revenue Bonds, Pratt Paper NY, Inc. Project, Series 2014,
5.000%, 1/01/35, (AMT), 144A
1/25 at 100.00 1,955,588
Total Materials 1,955,588
Tax Obligation/General - 10.8% (6.6% of Total Investments)
3,000 Nassau County, New York, General Obligation Bonds, General
Improvement Bonds Series 2019B, 5.000%, 4/01/44 - AGM Insured
4/30 at 100.00 3,189,090
5,000 Nassau County, New York, General Obligation Bonds, General
Improvement Series 2018A, 5.000%, 4/01/43 - AGM Insured
4/28 at 100.00 5,218,450
1,720 Nassau County, New York, General Obligation Bonds, General
Improvement Series 2021A, 4.000%, 4/01/44 - AGM Insured
4/31 at 100.00 1,673,491
1,395 Nassau County, New York, General Obligation Bonds, General
Improvment Series 2016C, 5.000%, 4/01/35
4/26 at 100.00 1,442,053
4,000 New York City, New York, General Obligation Bonds, Fiscal 2018 Series
B-1, 5.000%, 10/01/37
10/27 at 100.00 4,209,720
New York City, New York, General Obligation Bonds, Fiscal
2018 Series E-1:
7,000 5.000%, 3/01/38, (UB) (d) 3/28 at 100.00 7,339,150
4,210 5.000%, 3/01/39 3/28 at 100.00 4,404,292
4,390 5.000%, 3/01/40 3/28 at 100.00 4,583,818
New York City, New York, General Obligation Bonds, Fiscal
2018 Series F-1:
2,270 5.000%, 4/01/40 4/28 at 100.00 2,371,855
1,420 5.000%, 4/01/43 4/28 at 100.00 1,476,615
3,110 New York City, New York, General Obligation Bonds, Fiscal 2021 Series C,
5.000%, 8/01/43
8/30 at 100.00 3,283,352
1,506 Puerto Rico, General Obligation Bonds, Restructured Series 2022A-1,
4.000%, 7/01/41
7/31 at 103.00 1,302,314
Total Tax Obligation/General 40,494,200
Tax Obligation/Limited - 35.6% (21.8% of Total Investments)
10,000 Battery Park City Authority, New York, Revenue Bonds, Senior
Sustainability Series 2023A, 5.000%, 11/01/48
11/33 at 100.00 10,732,400
2,080 Dormitory Authority of the State of New York, State Personal Income Tax
Revenue Bonds, General Purpose Series 2014C. Group C, 5.000%,
3/15/44
3/24 at 100.00 2,091,253
7,710 Dormitory Authority of the State of New York, State Personal Income Tax
Revenue Bonds, General Purpose, Bidding Group 1 Through 5, Series
2020A, 4.000%, 3/15/44
9/30 at 100.00 7,411,083
5,000 Dormitory Authority of the State of New York, State Personal Income Tax
Revenue Bonds, General Purpose, Series 2019A. Bidding Group 1,2,3,4,
4.000%, 3/15/49
3/29 at 100.00 4,703,050
1,135 Dormitory Authority of the State of New York, State Personal Income Tax
Revenue Bonds, General Purpose, Series 2019D, 4.000%, 2/15/38
2/30 at 100.00 1,135,125
1,000 Dormitory Authority of the State of New York, State Sales Tax Revenue
Bonds, Series 2015B. Group A,B&C, 5.000%, 3/15/32
9/25 at 100.00 1,030,620
Dormitory Authority of the State of New York, State Sales Tax
Revenue Bonds, Series 2018A:
3,990 5.000%, 3/15/40 3/28 at 100.00 4,177,650
6,000 5.000%, 3/15/45 3/28 at 100.00 6,234,660
Government of Guam, Business Privilege Tax Bonds,
Refunding Series 2015D:
3,225 5.000%, 11/15/28 11/25 at 100.00 3,258,798
2,355 5.000%, 11/15/39 11/25 at 100.00 2,303,685

Nuveen New York Quality Municipal Income Fund
(continued)
Portfolio of Investments
August 31, 2023
(Unaudited)

NAN
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Tax Obligation/Limited (continued)
$ 1,000 Hudson Yards Infrastructure Corporation, New York, Revenue Bonds,
Green Fiscal 2022 Series A, 4.000%, 2/15/36
2/32 at 100.00 $ 1,020,440
3,750 Hudson Yards Infrastructure Corporation, New York, Revenue Bonds,
Second Indenture Fiscal 2017 Series A, 5.000%, 2/15/39
2/27 at 100.00 3,900,037
7,265 Metropolitan Transportation Authority, New York, Dedicated Tax Fund
Bonds, Series 2022A, 4.000%, 11/15/42
5/32 at 100.00 7,022,204
3,500 New York City Transitional Finance Authority, New York, Building Aid
Revenue Bonds, Fiscal 2018, Series 2017S-3, 5.000%, 7/15/38
7/28 at 100.00 3,691,800
2,000 New York City Transitional Finance Authority, New York, Building Aid
Revenue Bonds, Fiscal 2019 Subseries S-1, 5.000%, 7/15/43
7/28 at 100.00 2,082,480
890 New York City Transitional Finance Authority, New York, Building Aid
Revenue Bonds, Fiscal Series 2016S-1, 5.000%, 7/15/35
1/26 at 100.00 920,687
4,170 New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Fiscal 2014 Series D-1, 5.000%, 2/01/35
2/24 at 100.00 4,187,097
5,000 New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Fiscal 2016 Series A-1, 5.000%, 8/01/36
8/25 at 100.00 5,128,050
845 New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Fiscal 2022 Subseries C-1, 4.000%,
2/01/42
2/32 at 100.00 825,751
New York State Thruway Authority, State Personal Income
Tax Revenue Bonds, Bidding Group 1 Series 2022A:
3,730 5.000%, 3/15/45 9/32 at 100.00 3,967,899
1,000 5.000%, 3/15/48 9/32 at 100.00 1,057,280
1,000 New York State Thruway Authority, State Personal Income Tax Revenue
Bonds, Climate Certified Green Series 2022C, 5.000%, 3/15/53
9/32 at 100.00 1,052,630
2,500 New York State Urban Development Corporation, State Personal Income
Tax Revenue Bonds, General Purpose Group 1, Series 2019A, 4.000%,
3/15/48
9/28 at 100.00 2,369,000
New York State Urban Development Corporation, State
Personal Income Tax Revenue Bonds, General Purpose,
Series 2020C:
4,135 5.000%, 3/15/47 9/30 at 100.00 4,324,921
3,000 4.000%, 3/15/49 9/30 at 100.00 2,830,620
7,700 New York State Urban Development Corporation, State Personal Income
Tax Revenue Bonds, General Purpose, Series 2022A, 5.000%, 3/15/48
9/32 at 100.00 8,123,346
Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1:
11,014 0.000%, 7/01/51 7/28 at 30.01 2,276,374
24,475 5.000%, 7/01/58 7/28 at 100.00 23,750,540
32 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Taxable Restructured Cofina Project Series 2019A-2, 4.536%, 7/01/53
7/28 at 100.00 28,961
Syracuse Industrial Development Authority, New York, PILOT
Revenue Bonds, Carousel Center Project, Refunding
Series 2016A:
2,000 5.000%, 1/01/29, (AMT) 1/26 at 100.00 1,548,060
1,000 5.000%, 1/01/35, (AMT) 1/26 at 100.00 739,030
3,260 Triborough Bridge and Tunnel Authority, New York, Payroll Mobility Tax
Bonds, Senior Lien Series 2021C-1A, 4.000%, 5/15/46
11/31 at 100.00 3,125,818
3,800 Triborough Bridge and Tunnel Authority, New York, Payroll Mobility Tax
Bonds, Senior Lien Series 2022 A, 4.000%, 5/15/51
5/32 at 100.00 3,591,874
1,785 Triborough Bridge and Tunnel Authority, New York, Payroll Mobility Tax
Bonds, Senior Lien Subseries 2021A-1, 5.000%, 5/15/51
5/31 at 100.00 1,877,284
1,065 Triborough Bridge and Tunnel Authority, New York, Payroll Mobility Tax
Senior Lien Bonds, Series 2022C, 4.125%, 5/15/52
5/32 at 100.00 1,021,814
Total Tax Obligation/Limited 133,542,321
Transportation - 47.6% (29.2% of Total Investments)
5,425 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Green Climate Bond Certified Series 2016A-1, 5.000%, 11/15/46
5/26 at 100.00 5,444,856
1,110 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Green Climate Bond Certified Series 2020C-1, 5.000%, 11/15/50
5/30 at 100.00 1,123,131
5,000 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Refunding Green Series 2016B, 5.000%, 11/15/37
11/26 at 100.00 5,092,650

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Transportation (continued)
$ 5,000 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Series 2015C-1, 5.250%, 11/15/29
11/25 at 100.00 $ 5,140,300
11,920 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Series 2016C-1, 5.250%, 11/15/56
11/26 at 100.00 12,019,651
New York City Industrial Development Agency, New York,
Civic Facility Revenue Bonds, Bronx Parking Development
Company, LLC Project, Series 2007:
200 5.750%, 10/01/37 (e) 10/23 at 100.00 160,000
5,500 5.875%, 10/01/46 (e) 10/23 at 100.00 4,400,000
New York Liberty Development Corporation, New York,
Liberty Revenue Bonds, Secured by Port Authority
Consolidated Bonds, Refunding Series 1WTC-2021:
1,465 3.000%, 2/15/42 - AGM Insured 2/30 at 100.00 1,131,654
5,495 4.000%, 2/15/43 - BAM Insured 2/30 at 100.00 5,298,993
New York State Thruway Authority, General Revenue Bonds,
Series 2020N:
5,000 4.000%, 1/01/42 1/30 at 100.00 4,823,800
3,000 4.000%, 1/01/43 1/30 at 100.00 2,883,120
1,350 New York State Thruway Authority, General Revenue Junior Indebtedness
Obligations, Series 2016A, 5.000%, 1/01/46
1/26 at 100.00 1,372,964
3,825 New York State Thruway Authority, General Revenue Junior Indebtedness
Obligations, Series 2019B, 4.000%, 1/01/50
1/30 at 100.00 3,502,935
New York Transportation Development Corporation, New
York, Facility Revenue Bonds, Thruway Service Areas
Project, Series 2021:
4,200 4.000%, 10/31/41, (AMT) 10/31 at 100.00 3,689,490
1,060 4.000%, 10/31/46, (AMT) 10/31 at 100.00 890,718
6,750 4.000%, 4/30/53, (AMT) 10/31 at 100.00 5,470,470
New York Transportation Development Corporation, New
York, Special Facilities Bonds, LaGuardia Airport Terminal
B Redevelopment Project, Series 2016A:
1,000 5.000%, 7/01/46, (AMT) 7/24 at 100.00 996,820
13,895 5.250%, 1/01/50, (AMT) 7/24 at 100.00 13,894,722
New York Transportation Development Corporation, New
York, Special Facility Revenue Bonds, American Airlines,
Inc. John F Kennedy International Airport Project,
Refunding Series 2016:
2,200 5.000%, 8/01/26, (AMT) 9/23 at 100.00 2,204,840
9,730 5.000%, 8/01/31, (AMT) 9/23 at 100.00 9,754,228
400 New York Transportation Development Corporation, New York, Special
Facility Revenue Bonds, American Airlines, Inc. John F Kennedy
International Airport Project, Series 2020, 5.375%, 8/01/36, (AMT)
8/30 at 100.00 407,708
140 New York Transportation Development Corporation, New York, Special
Facility Revenue Bonds, Terminal 4 John F Kennedy International Airport
Project, Series 2020A, 4.000%, 12/01/40, (AMT)
12/30 at 100.00 129,790
1,250 New York Transportation Development Corporation, New York, Special
Facility Revenue Bonds, Terminal 4 John F Kennedy International Airport
Project, Series 2020C, 5.000%, 12/01/34
12/30 at 100.00 1,347,438
5,825 New York Transportation Development Corporation, New York, Special
Facility Revenue Bonds, Terminal 4 John F Kennedy International Airport
Project, Series 2022, 5.000%, 12/01/35, (AMT)
12/32 at 100.00 6,163,899
New York Transportation Development Corporation, Special
Facility Revenue Bonds, Delta Air Lines, Inc. - LaGuardia
Airport Terminals C&D Redevelopment Project, Series
2018:
8,515 5.000%, 1/01/27, (AMT) No Opt. Call 8,706,332
2,000 5.000%, 1/01/31, (AMT) 1/28 at 100.00 2,060,580
2,745 5.000%, 1/01/36, (AMT) 1/28 at 100.00 2,798,912
8,780 Port Authority of New York and New Jersey, Consolidated Revenue Bonds,
One Hundred Eighty-Ninth Series 2015, 5.000%, 5/01/45
5/25 at 100.00 8,900,110
5,000 Port Authority of New York and New Jersey, Consolidated Revenue Bonds,
One Hundred Ninety-Eighth Series 2016, 5.250%, 11/15/56
11/26 at 100.00 5,140,050

Nuveen New York Quality Municipal Income Fund
(continued)
Portfolio of Investments
August 31, 2023
(Unaudited)

NAN
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Transportation (continued)
Port Authority of New York and New Jersey, Consolidated
Revenue Bonds, Two Hundred Eleventh Series 2018:
$ 2,330 4.000%, 9/01/43 9/28 at 100.00 $ 2,271,843
6,000 5.000%, 9/01/48, (UB) (d) 9/28 at 100.00 6,222,240
Port Authority of New York and New Jersey, Consolidated
Revenue Bonds, Two Hundred Fifth Series 2017:
1,175 5.000%, 11/15/42 11/27 at 100.00 1,224,033
2,825 5.000%, 11/15/47 11/27 at 100.00 2,921,078
4,000 Port Authority of New York and New Jersey, Consolidated Revenue Bonds,
Two Hundred Series 2017, 5.000%, 10/15/47
4/27 at 100.00 4,118,520
1,800 Port Authority of New York and New Jersey, Consolidated Revenue Bonds,
Two Hundred Thirty One Series 2022, 5.500%, 8/01/40, (AMT)
8/32 at 100.00 1,995,192
5,000 Port Authority of New York and New Jersey, Consolidated Revenue Bonds,
Two Hundred Twentieth Series 2019, 4.000%, 11/01/59, (AMT)
11/29 at 100.00 4,401,200
2,810 Port Authority of New York and New Jersey, Consolidated Revenue Bonds,
Two Hundred Twenty-One Series 2020, 4.000%, 7/15/55, (AMT)
7/30 at 100.00 2,504,103
8,840 Triborough Bridge and Tunnel Authority, New York, General Purpose
Revenue Bonds, MTA Bridges & Tunnels, Series 2017A, 5.000%,
11/15/47
5/27 at 100.00 9,073,906
10,200 Triborough Bridge and Tunnel Authority, New York, General Revenue
Bonds, MTA Bridges & Tunnels, Series 2020A, 4.000%, 11/15/54
11/30 at 100.00 9,444,894
10,000 Triborough Bridge and Tunnel Authority, New York, General Revenue
Bonds, MTA Bridges & Tunnels, Series 2022A, 4.000%, 11/15/52
11/32 at 100.00 9,313,900
Total Transportation 178,441,070
U.S. Guaranteed - 1.2% (0.8% of Total Investments) (f)
Dormitory Authority of the State of New York, Lease
Revenue Bonds, State University Dormitory Facilities,
Series 2015A:
1,120 5.000%, 7/01/31, (Pre-refunded 7/01/25) 7/25 at 100.00 1,157,341
1,245 5.000%, 7/01/33, (Pre-refunded 7/01/25) 7/25 at 100.00 1,286,508
Dormitory Authority of the State of New York, Revenue
Bonds, New School University, Series 2015A:
135 5.000%, 7/01/45, (Pre-refunded 7/01/25) 7/25 at 100.00 139,016
2,000 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Series 2013E, 5.000%, 11/15/31, (Pre-refunded 11/15/23)
11/23 at 100.00 2,006,540
Total U.S. Guaranteed 4,589,405
Utilities - 16.5% (10.1% of Total Investments)
2,945 Long Island Power Authority, New York, Electric System General Revenue
Bonds, Green Series 2023E, 5.000%, 9/01/48
9/33 at 100.00 3,147,999
1,460 Long Island Power Authority, New York, Electric System General Revenue
Bonds, Series 2014A, 5.000%, 9/01/44
9/24 at 100.00 1,474,001
1,310 Long Island Power Authority, New York, Electric System General Revenue
Bonds, Series 2016B, 5.000%, 9/01/46
9/26 at 100.00 1,344,977
90 Long Island Power Authority, New York, Electric System General Revenue
Bonds, Series 2017, 5.000%, 9/01/42
9/27 at 100.00 93,658
5,000 New York City Municipal Water Finance Authority, New York, Water and
Sewer System Second General Resolution Revenue Bonds, Fiscal 2014
Series DD, 5.000%, 6/15/35
6/24 at 100.00 5,049,550
10,000 New York City Municipal Water Finance Authority, New York, Water and
Sewer System Second General Resolution Revenue Bonds, Fiscal 2018
Series DD-2, 5.000%, 6/15/48, (UB)
12/27 at 100.00 10,337,400
9,285 New York City Municipal Water Finance Authority, New York, Water and
Sewer System Second General Resolution Revenue Bonds, Fiscal 2018
Series EE, 5.000%, 6/15/40, (UB)
12/27 at 100.00 9,721,395
2,500 New York City Municipal Water Finance Authority, New York, Water and
Sewer System Second General Resolution Revenue Bonds, Fiscal 2020
Series EE, 4.000%, 6/15/42
6/30 at 100.00 2,439,400
1,000 New York State Environmental Facilities Corporation, State Clean Water
and Drinking Water Revolving Funds Revenue Bonds, New York
City Municipal Water Finance Authority Projects, Second Resolution
Subordinated SRF Series 2015A, 5.000%, 6/15/40
6/25 at 100.00 1,020,130

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Utilities (continued)
$ 400 New York State Environmental Facilities Corporation, State Clean Water
and Drinking Water Revolving Funds Revenue Bonds, New York City
Municipal Water Finance Authority Projects-Second Resolution Bonds,
Subordinated SRF Series 2017A, 5.000%, 6/15/46
6/27 at 100.00 $ 415,964
New York State Environmental Facilities Corporation,
State Clean Water and Drinking Water Revolving
Funds Revenue Bonds, New York City Municipal Water
Finance Authority Projects-Second Resolution Bonds,
Subordinated SRF Series 2018B:
7,500 5.000%, 6/15/43 6/28 at 100.00 7,948,125
3,680 5.000%, 6/15/48 6/28 at 100.00 3,884,240
1,920 Niagara Area Development Corporation, New York, Solid Waste Disposal
Facility Revenue Refunding Bonds, Covanta Energy Project, Series
2018A, 4.750%, 11/01/42, (AMT), 144A
10/23 at 100.00 1,678,464
1,940 Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2020A, 5.000%, 7/01/47, 144A
7/30 at 100.00 1,864,146
7,030 Utility Debt Securitization Authority, New York, Restructuring Bonds, Series
2013TE, 5.000%, 12/15/41
12/23 at 100.00 7,045,185
2,750 Utility Debt Securitization Authority, New York, Restructuring Bonds, Series
2016B, 5.000%, 12/15/33
6/26 at 100.00 2,883,952
1,250 Utility Debt Securitization Authority, New York, Restructuring Bonds, Series
2017, 5.000%, 12/15/39
12/27 at 100.00 1,331,500
Total Utilities 61,680,086
Total Municipal Bonds
(cost $622,320,509) 611,806,943
Total Long-Term Investments
(cost $622,320,509) 611,806,943
Floating Rate Obligations - (6.9)%   (25,825,000)
AMTP Shares, Net - (33.9)% (g) (126,948,941)
VRDP Shares, Net - (23.5)% (h) (88,250,323)
Other Assets & Liabilities, Net - 1.1% 4,090,474
Net Assets Applicable to Common Shares - 100% $ 374,873,153
(a) All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(b) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(c) Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(d) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(e) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(f) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(g) AMTP Shares, Net as a percentage of Total Investments is 20.7%.
(h) VRDP Shares, Net as a percentage of Total Investments is 14.4%.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT Alternative Minimum Tax
UB Underlying bond of an inverse floating rate trust reflected as a financing transaction.
See Notes to Financial Statements

Nuveen New York AMT-Free Quality Municipal
Income Fund
Portfolio of Investments August 31, 2023
(Unaudited)
NRK
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
LONG-TERM INVESTMENTS - 164.7% (100.0% of Total Investments)
X
1,675,229,532 MUNICIPAL BONDS - 164.7%  (100.0% of Total Investments)
X 1,675,229,532
Consumer Staples - 7.6% (4.6% of Total Investments)
Erie County Tobacco Asset Securitization Corporation, New
York, Tobacco Settlement Asset-Backed Bonds, Series
2005A:
$ 27,580 5.000%, 6/01/38 10/23 at 100.00 $ 26,223,891
9,555 5.000%, 6/01/45 10/23 at 100.00 8,849,841
10,000 Erie County Tobacco Asset Securitization Corporation, New York, Tobacco
Settlement Asset-Backed Bonds, Series 2005C, 0.000%, 6/01/50, 144A
10/23 at 18.79 1,074,200
4,680 New York Counties Tobacco Trust VI, New York, Tobacco Settlement Pass-
Through Bonds, Turbo Term Series 2016A. Including 2016A-1, 2016A-
2A and 2016A-2B, 5.000%, 6/01/45
6/26 at 100.00 4,395,924
39,715 TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series 2006, 5.000%,
6/01/48
6/27 at 100.00 36,491,334
Total Consumer Staples 77,035,190
Education and Civic Organizations - 26.8% (16.3% of Total Investments)
9,770 Brooklyn Arena Local Development Corporation, New York, Payment in
Lieu of Taxes Revenue Bonds, Barclays Center Project, Refunding Series
2016A, 5.000%, 7/15/42
1/27 at 100.00 9,663,507
Brooklyn Arena Local Development Corporation, New York,
Payment in Lieu of Taxes Revenue Bonds, Barclays Center
Project, Series 2009:
9,995 0.000%, 7/15/45 No Opt. Call 3,151,424
29,145 0.000%, 7/15/47 No Opt. Call 8,154,188
Build New York City Resource Corporation, New York,
Revenue Bonds, Classical Charter Schools Series 2023A:
970 4.500%, 6/15/43 6/31 at 100.00 905,359
850 4.750%, 6/15/53 6/31 at 100.00 786,233
500 4.750%, 6/15/58 6/31 at 100.00 456,460
725 Build New York City Resource Corporation, New York, Revenue Bonds,
Global Community Charter School Project, Series 2022A, 5.000%,
6/15/42
6/32 at 100.00 690,976
10,325 Build New York City Resource Corporation, New York, Revenue Bonds,
KIPP New York City Public School Facilities, Canal West Project, Series
2022, 5.250%, 7/01/62
7/32 at 100.00 10,323,451
Build New York City Resource Corporation, New York,
Revenue Bonds, Metropolitan College of New York, Series
2014:
1,100 5.250%, 11/01/29 11/24 at 100.00 825,000
5,705 5.250%, 11/01/34 11/24 at 100.00 4,278,750
1,500 5.000%, 11/01/39 11/24 at 100.00 1,125,000
Build New York City Resource Corporation, New York,
Revenue Bonds, South Bronx Charter School for
International Cultures and the Arts Project, Series 2013A:
2,690 5.000%, 4/15/33, 144A 10/23 at 100.00 2,625,709
4,090 5.000%, 4/15/43, 144A 10/23 at 100.00 3,718,342
7,510 Build NYC Resource Corporation, New York, Revenue Bonds, Family Life
Academy Charter School, Series 2020A-1, 5.500%, 6/01/55, 144A
12/30 at 100.00 5,802,526
Build NYC Resource Corporation, New York, Revenue
Bonds, Richmond Preparatory Charter School Project,
Social Impact Project Series 2021A:
500 5.000%, 6/01/41, 144A 6/29 at 100.00 471,860
2,085 5.000%, 6/01/51, 144A 6/29 at 100.00 1,863,990
750 5.000%, 6/01/56, 144A 6/29 at 100.00 659,422
3,655 Dobbs Ferry Local Development Corporation, New York, Revenue Bonds,
Mercy College Project, Series 2014, 5.000%, 7/01/44
7/24 at 100.00 3,676,309

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Education and Civic Organizations (continued)
$ 1,655 Dormitory Authority of the State of New York, General Revenue Bonds,
Saint Johns University, Series 2015A, 5.000%, 7/01/37
7/25 at 100.00 $ 1,682,523
Dormitory Authority of the State of New York, General
Revenue Bonds, Yeshiva University, Series 2022A:
5,055 5.000%, 7/15/42 7/32 at 100.00 5,042,464
8,655 5.000%, 7/15/50 7/32 at 100.00 8,391,282
4,265 Dormitory Authority of the State of New York, Housing Revenue Bonds,
Fashion Institute of Technology, Series 2007, 5.250%, 7/01/34 - FGIC
Insured
No Opt. Call 4,418,881
2,100 Dormitory Authority of the State of New York, Insured Revenue Bonds,
Mount Sinai School of Medicine, Series 1994A, 5.150%, 7/01/24 - NPFG
Insured
No Opt. Call 2,129,148
9,000 Dormitory Authority of the State of New York, Revenue Bonds, Fordham
University, Series 2020, 4.000%, 7/01/46
7/29 at 100.00 8,342,190
12,970 Dormitory Authority of the State of New York, Revenue Bonds, Icahn
School of Medicine at Mount Sinai, Refunding Series 2015A, 5.000%,
7/01/40
7/25 at 100.00 13,056,640
1,395 Dormitory Authority of the State of New York, Revenue Bonds, New School
University, Series 2015A, 5.000%, 7/01/50
7/25 at 100.00 1,400,943
Dormitory Authority of the State of New York, Revenue
Bonds, New School University, Series 2022A:
4,000 4.000%, 7/01/47 7/32 at 100.00 3,517,800
2,820 4.000%, 7/01/52 7/32 at 100.00 2,420,152
Dormitory Authority of the State of New York, Revenue
Bonds, New York University, Series 2001-1:
1,500 5.500%, 7/01/24 - AMBAC Insured No Opt. Call 1,527,990
4,000 5.500%, 7/01/40 - AMBAC Insured No Opt. Call 4,646,440
20,130 Dormitory Authority of the State of New York, Revenue Bonds, New York
University, Series 2015A, 5.000%, 7/01/45
7/25 at 100.00 20,507,035
Dormitory Authority of the State of New York, Revenue
Bonds, New York University, Series 2016A:
10,850 5.000%, 7/01/32 7/26 at 100.00 11,325,664
2,605 4.000%, 7/01/43 7/26 at 100.00 2,511,011
5,000 Dormitory Authority of the State of New York, Revenue Bonds, New York
University, Series 2019A, 5.000%, 7/01/37
7/29 at 100.00 5,407,050
5,500 Dormitory Authority of the State of New York, Revenue Bonds, Rockefeller
University, Green Series 2019B, 5.000%, 7/01/50
7/29 at 100.00 5,741,670
13,165 Dormitory Authority of the State of New York, Revenue Bonds, Rockefeller
University, Series 2022A, 4.000%, 7/01/42
7/32 at 100.00 12,691,455
8,925 Dormitory Authority of the State of New York, Revenue Bonds, Vaughn
College of Aeronautics & Technology, Series 2016A, 5.500%, 12/01/36,
144A
12/26 at 100.00 8,638,954
11,470 Dutchess County Local Development Corporation, New York, Revenue
Bonds, Marist College Project, Series 2022, 4.000%, 7/01/49
7/32 at 100.00 10,240,301
7,695 Glen Cove Local Economic Assistance Corporation, New York, Revenue
Bonds, Garvies Point Public Improvement Project, Capital Appreciation
Series 2016C, 0.000%, 1/01/55 (c)
1/34 at 100.00 6,556,217
1,500 Glen Cove Local Economic Assistance Corporation, New York, Revenue
Bonds, Garvies Point Public Improvement Project, Current Interest Series
2016A, 5.000%, 1/01/56
1/27 at 100.00 1,283,085
Hempstead Town Local Development Corporation, New
York, Revenue Bonds, Adelphi University Project, Series
2013:
1,785 5.000%, 9/01/38 10/23 at 100.00 1,785,678
1,785 5.000%, 9/01/43 10/23 at 100.00 1,785,339
1,400 Monroe County Industrial Development Corporation, New York, Revenue
Bonds, Saint John Fisher College, Series 2014A, 5.500%, 6/01/39
6/24 at 100.00 1,412,586
1,220 New Rochelle Corporation, New York, Local Development Revenue
Bonds, Iona College Project, Series 2015A, 5.000%, 7/01/40
7/25 at 100.00 1,227,344
14,335 New York City Industrial Development Agency, New York, PILOT Payment
in Lieu of Taxes Revenue Bonds, Queens Baseball Stadium Project,
Refunding Series 2021A, 3.000%, 1/01/46 - AGM Insured
1/31 at 100.00 10,596,575

Nuveen New York AMT-Free Quality Municipal Income Fund
(continued)
Portfolio of Investments
August 31, 2023
(Unaudited)

NRK
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Education and Civic Organizations (continued)
New York City Industrial Development Agency, New York,
PILOT Payment in Lieu of Taxes Revenue Bonds, Yankee
Stadium Project, Series 2020A:
$ 7,645 4.000%, 3/01/45 - AGM Insured 9/30 at 100.00 $ 7,142,647
15,950 4.000%, 3/01/45 9/30 at 100.00 14,391,047
11,140 3.000%, 3/01/49 - AGM Insured 9/30 at 100.00 7,938,810
Onondaga County Trust For Cultural Resources, New York,
Revenue Bonds, Syracuse University Project, Series 2019:
10,000 5.000%, 12/01/43 12/29 at 100.00 10,646,100
15,805 4.000%, 12/01/47 12/29 at 100.00 14,951,214
350 Yonkers Economic Development Corporation, New York, Educational
Revenue Bonds, Lamartine/Warburton LLC-Charter School of
Educational Excellence Project, Series 2019A, 5.000%, 10/15/39
10/29 at 100.00 326,473
Total Education and Civic Organizations 272,861,214
Financials - 1.7% (1.0% of Total Investments)
1,615 Liberty Development Corporation, New York, Goldman Sachs
Headquarter Revenue Bonds, Series 2005, 5.250%, 10/01/35
No Opt. Call 1,810,383
13,835 Liberty Development Corporation, New York, Goldman Sachs
Headquarters Revenue Bonds Series 2007, 5.500%, 10/01/37
No Opt. Call 15,490,634
Total Financials 17,301,017
Health Care - 19.6% (11.9% of Total Investments)
Dormitory Authority of the State of New York, General
Revenue Bonds, Northwell Health Obligated Group,
Series 2022A:
23,690 4.000%, 5/01/45 5/32 at 100.00 21,556,478
29,975 4.250%, 5/01/52 5/32 at 100.00 27,934,602
3,000 5.000%, 5/01/52 5/32 at 100.00 3,086,070
6,000 Dormitory Authority of the State of New York, Revenue Bonds, Memorial
Sloan Kettering Cancer Center, Series 2017-1, 4.000%, 7/01/47
7/27 at 100.00 5,670,300
6,750 Dormitory Authority of the State of New York, Revenue Bonds, Montefiore
Obligated Group, Series 2018A, 5.000%, 8/01/34
8/28 at 100.00 6,710,782
Dormitory Authority of the State of New York, Revenue
Bonds, Montefiore Obligated Group, Series 2020A:
3,250 5.000%, 9/01/33 3/30 at 100.00 3,242,687
2,450 4.000%, 9/01/45 3/30 at 100.00 2,065,865
Dormitory Authority of the State of New York, Revenue
Bonds, NYU Langone Hospitals Obligated Group, Series
2020A:
14,365 4.000%, 7/01/50 7/30 at 100.00 12,963,407
21,830 4.000%, 7/01/53 7/30 at 100.00 19,460,572
Dormitory Authority of the State of New York, Revenue
Bonds, Orange Regional Medical Center Obligated
Group, Series 2015:
1,000 5.000%, 12/01/30, 144A 6/25 at 100.00 996,670
1,200 5.000%, 12/01/34, 144A 6/25 at 100.00 1,190,844
3,500 5.000%, 12/01/40, 144A 6/25 at 100.00 3,303,545
7,900 5.000%, 12/01/45, 144A 6/25 at 100.00 7,248,487
Dormitory Authority of the State of New York, Revenue
Bonds, Orange Regional Medical Center Obligated
Group, Series 2017:
1,300 5.000%, 12/01/25, 144A No Opt. Call 1,297,920
1,000 5.000%, 12/01/27, 144A 6/27 at 100.00 997,820
4,500 5.000%, 12/01/30, 144A 6/27 at 100.00 4,485,015
3,200 5.000%, 12/01/32, 144A 6/27 at 100.00 3,187,232
590 5.000%, 12/01/36, 144A 6/27 at 100.00 575,822
Dutchess County Local Development Corporation, New
York, Revenue Bonds, Health Quest Systems, Inc. Project,
Series 2016B:
15,405 4.000%, 7/01/41 7/26 at 100.00 13,356,751
16,640 5.000%, 7/01/46 7/26 at 100.00 16,082,727

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Health Care (continued)
$ 3,975 Monroe County Industrial Development Corporation, New York, Revenue
Bonds, Rochester General Hospital Project, Series 2013A, 5.000%,
12/01/42
10/23 at 100.00 $ 3,955,284
11,725 Monroe County Industrial Development Corporation, New York, Revenue
Bonds, Rochester General Hospital Project, Series 2017, 5.000%,
12/01/46
12/26 at 100.00 11,282,850
31,065 Westchester County Local Development Corporation, New York,
Revenue Bonds, Westchester Medical Center Obligated Group Project,
Refunding Series 2016, 5.000%, 11/01/46
11/25 at 100.00 28,877,403
Total Health Care 199,529,133
Industrials - 3.1% (1.9% of Total Investments)
31,530 New York Liberty Development Corporation, New York, Liberty Revenue
Bonds, 3 World Trade Center Project, Class 1 Series 2014, 5.000%,
11/15/44, 144A
11/24 at 100.00 30,176,732
New York Liberty Development Corporation, New York,
Liberty Revenue Bonds, 7 World Trade Center Project,
Refunding Green Series 2022A-CL2:
2,000 3.250%, 9/15/52 3/30 at 100.00 1,462,840
120 3.500%, 9/15/52 3/30 at 100.00 89,328
Total Industrials 31,728,900
Long-Term Care - 0.1% (0.0% of Total Investments)
1,000 Monroe County Industrial Development Corporation, New York, Revenue
Bonds, Saint Ann's Community Project, Series 2019, 5.000%, 1/01/40
1/26 at 103.00 873,150
Total Long-Term Care 873,150
Tax Obligation/General - 7.5% (4.6% of Total Investments)
10,000 Nassau County, New York, General Obligation Bonds, General
Improvement Series 2018B, 5.000%, 7/01/45 - AGM Insured
7/28 at 100.00 10,422,600
Nassau County, New York, General Obligation Bonds,
General Improvement Series 2021A:
2,930 4.000%, 4/01/44 - AGM Insured 4/31 at 100.00 2,850,773
3,905 4.000%, 4/01/51 - AGM Insured 4/31 at 100.00 3,716,896
5,335 Nassau County, New York, General Obligation Bonds, General
Improvment Series 2016C, 5.000%, 4/01/34
4/26 at 100.00 5,534,902
5 New York City, New York, General Obligation Bonds, Fiscal 2013 Series
F-1, 5.000%, 3/01/29
10/23 at 100.00 5,005
7,665 New York City, New York, General Obligation Bonds, Fiscal 2015 Series A,
5.000%, 8/01/33
8/24 at 100.00 7,766,715
7,560 New York City, New York, General Obligation Bonds, Fiscal 2018 Series
B-1, 5.250%, 10/01/32
10/27 at 100.00 8,155,426
11,355 New York City, New York, General Obligation Bonds, Fiscal 2018 Series
E-1, 5.000%, 3/01/40
3/28 at 100.00 11,856,323
New York City, New York, General Obligation Bonds, Fiscal
2020 Series A-1:
1,500 5.000%, 8/01/43 8/29 at 100.00 1,565,685
5,890 4.000%, 8/01/44 8/29 at 100.00 5,669,125
6,500 New York City, New York, General Obligation Bonds, Fiscal 2021 Series C,
5.000%, 8/01/38
8/30 at 100.00 6,979,830
5,140 New York City, New York, General Obligation Bonds, Fiscal 2022 Series
A-1, 5.000%, 8/01/47
8/31 at 100.00 5,414,939
4,344 Puerto Rico, General Obligation Bonds, Restructured Series 2022A-1,
4.000%, 7/01/41
7/31 at 103.00 3,756,474
Rochester, New York, General Obligation Bonds, Series
1999:
730 5.250%, 10/01/23 - NPFG Insured No Opt. Call 730,971
730 5.250%, 10/01/24 - NPFG Insured No Opt. Call 744,585
730 5.250%, 10/01/25 - NPFG Insured No Opt. Call 759,054
725 5.250%, 10/01/26 - NPFG Insured No Opt. Call 770,472
Total Tax Obligation/General 76,699,775

Nuveen New York AMT-Free Quality Municipal Income Fund
(continued)
Portfolio of Investments
August 31, 2023
(Unaudited)

NRK
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Tax Obligation/Limited - 43.2% (26.2% of Total Investments)
$ 25,000 Battery Park City Authority, New York, Revenue Bonds, Senior
Sustainability Series 2023A, 5.000%, 11/01/53
11/33 at 100.00 $ 26,701,500
105 Dormitory Authority of the State of New York, Revenue Bonds, School
Districts Financing Program, Series 2009A, 5.625%, 10/01/29 - AGC
Insured
10/23 at 100.00 105,182
Dormitory Authority of the State of New York, State Personal
Income Tax Revenue Bonds, General Purpose Series
2014A:
4,985 5.000%, 2/15/29 2/24 at 100.00 5,017,203
10,000 5.000%, 2/15/30 2/24 at 100.00 10,063,800
7,000 Dormitory Authority of the State of New York, State Personal Income Tax
Revenue Bonds, General Purpose Series 2014C. Group C, 5.000%,
3/15/42
3/24 at 100.00 7,038,570
2,500 Dormitory Authority of the State of New York, State Personal Income Tax
Revenue Bonds, General Purpose Series 2015E, 5.000%, 3/15/30
9/25 at 100.00 2,575,575
13,805 Dormitory Authority of the State of New York, State Personal Income
Tax Revenue Bonds, General Purpose, Bidding Group 5 Series 2021E,
4.000%, 3/15/48
3/32 at 100.00 13,021,980
10,000 Dormitory Authority of the State of New York, State Personal Income Tax
Revenue Bonds, General Purpose, Series 2019A. Bidding Group 1,2,3,4,
4.000%, 3/15/49
3/29 at 100.00 9,406,100
12,560 Dormitory Authority of the State of New York, State Sales Tax Revenue
Bonds, Series 2015B. Group A,B&C, 5.000%, 3/15/45
9/25 at 100.00 12,762,216
1,400 Dormitory Authority of the State of New York, State Sales Tax Revenue
Bonds, Series 2017A Group C, 5.000%, 3/15/41
3/27 at 100.00 1,451,758
17,510 Dormitory Authority of the State of New York, State Sales Tax Revenue
Bonds, Series 2018A, 5.000%, 3/15/40
3/28 at 100.00 18,333,495
10,000 Dormitory Authority of the State of New York, State Sales Tax Revenue
Bonds, Series 2018C, 4.000%, 3/15/45
3/28 at 100.00 9,553,500
1,080 Erie County Industrial Development Agency, New York, School Facility
Revenue Bonds, Buffalo City School District, Refunding Series 2013A,
5.000%, 5/01/28
10/23 at 100.00 1,081,058
Government of Guam, Business Privilege Tax Bonds,
Refunding Series 2015D:
5,045 5.000%, 11/15/27 11/25 at 100.00 5,096,913
6,490 5.000%, 11/15/39 11/25 at 100.00 6,348,583
Hudson Yards Infrastructure Corporation, New York,
Revenue Bonds, Green Fiscal 2022 Series A:
1,080 4.000%, 2/15/36 2/32 at 100.00 1,102,075
6,500 4.000%, 2/15/39 2/32 at 100.00 6,363,955
Hudson Yards Infrastructure Corporation, New York,
Revenue Bonds, Second Indenture Fiscal 2017 Series A:
2,500 5.000%, 2/15/37 2/27 at 100.00 2,612,150
2,125 5.000%, 2/15/38 2/27 at 100.00 2,213,166
5,285 5.000%, 2/15/39 2/27 at 100.00 5,496,453
13,155 5.000%, 2/15/42 2/27 at 100.00 13,612,531
6,135 5.000%, 2/15/45 2/27 at 100.00 6,325,308
8,000 Metropolitan Transportation Authority, New York, Dedicated Tax Fund
Bonds, Climate Bond Certified, Green Series 2017B-1, 4.000%, 11/15/52
11/27 at 100.00 7,504,000
Metropolitan Transportation Authority, New York, Dedicated
Tax Fund Bonds, Series 2022A:
10,000 4.000%, 11/15/42 5/32 at 100.00 9,665,800
10,000 4.000%, 11/15/52 5/32 at 100.00 9,380,000
3,675 Monroe County Industrial Development Agency, New York, School Facility
Revenue Bonds, Rochester Schools Modernization Project, Series 2013,
5.000%, 5/01/28
10/23 at 100.00 3,678,785
5,000 New York City Transitional Finance Authority, New York, Building Aid
Revenue Bonds, Fiscal 2018, Series 2017S-3, 5.000%, 7/15/43
7/28 at 100.00 5,204,000
5,625 New York City Transitional Finance Authority, New York, Building Aid
Revenue Bonds, Fiscal 2019 Subseries S-1, 5.000%, 7/15/43
7/28 at 100.00 5,856,975
1,535 New York City Transitional Finance Authority, New York, Building Aid
Revenue Bonds, Fiscal 2022 Subseries S-1A, 3.000%, 7/15/39
7/31 at 100.00 1,301,542

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Tax Obligation/Limited (continued)
$ 5,400 New York City Transitional Finance Authority, New York, Building Aid
Revenue Bonds, Fiscal Series 2015S-1, 5.000%, 7/15/33
1/25 at 100.00 $ 5,516,370
11,000 New York City Transitional Finance Authority, New York, Building Aid
Revenue Bonds, Fiscal Series 2015S-2, 5.000%, 7/15/40
7/25 at 100.00 11,189,200
New York City Transitional Finance Authority, New York,
Building Aid Revenue Bonds, Fiscal Series 2016S-1:
7,945 5.000%, 7/15/35 1/26 at 100.00 8,218,944
7,500 4.000%, 7/15/40 1/26 at 100.00 7,267,425
13,530 New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Fiscal 2014 Series D-1, 5.000%, 2/01/37
2/24 at 100.00 13,577,355
3,960 New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Fiscal 2015 Series B-1, 5.000%, 8/01/35
8/24 at 100.00 3,996,670
4,000 New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Fiscal 2016 Series E-1, 5.000%, 2/01/39
2/26 at 100.00 4,099,200
8,100 New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Fiscal 2017 Series B-1, 4.000%, 8/01/41
8/26 at 100.00 7,963,191
1,375 New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Fiscal 2017 Series E-1, 5.000%, 2/01/39
2/27 at 100.00 1,420,966
13,960 New York City, New York, Educational Construction Fund Revenue Bonds,
Series 2021B, 5.000%, 4/01/52
4/31 at 100.00 14,569,215
1,960 New York State Thruway Authority, State Personal Income Tax Revenue
Bonds, Bidding Group 1 Series 2022A, 5.000%, 3/15/48
9/32 at 100.00 2,072,269
New York State Thruway Authority, State Personal Income
Tax Revenue Bonds, Climate Certified Green Series
2022C:
9,600 5.000%, 3/15/53 9/32 at 100.00 10,105,248
10,000 5.000%, 3/15/55, (UB) (d) 9/32 at 100.00 10,511,100
12,070 New York State Urban Development Corporation, State Personal Income
Tax Revenue Bonds, General Purpose Series 2013C, 5.000%, 3/15/32
10/23 at 100.00 12,088,588
7,500 New York State Urban Development Corporation, State Personal Income
Tax Revenue Bonds, General Purpose, Series 2020C, 5.000%, 3/15/47
9/30 at 100.00 7,844,475
Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1:
6,000 0.000%, 7/01/46 7/28 at 41.38 1,671,120
90,206 0.000%, 7/01/51 7/28 at 30.01 18,643,776
55,680 5.000%, 7/01/58 7/28 at 100.00 54,031,872
259 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Taxable Restructured Cofina Project Series 2019A-2, 4.536%, 7/01/53
7/28 at 100.00 234,405
5,140 Triborough Bridge and Tunnel Authority, New York, Payroll Mobility Tax
Bonds, Senior Lien Green Bonds, Series 2022D-2, 4.500%, 5/15/47
11/32 at 100.00 5,228,716
8,425 Triborough Bridge and Tunnel Authority, New York, Payroll Mobility Tax
Bonds, Senior Lien Series 2021B-1, 4.000%, 5/15/56
5/31 at 100.00 7,842,664
6,715 Triborough Bridge and Tunnel Authority, New York, Payroll Mobility Tax
Bonds, Senior Lien Series 2021C-1A, 4.000%, 5/15/46
11/31 at 100.00 6,438,611
3,610 Triborough Bridge and Tunnel Authority, New York, Payroll Mobility Tax
Bonds, Senior Lien Series 2022 A, 5.000%, 5/15/57
5/32 at 100.00 3,799,381
10,000 Triborough Bridge and Tunnel Authority, New York, Payroll Mobility Tax
Bonds, Senior Lien Subseries 2021A-1, 5.000%, 5/15/51
5/31 at 100.00 10,517,000
1,325 Triborough Bridge and Tunnel Authority, New York, Payroll Mobility Tax
Senior Lien Bonds, Series 2022C, 4.125%, 5/15/52
5/32 at 100.00 1,271,271
Total Tax Obligation/Limited 438,993,205
Transportation - 24.2% (14.7% of Total Investments)
4,315 Buffalo and Fort Erie Public Bridge Authority, New York, Toll Bridge System
Revenue Bonds, Series 2017, 5.000%, 1/01/42
1/27 at 100.00 4,446,392
1,500 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Green Climate Bond Certified Series 2017A-1, 5.250%, 11/15/57
5/27 at 100.00 1,517,430
Metropolitan Transportation Authority, New York,
Transportation Revenue Bonds, Green Climate Bond
Certified Series 2020C-1:
7,775 5.000%, 11/15/50 5/30 at 100.00 7,866,978
19,315 5.250%, 11/15/55 5/30 at 100.00 19,872,624

Nuveen New York AMT-Free Quality Municipal Income Fund
(continued)
Portfolio of Investments
August 31, 2023
(Unaudited)

NRK
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Transportation (continued)
$ 2,500 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Refunding Green Series 2016B, 5.000%, 11/15/37
11/26 at 100.00 $ 2,546,325
5,000 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Refunding Series 2015D-1, 5.000%, 11/15/35
11/25 at 100.00 5,076,350
1,500 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Refunding Series 2015F, 5.000%, 11/15/35
11/25 at 100.00 1,522,905
2,500 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Refunding Series 2017D, 5.000%, 11/15/32
5/28 at 100.00 2,636,775
4,040 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Series 2013B, 5.000%, 11/15/38
9/23 at 100.00 4,040,000
Metropolitan Transportation Authority, New York,
Transportation Revenue Bonds, Series 2013E:
1,785 5.000%, 11/15/32 11/23 at 100.00 1,787,142
10,000 5.000%, 11/15/38 11/23 at 100.00 9,998,900
1,000 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Series 2014B, 5.250%, 11/15/44
5/24 at 100.00 1,003,250
5,425 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Series 2015A-1, 5.000%, 11/15/45
5/25 at 100.00 5,386,917
2,440 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Series 2016C-1, 5.000%, 11/15/39
11/26 at 100.00 2,477,308
New York Liberty Development Corporation, New York,
Liberty Revenue Bonds, Secured by Port Authority
Consolidated Bonds, Refunding Series 1WTC-2021:
2,050 3.000%, 2/15/42 - AGM Insured 2/30 at 100.00 1,583,543
2,500 4.000%, 2/15/43 - BAM Insured 2/30 at 100.00 2,410,825
20,780 New York State Thruway Authority, General Revenue Bonds, Maturity
Group 1 Series 2021O, 4.000%, 1/01/46
7/31 at 100.00 19,733,104
New York State Thruway Authority, General Revenue Bonds,
Series 2020N:
2,280 4.000%, 1/01/43 1/30 at 100.00 2,191,171
5,720 4.000%, 1/01/45 1/30 at 100.00 5,448,071
New York State Thruway Authority, General Revenue Junior
Indebtedness Obligations, Series 2016A:
2,000 5.000%, 1/01/36 1/26 at 100.00 2,059,480
7,500 5.000%, 1/01/41 1/26 at 100.00 7,665,900
19,115 5.000%, 1/01/46 1/26 at 100.00 19,440,146
1,130 5.250%, 1/01/56 1/26 at 100.00 1,157,425
9,355 New York State Thruway Authority, General Revenue Junior Indebtedness
Obligations, Series 2019B, 4.000%, 1/01/50
1/30 at 100.00 8,567,309
New York Transportation Development Corporation, New
York, Special Facility Revenue Bonds, Terminal 4 John F
Kennedy International Airport Project, Series 2020C:
1,175 5.000%, 12/01/32 12/30 at 100.00 1,273,218
3,750 5.000%, 12/01/34 12/30 at 100.00 4,042,312
3,465 4.000%, 12/01/39 12/30 at 100.00 3,289,706
1,800 4.000%, 12/01/40 12/30 at 100.00 1,693,242
Port Authority of New York and New Jersey, Consolidated
Revenue Bonds, One Hundred Eighty-Forth Series 2014:
3,950 5.000%, 9/01/34 9/24 at 100.00 4,002,812
1,000 5.000%, 9/01/35 9/24 at 100.00 1,012,500
6,425 5.000%, 9/01/39 9/24 at 100.00 6,478,520
10,780 Port Authority of New York and New Jersey, Consolidated Revenue Bonds,
One Hundred Eighty-Ninth Series 2015, 5.000%, 5/01/45
5/25 at 100.00 10,927,470
9,000 Port Authority of New York and New Jersey, Consolidated Revenue Bonds,
One Hundred Ninety-Fourth Series 2015, 5.250%, 10/15/55
10/25 at 100.00 9,226,800
2,000 Port Authority of New York and New Jersey, Consolidated Revenue Bonds,
One Hundred Seventy Ninth Series 2013, 5.000%, 12/01/43
12/23 at 100.00 2,004,160
Port Authority of New York and New Jersey, Consolidated
Revenue Bonds, Two Hundred Eleventh Series 2018:
1,515 4.000%, 9/01/43 9/28 at 100.00 1,477,186
1,000 5.000%, 9/01/48 9/28 at 100.00 1,037,040
1,000 Port Authority of New York and New Jersey, Consolidated Revenue Bonds,
Two Hundred Fifth Series 2017, 5.000%, 11/15/47
11/27 at 100.00 1,034,010

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Transportation (continued)
$ 1,500 Port Authority of New York and New Jersey, Consolidated Revenue Bonds,
Two Hundred Ninth Series 2018, 5.000%, 7/15/36
7/28 at 100.00 $ 1,603,815
1,000 Port Authority of New York and New Jersey, Consolidated Revenue Bonds,
Two Hundred Series 2017, 5.000%, 10/15/47
4/27 at 100.00 1,029,630
6,130 Port Authority of New York and New Jersey, Consolidated Revenue Bonds,
Two Hundred Thirteenth Series 2019, 5.000%, 9/01/38
9/29 at 100.00 6,559,590
11,500 Triborough Bridge and Tunnel Authority, New York, General Purpose
Revenue Bonds, MTA Bridges & Tunnels, Refunding Series 2017B,
5.000%, 11/15/38
5/27 at 100.00 11,972,765
Triborough Bridge and Tunnel Authority, New York, General
Purpose Revenue Bonds, MTA Bridges & Tunnels, Series
2018A:
7,715 5.000%, 11/15/43 5/28 at 100.00 8,053,380
2,285 5.000%, 11/15/45 5/28 at 100.00 2,378,251
2,360 4.000%, 11/15/48 5/28 at 100.00 2,226,117
9,000 Triborough Bridge and Tunnel Authority, New York, General Purpose
Revenue Bonds, MTA Bridges & Tunnels, Series 2019A, 5.000%,
11/15/49
5/29 at 100.00 9,320,670
16,000 Triborough Bridge and Tunnel Authority, New York, General Revenue
Bonds, MTA Bridges & Tunnels, Series 2021A, 4.000%, 11/15/56
5/31 at 100.00 14,729,440
Total Transportation 245,808,904
U.S. Guaranteed - 3.8% (2.3% of Total Investments) (e)
1,250 Build New York City Resource Corporation, New York, Revenue Bonds,
New York Methodist Hospital Project, Refunding Series 2014, 5.000%,
7/01/27, (Pre-refunded 7/01/24)
7/24 at 100.00 1,265,538
Dormitory Authority of the State of New York, Insured
Revenue Bonds, Touro College and University System,
Series 2014A:
1,685 5.250%, 1/01/34, (Pre-refunded 7/02/24) 7/24 at 100.00 1,711,387
2,185 5.500%, 1/01/39, (Pre-refunded 7/02/24) 7/24 at 100.00 2,223,609
2,820 5.500%, 1/01/44, (Pre-refunded 7/02/24) 7/24 at 100.00 2,869,829
Dormitory Authority of the State of New York, Lease
Revenue Bonds, State University Dormitory Facilities,
Series 2015A:
3,095 5.000%, 7/01/31, (Pre-refunded 7/01/25) 7/25 at 100.00 3,198,187
3,465 5.000%, 7/01/33, (Pre-refunded 7/01/25) 7/25 at 100.00 3,580,523
1,625 Dormitory Authority of the State of New York, Lease Revenue Bonds, State
University Dormitory Facilities, Series 2017A, 5.000%, 7/01/46, (Pre-
refunded 7/01/27)
7/27 at 100.00 1,744,389
Dormitory Authority of the State of New York, Revenue
Bonds, Pratt Institute, Series 2015A:
800 5.000%, 7/01/39, (Pre-refunded 7/01/24) 7/24 at 100.00 809,624
1,500 5.000%, 7/01/44, (Pre-refunded 7/01/24) 7/24 at 100.00 1,518,045
Dormitory Authority of the State of New York, State Personal
Income Tax Revenue Bonds, General Purpose Series
2014A:
15 5.000%, 2/15/29, (Pre-refunded 2/15/24) 2/24 at 100.00 15,111
1,900 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Series 2013D, 5.250%, 11/15/30, (Pre-refunded 11/15/23)
11/23 at 100.00 1,907,125
Metropolitan Transportation Authority, New York,
Transportation Revenue Bonds, Series 2013E:
14,000 5.000%, 11/15/31, (Pre-refunded 11/15/23) 11/23 at 100.00 14,045,780
Western Nassau County Water Authority, New York, Water
System Revenue Bonds, Series 2015A:
1,325 5.000%, 4/01/40, (Pre-refunded 4/01/25) 4/25 at 100.00 1,358,814
1,950 5.000%, 4/01/45, (Pre-refunded 4/01/25) 4/25 at 100.00 1,999,764
Total U.S. Guaranteed 38,247,725

Nuveen New York AMT-Free Quality Municipal Income Fund
(continued)
Portfolio of Investments
August 31, 2023
(Unaudited)

NRK
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Utilities - 27.1% (16.5% of Total Investments)
$ 4,825 Long Island Power Authority, New York, Electric System General Revenue
Bonds, Green Series 2023E, 5.000%, 9/01/53
9/33 at 100.00 $ 5,133,028
Long Island Power Authority, New York, Electric System
General Revenue Bonds, Series 2000A:
8,000 0.000%, 6/01/24 - AGM Insured No Opt. Call 7,791,360
8,000 0.000%, 6/01/25 - AGM Insured No Opt. Call 7,515,200
20,000 0.000%, 6/01/26 - AGM Insured No Opt. Call 18,148,200
10,000 0.000%, 6/01/27 - AGM Insured No Opt. Call 8,770,100
15,000 0.000%, 6/01/28 - AGM Insured No Opt. Call 12,678,750
10,000 0.000%, 6/01/29 - AGM Insured No Opt. Call 8,132,200
2,590 Long Island Power Authority, New York, Electric System General Revenue
Bonds, Series 2014A, 5.000%, 9/01/44
9/24 at 100.00 2,614,838
520 Long Island Power Authority, New York, Electric System General Revenue
Bonds, Series 2016B, 5.000%, 9/01/46
9/26 at 100.00 533,884
6,000 Long Island Power Authority, New York, Electric System General Revenue
Bonds, Series 2017, 5.000%, 9/01/42
9/27 at 100.00 6,243,840
4,000 New York City Municipal Water Finance Authority, New York, Water and
Sewer System Second General Resolution Revenue Bonds, Fiscal 2014
Series CC, 5.000%, 6/15/47
6/24 at 100.00 4,019,760
10,000 New York City Municipal Water Finance Authority, New York, Water and
Sewer System Second General Resolution Revenue Bonds, Fiscal 2014
Series DD, 5.000%, 6/15/35
6/24 at 100.00 10,099,100
5,000 New York City Municipal Water Finance Authority, New York, Water and
Sewer System Second General Resolution Revenue Bonds, Fiscal 2015
Series HH, 5.000%, 6/15/39
6/25 at 100.00 5,099,800
5,035 New York City Municipal Water Finance Authority, New York, Water and
Sewer System Second General Resolution Revenue Bonds, Fiscal 2017
Adjustable Rate Series BB-1, 5.000%, 6/15/46
6/27 at 100.00 5,189,474
3,965 New York City Municipal Water Finance Authority, New York, Water and
Sewer System Second General Resolution Revenue Bonds, Fiscal 2017
Series CC-1, 5.000%, 6/15/46
6/26 at 100.00 4,077,170
New York City Municipal Water Finance Authority, New York,
Water and Sewer System Second General Resolution
Revenue Bonds, Fiscal 2017 Series DD:
5,000 5.000%, 6/15/47 12/26 at 100.00 5,167,250
2,990 5.250%, 6/15/47 12/26 at 100.00 3,122,158
21,815 New York City Municipal Water Finance Authority, New York, Water and
Sewer System Second General Resolution Revenue Bonds, Fiscal 2018
Series EE, 5.000%, 6/15/40
12/27 at 100.00 22,840,305
1,225 New York City Municipal Water Finance Authority, New York, Water and
Sewer System Second General Resolution Revenue Bonds, Fiscal 2020
Series DD-3, 4.000%, 6/15/42
6/30 at 100.00 1,195,306
2,000 New York City Municipal Water Finance Authority, New York, Water and
Sewer System Second General Resolution Revenue Bonds, Fiscal 2020
Series EE, 4.000%, 6/15/42
6/30 at 100.00 1,951,520
6,010 New York City Municipal Water Finance Authority, New York, Water and
Sewer System Second General Resolution Revenue Bonds, Fiscal 2020
Series GG-1, 5.000%, 6/15/50
6/30 at 100.00 6,282,854
2,500 New York City Municipal Water Finance Authority, New York, Water and
Sewer System Second General Resolution Revenue Bonds, Fiscal 2021
Series AA-2, 4.000%, 6/15/42
12/30 at 100.00 2,439,400
5,000 New York City Municipal Water Finance Authority, New York, Water and
Sewer System Second General Resolution Revenue Bonds, Fiscal 2022
Series AA-1, 4.000%, 6/15/51
6/31 at 100.00 4,717,100
1,705 New York City Municipal Water Finance Authority, New York, Water and
Sewer System Second General Resolution Revenue Bonds, Fiscal 2022
Series EE, 4.000%, 6/15/39
6/32 at 100.00 1,695,708
6,855 New York City Municipal Water Finance Authority, New York, Water and
Sewer System Second General Resolution Revenue Bonds, Fiscal 2023
Series AA-1, 5.250%, 6/15/52, (UB)
12/32 at 100.00 7,409,638

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Utilities (continued)
$ 1,940 New York State Environmental Facilities Corporation, State Clean Water
and Drinking Water Revolving Funds Revenue Bonds, New York City
Municipal Water Finance Authority Projects-Second Resolution Bonds,
Series 2016A, 4.000%, 6/15/46
6/26 at 100.00 $ 1,862,070
4,000 New York State Environmental Facilities Corporation, State Clean Water
and Drinking Water Revolving Funds Revenue Bonds, New York City
Municipal Water Finance Authority Projects-Second Resolution Bonds,
Subordinated SRF Series 2017A, 5.000%, 6/15/46
6/27 at 100.00 4,159,640
10,430 New York State Environmental Facilities Corporation, State Clean Water
and Drinking Water Revolving Funds Revenue Bonds, New York City
Municipal Water Finance Authority Projects-Second Resolution Bonds,
Subordinated SRF Series 2018B, 5.000%, 6/15/48
6/28 at 100.00 11,008,865
22,340 New York State Environmental Facilities Corporation, State Revolving
Funds Revenue Bonds, 2010 Master Financing Program, Green Series
2014B, 5.000%, 5/15/44
5/24 at 100.00 22,516,263
4,365 New York State Environmental Facilities Corporation, State Revolving
Funds Revenue Bonds, 2010 Master Financing Program, Green Series
2015B, 5.000%, 9/15/40
3/25 at 100.00 4,439,903
5,000 New York State Environmental Facilities Corporation, State Revolving
Funds Revenue Bonds, 2010 Master Financing Program, Green Series
2019A, 5.000%, 2/15/49
8/29 at 100.00 5,284,600
3,000 New York State Environmental Facilities Corporation, State Revolving
Funds Revenue Bonds, Green Series 2022B, 5.250%, 9/15/52
9/32 at 100.00 3,256,290
New York State Power Authority, General Revenue Bonds,
Series 2020A:
11,440 4.000%, 11/15/50 5/30 at 100.00 10,919,594
9,000 4.000%, 11/15/55 5/30 at 100.00 8,470,800
2,955 4.000%, 11/15/60 5/30 at 100.00 2,744,309
3,190 Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2020A, 5.000%, 7/01/47, 144A
7/30 at 100.00 3,065,271
3,205 Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2021B, 5.000%, 7/01/37, 144A
7/31 at 100.00 3,205,865
260 Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior
Lien Series 2008A, 6.125%, 7/01/24
No Opt. Call 263,487
5,090 Utility Debt Securitization Authority, New York, Restructuring Bonds,
Refunding Series 2015, 5.000%, 12/15/35
12/25 at 100.00 5,267,183
22,290 Utility Debt Securitization Authority, New York, Restructuring Bonds, Series
2013TE, 5.000%, 12/15/41
12/23 at 100.00 22,338,146
3,275 Utility Debt Securitization Authority, New York, Restructuring Bonds, Series
2016B, 5.000%, 12/15/35
6/26 at 100.00 3,415,890
1,000 Utility Debt Securitization Authority, New York, Restructuring Bonds, Series
2017, 5.000%, 12/15/39
12/27 at 100.00 1,065,200
Total Utilities 276,151,319
Total Municipal Bonds
(cost $1,681,688,938) 1,675,229,532
Total Long-Term Investments
(cost $1,681,688,938) 1,675,229,532
Floating Rate Obligations - (1.3)%   (13,480,000)
MFP Shares, Net - (7.8)% (f) (79,600,801)
VRDP Shares, Net - (57.2)% (g) (582,188,177)
Other Assets & Liabilities, Net - 1.6% 17,064,728
Net Assets Applicable to Common Shares - 100% $ 1,017,025,282
(a) All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(b) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(c) Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(d) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(e) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(f) MFP Shares, Net as a percentage of Total Investments is 4.8%.

Nuveen New York AMT-Free Quality Municipal Income Fund
(continued)
Portfolio of Investments
August 31, 2023
(Unaudited)

NRK
(g) VRDP Shares, Net as a percentage of Total Investments is 34.8%.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
UB Underlying bond of an inverse floating rate trust reflected as a financing transaction.
See Notes to Financial Statements

Nuveen New York Municipal Value Fund
Portfolio of Investments August 31, 2023
(Unaudited)
NNY
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
LONG-TERM INVESTMENTS - 98.6% (100.0% of Total Investments)
X 165,045,298 MUNICIPAL BONDS - 98.6%  (100.0% of Total Investments)
X 165,045,298
Consumer Staples - 3.4% (3.4% of Total Investments)
$ 1,100 Erie County Tobacco Asset Securitization Corporation, New York, Tobacco
Settlement Asset-Backed Bonds, Series 2005A, 5.000%, 6/01/38
10/23 at 100.00 $ 1,045,913
New York Counties Tobacco Trust VI, New York, Tobacco
Settlement Pass-Through Bonds, Series Series 2016A-1:
530 5.625%, 6/01/35 No Opt. Call 543,918
3,440 5.750%, 6/01/43 No Opt. Call 3,522,181
500 TSASC Inc., New York, Tobacco Settlement Asset-Backed Bonds, Fiscal
2017 Series B, 5.000%, 6/01/25
No Opt. Call 506,855
Total Consumer Staples 5,618,867
Education and Civic Organizations - 16.8% (17.0% of Total Investments)
700 Buffalo and Erie County Industrial Land Development Corporation, New
York, Revenue Bonds, Enterprise Charter School Project, Series 2011A,
7.500%, 12/01/40
10/23 at 100.00 615,734
1,250 Build New York City Resource Corporation, New York, Revenue Bonds,
City University of New York - Queens College, Q Student Residences,
LLC Project, Refunding Series 2014A, 5.000%, 6/01/43
6/24 at 100.00 1,255,313
Build New York City Resource Corporation, New York,
Revenue Bonds, Classical Charter Schools Series 2023A:
100 4.500%, 6/15/43 6/31 at 100.00 93,336
140 4.750%, 6/15/58 6/31 at 100.00 127,809
1,015 Build New York City Resource Corporation, New York, Revenue Bonds,
KIPP New York City Public School Facilities, Canal West Project, Series
2022, 5.250%, 7/01/62
7/32 at 100.00 1,014,848
Build New York City Resource Corporation, New York,
Revenue Bonds, South Bronx Charter School for
International Cultures and the Arts Project, Series 2013A:
265 5.000%, 4/15/33, 144A 10/23 at 100.00 258,667
385 5.000%, 4/15/43, 144A 10/23 at 100.00 350,015
230 Build NYC Resource Corporation, New York, Revenue Bonds, Family Life
Academy Charter School, Series 2020C-1, 5.000%, 6/01/40, 144A
12/30 at 100.00 185,617
385 Build NYC Resource Corporation, New York, Revenue Bonds, Richmond
Preparatory Charter School Project, Social Impact Project Series 2021A,
5.000%, 6/01/56, 144A
6/29 at 100.00 338,504
1,080 Dormitory Authority of the State of New York, General Revenue Bonds,
Yeshiva University, Series 2022A, 5.000%, 7/15/50
7/32 at 100.00 1,047,092
1,000 Dormitory Authority of the State of New York, Housing Revenue Bonds,
Fashion Institute of Technology, Series 2007, 5.250%, 7/01/34 - FGIC
Insured
No Opt. Call 1,036,080
Dormitory Authority of the State of New York, Revenue
Bonds, Icahn School of Medicine at Mount Sinai,
Refunding Series 2015A:
1,330 5.000%, 7/01/40 7/25 at 100.00 1,338,884
2,180 5.000%, 7/01/45 7/25 at 100.00 2,189,614
Dormitory Authority of the State of New York, Revenue
Bonds, New School University, Series 2015A:
1,820 5.000%, 7/01/45 7/25 at 100.00 1,831,193
385 Dormitory Authority of the State of New York, Revenue Bonds, New School
University, Series 2022A, 4.000%, 7/01/47
7/32 at 100.00 338,588
825 Dormitory Authority of the State of New York, Revenue Bonds, New York
University, Series 2015A, 5.000%, 7/01/45
7/25 at 100.00 840,452
2,385 Dormitory Authority of the State of New York, Revenue Bonds, New York
University, Series 2016A, 5.000%, 7/01/39
7/26 at 100.00 2,462,274
Dormitory Authority of the State of New York, Revenue
Bonds, New York University, Series 2018A:
1,000 5.000%, 7/01/40 7/28 at 100.00 1,053,370
175 5.000%, 7/01/48 7/28 at 100.00 182,518

Nuveen New York Municipal Value Fund
(continued)
Portfolio of Investments
August 31, 2023
(Unaudited)

NNY
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Education and Civic Organizations (continued)
$ 2,000 Dormitory Authority of the State of New York, Revenue Bonds, New York
University, Series 2019A, 5.000%, 7/01/42
7/29 at 100.00 $ 2,123,120
2,625 Dormitory Authority of the State of New York, Revenue Bonds, Rockefeller
University, Green Series 2019B, 5.000%, 7/01/50
7/29 at 100.00 2,740,342
670 Dormitory Authority of the State of New York, Revenue Bonds, Rockefeller
University, Series 2022A, 4.000%, 7/01/42
7/32 at 100.00 645,900
845 Dormitory Authority of the State of New York, Revenue Bonds, Vaughn
College of Aeronautics & Technology, Series 2016A, 5.500%, 12/01/36,
144A
12/26 at 100.00 817,918
725 Glen Cove Local Economic Assistance Corporation, New York, Revenue
Bonds, Garvies Point Public Improvement Project, Capital Appreciation
Series 2016C, 0.000%, 1/01/55 (c)
1/34 at 100.00 617,707
Hempstead Town Local Development Corporation, New
York, Revenue Bonds, Adelphi University Project, Series
2013:
100 5.000%, 9/01/38 10/23 at 100.00 100,038
300 5.000%, 9/01/43 10/23 at 100.00 300,057
Monroe County Industrial Development Corporation, New
York, Revenue Bonds, St. John Fisher College, Series
2011:
1,000 6.000%, 6/01/30 10/23 at 100.00 1,001,790
1,000 6.000%, 6/01/34 10/23 at 100.00 1,001,740
50 New Rochelle Corporation, New York, Local Development Revenue
Bonds, Iona College Project, Series 2015A, 5.000%, 7/01/40
7/25 at 100.00 50,301
405 New York City Industrial Development Agency, New York, PILOT Payment
in Lieu of Taxes Revenue Bonds, Queens Baseball Stadium Project,
Refunding Series 2021A, 3.000%, 1/01/37 - AGM Insured
1/31 at 100.00 338,515
3,000 New York City Industrial Development Agency, New York, PILOT Payment
in Lieu of Taxes Revenue Bonds, Yankee Stadium Project, Series 2009A,
0.000%, 3/01/40 - AGC Insured
No Opt. Call 1,379,460
500 New York City Industrial Development Agency, New York, PILOT Payment
in Lieu of Taxes Revenue Bonds, Yankee Stadium Project, Series 2020A,
4.000%, 3/01/45 - AGM Insured
9/30 at 100.00 467,145
Total Education and Civic Organizations 28,143,941
Financials - 0.7% (0.7% of Total Investments)
1,000 Liberty Development Corporation, New York, Goldman Sachs
Headquarters Revenue Bonds Series 2007, 5.500%, 10/01/37
No Opt. Call 1,119,670
Total Financials 1,119,670
Health Care - 11.5% (11.6% of Total Investments)
Dormitory Authority of the State of New York, General
Revenue Bonds, Northwell Health Obligated Group,
Series 2022A:
1,430 4.000%, 5/01/45 5/32 at 100.00 1,301,214
2,700 4.250%, 5/01/52 5/32 at 100.00 2,516,211
1,000 5.000%, 5/01/52 5/32 at 100.00 1,028,690
2,100 Dormitory Authority of the State of New York, Revenue Bonds, Montefiore
Obligated Group, Series 2018A, 5.000%, 8/01/34
8/28 at 100.00 2,087,799
Dormitory Authority of the State of New York, Revenue
Bonds, NYU Langone Hospitals Obligated Group, Series
2020A:
2,000 4.000%, 7/01/50 7/30 at 100.00 1,804,860
1,040 4.000%, 7/01/53 7/30 at 100.00 927,118
Dormitory Authority of the State of New York, Revenue
Bonds, Orange Regional Medical Center Obligated
Group, Series 2017:
225 5.000%, 12/01/24, 144A No Opt. Call 224,816
800 5.000%, 12/01/31, 144A 6/27 at 100.00 797,944
1,160 5.000%, 12/01/36, 144A 6/27 at 100.00 1,132,125
3,460 Dutchess County Local Development Corporation, New York, Revenue
Bonds, Health Quest Systems, Inc. Project, Series 2016B, 4.000%,
7/01/41
7/26 at 100.00 2,999,958

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Health Care (continued)
$ 260 Livingston County Industrial Development Agency, New York, Civic Facility
Revenue Bonds, Nicholas H. Noyes Hospital, Series 2005, 6.000%,
7/01/30
10/23 at 100.00 $ 260,359
660 Monroe County Industrial Development Corporation, New York, Revenue
Bonds, Rochester General Hospital Project, Series 2017, 5.000%,
12/01/46
12/26 at 100.00 635,111
1,005 Monroe County Industrial Development Corporation, New York, Revenue
Bonds, Rochester Regional Health Project, Series 2020A, 4.000%,
12/01/46
12/30 at 100.00 837,055
2,875 Westchester County Local Development Corporation, New York,
Revenue Bonds, Westchester Medical Center Obligated Group Project,
Refunding Series 2016, 5.000%, 11/01/46
11/25 at 100.00 2,672,543
Total Health Care 19,225,803
Industrials - 2.2% (2.3% of Total Investments)
3,930 New York Liberty Development Corporation, New York, Liberty Revenue
Bonds, 3 World Trade Center Project, Class 1 Series 2014, 5.000%,
11/15/44, 144A
11/24 at 100.00 3,761,325
10 New York Liberty Development Corporation, New York, Liberty Revenue
Bonds, 7 World Trade Center Project, Refunding Green Series 2022A-
CL2, 3.500%, 9/15/52
3/30 at 100.00 7,444
Total Industrials 3,768,769
Long-Term Care - 0.2% (0.2% of Total Investments)
270 Dormitory Authority of the State of New York, Non-State Supported Debt,
Ozanam Hall of Queens Nursing Home Revenue Bonds, Series 2006,
5.000%, 11/01/31
10/23 at 100.00 271,728
100 Monroe County Industrial Development Corporation, New York, Revenue
Bonds, Saint Ann's Community Project, Series 2019, 5.000%, 1/01/40
1/26 at 103.00 87,315
Total Long-Term Care 359,043
Materials - 0.3% (0.3% of Total Investments)
530 Build New York City Resource Corporation, New York, Solid Waste
Disposal Revenue Bonds, Pratt Paper NY, Inc. Project, Series 2014,
5.000%, 1/01/35, (AMT), 144A
1/25 at 100.00 535,639
Total Materials 535,639
Tax Obligation/General - 6.7% (6.8% of Total Investments)
1,000 Nassau County, New York, General Obligation Bonds, General
Improvement Bonds Series 2019B, 5.000%, 4/01/44 - AGM Insured
4/30 at 100.00 1,063,030
5,000 Nassau County, New York, General Obligation Bonds, General
Improvement Series 2022A, 4.125%, 4/01/47 - AGM Insured
4/32 at 100.00 4,924,050
1,000 Nassau County, New York, General Obligation Bonds, General
Improvment Series 2016C, 5.000%, 4/01/35
4/26 at 100.00 1,033,730
1,000 New York City, New York, General Obligation Bonds, Fiscal 2018 Series
E-1, 5.000%, 3/01/40
3/28 at 100.00 1,044,150
835 New York City, New York, General Obligation Bonds, Fiscal 2020
SeriesD-1, 4.000%, 3/01/50
3/30 at 100.00 787,847
1,900 New York City, New York, General Obligation Bonds, Fiscal 2021 Series
F-1, 5.000%, 3/01/50
3/31 at 100.00 1,990,364
409 Puerto Rico, General Obligation Bonds, Restructured Series 2022A-1,
4.000%, 7/01/41
7/31 at 103.00 353,683
Total Tax Obligation/General 11,196,854
Tax Obligation/Limited - 17.6% (17.9% of Total Investments)
1,000 Dormitory Authority of the State of New York, State Personal Income Tax
Revenue Bonds, General Purpose, Bidding Group 1 Through 5, Series
2020A, 4.000%, 3/15/44
9/30 at 100.00 961,230
2,140 Dormitory Authority of the State of New York, State Sales Tax Revenue
Bonds, Series 2015B. Group A,B&C, 5.000%, 3/15/32
9/25 at 100.00 2,205,527
3,000 Dormitory Authority of the State of New York, State Sales Tax Revenue
Bonds, Series 2017A Group C, 5.000%, 3/15/41
3/27 at 100.00 3,110,910

Nuveen New York Municipal Value Fund
(continued)
Portfolio of Investments
August 31, 2023
(Unaudited)

NNY
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Tax Obligation/Limited (continued)
$ 2,500 Government of Guam, Business Privilege Tax Bonds, Refunding Series
2015D, 5.000%, 11/15/28
11/25 at 100.00 $ 2,526,200
540 Hudson Yards Infrastructure Corporation, New York, Revenue Bonds,
Second Indenture Fiscal 2017 Series A, 5.000%, 2/15/39
2/27 at 100.00 561,605
1,000 New York City Transitional Finance Authority, New York, Building Aid
Revenue Bonds, Fiscal 2019 Subseries S-1, 5.000%, 7/15/43
7/28 at 100.00 1,041,240
2,465 New York City Transitional Finance Authority, New York, Building Aid
Revenue Bonds, Fiscal 2020 Subseries S-1B, 4.000%, 7/15/43
7/29 at 100.00 2,366,055
3,000 New York City Transitional Finance Authority, New York, Building Aid
Revenue Bonds, Fiscal Series 2015S-2, 5.000%, 7/15/40
7/25 at 100.00 3,051,600
445 New York City Transitional Finance Authority, New York, Building Aid
Revenue Bonds, Fiscal Series 2016S-1, 5.000%, 7/15/34
1/26 at 100.00 461,572
1,525 New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Fiscal 2014 Series D-1, 5.000%, 2/01/35
2/24 at 100.00 1,531,252
1,125 New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Fiscal 2017 Series E-1, 5.000%, 2/01/39
2/27 at 100.00 1,162,609
1,685 New York State Thruway Authority, State Personal Income Tax Revenue
Bonds, Bidding Group 1 Series 2022A, 5.000%, 3/15/45
9/32 at 100.00 1,792,469
90 New York State Thruway Authority, State Personal Income Tax Revenue
Bonds, Climate Certified Green Series 2022C, 5.000%, 3/15/53
9/32 at 100.00 94,737
1,000 New York State Urban Development Corporation, State Personal Income
Tax Revenue Bonds, General Purpose Group 1, Series 2019A, 4.000%,
3/15/48
9/28 at 100.00 947,600
2,000 New York State Urban Development Corporation, State Personal Income
Tax Revenue Bonds, General Purpose, Series 2020C, 4.000%, 3/15/49
9/30 at 100.00 1,887,080
Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1:
6,509 0.000%, 7/01/51 7/28 at 30.01 1,345,280
3,218 5.000%, 7/01/58 7/28 at 100.00 3,122,747
17 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Taxable Restructured Cofina Project Series 2019A-2, 4.536%, 7/01/53
7/28 at 100.00 15,386
1,030 Triborough Bridge and Tunnel Authority, New York, Payroll Mobility Tax
Bonds, Senior Lien Series 2022 A, 4.000%, 5/15/51
5/32 at 100.00 973,587
355 Triborough Bridge and Tunnel Authority, New York, Payroll Mobility Tax
Senior Lien Bonds, Series 2022C, 4.125%, 5/15/52
5/32 at 100.00 340,605
Total Tax Obligation/Limited 29,499,291
Transportation - 22.2% (22.5% of Total Investments)
1,500 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Green Climate Bond Certified Series 2019A-1, 5.000%,
11/15/48, (Mandatory Put 11/15/24)
No Opt. Call 1,512,570
970 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Green Climate Bond Certified Series 2020C-1, 5.000%, 11/15/50
5/30 at 100.00 981,475
1,315 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Refunding Series 2015F, 5.000%, 11/15/32
11/25 at 100.00 1,340,892
Metropolitan Transportation Authority, New York,
Transportation Revenue Bonds, Series 2013E:
1,235 5.000%, 11/15/38 11/23 at 100.00 1,234,864
1,800 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Series 2014D-1, 5.000%, 11/15/39
11/24 at 100.00 1,807,416
New York City Industrial Development Agency, New York,
Civic Facility Revenue Bonds, Bronx Parking Development
Company, LLC Project, Series 2007:
2,000 5.750%, 10/01/37 (d) 10/23 at 100.00 1,600,000
1,500 5.875%, 10/01/46 (d) 10/23 at 100.00 1,200,000
New York Transportation Development Corporation, New
York, Facility Revenue Bonds, Thruway Service Areas
Project, Series 2021:
1,255 4.000%, 10/31/41, (AMT) 10/31 at 100.00 1,102,455
290 4.000%, 10/31/46, (AMT) 10/31 at 100.00 243,687
1,830 4.000%, 4/30/53, (AMT) 10/31 at 100.00 1,483,105

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Transportation (continued)
New York Transportation Development Corporation, New
York, Special Facilities Bonds, LaGuardia Airport Terminal
B Redevelopment Project, Series 2016A:
$ 400 5.000%, 7/01/46, (AMT) 7/24 at 100.00 $ 398,728
3,815 5.250%, 1/01/50, (AMT) 7/24 at 100.00 3,814,924
New York Transportation Development Corporation, New
York, Special Facility Revenue Bonds, American Airlines,
Inc. John F Kennedy International Airport Project,
Refunding Series 2016:
505 5.000%, 8/01/26, (AMT) 9/23 at 100.00 506,111
2,625 5.000%, 8/01/31, (AMT) 9/23 at 100.00 2,631,536
105 New York Transportation Development Corporation, New York, Special
Facility Revenue Bonds, American Airlines, Inc. John F Kennedy
International Airport Project, Series 2020, 5.375%, 8/01/36, (AMT)
8/30 at 100.00 107,023
290 New York Transportation Development Corporation, New York, Special
Facility Revenue Bonds, Terminal 4 John F Kennedy International Airport
Project, Series 2020A, 5.000%, 12/01/37, (AMT)
12/30 at 100.00 299,277
340 New York Transportation Development Corporation, New York, Special
Facility Revenue Bonds, Terminal 4 John F Kennedy International Airport
Project, Series 2020C, 5.000%, 12/01/35
12/30 at 100.00 363,331
1,785 New York Transportation Development Corporation, New York, Special
Facility Revenue Bonds, Terminal 4 John F Kennedy International Airport
Project, Series 2022, 5.000%, 12/01/35, (AMT)
12/32 at 100.00 1,888,851
New York Transportation Development Corporation, Special
Facility Revenue Bonds, Delta Air Lines, Inc. - LaGuardia
Airport Terminals C&D Redevelopment Project, Series
2018:
2,000 5.000%, 1/01/27, (AMT) No Opt. Call 2,044,940
400 5.000%, 1/01/28, (AMT) No Opt. Call 411,660
850 5.000%, 1/01/31, (AMT) 1/28 at 100.00 875,747
400 New York Transportation Development Corporation, Special Facility
Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D
Redevelopment Project, Series 2020, 5.000%, 10/01/40, (AMT)
10/30 at 100.00 404,304
3,000 Port Authority of New York and New Jersey, Consolidated Revenue Bonds,
One Hundred Eighty-Ninth Series 2015, 5.000%, 5/01/40
5/25 at 100.00 3,052,590
1,575 Port Authority of New York and New Jersey, Consolidated Revenue Bonds,
One Hundred Seventy Ninth Series 2013, 5.000%, 12/01/43
12/23 at 100.00 1,578,276
1,930 Port Authority of New York and New Jersey, Consolidated Revenue Bonds,
Two Hundred Eleventh Series 2018, 4.000%, 9/01/43
9/28 at 100.00 1,881,827
800 Port Authority of New York and New Jersey, Consolidated Revenue Bonds,
Two Hundred Fifth Series 2017, 5.000%, 11/15/42
11/27 at 100.00 833,384
1,000 Port Authority of New York and New Jersey, Consolidated Revenue Bonds,
Two Hundred Twentieth Series 2019, 4.000%, 11/01/59, (AMT)
11/29 at 100.00 880,240
525 Triborough Bridge and Tunnel Authority, New York, General Purpose
Revenue Bonds, MTA Bridges & Tunnels, Series 2017A, 5.000%,
11/15/47
5/27 at 100.00 538,892
2,000 Triborough Bridge and Tunnel Authority, New York, General Revenue
Bonds, Refunding Series 2018C, 5.000%, 11/15/37
11/28 at 100.00 2,126,280
Total Transportation 37,144,385
U.S. Guaranteed - 1.1% (1.1% of Total Investments) (e)
Dormitory Authority of the State of New York, Lease
Revenue Bonds, State University Dormitory Facilities,
Series 2015A:
235 5.000%, 7/01/31, (Pre-refunded 7/01/25) 7/25 at 100.00 242,835
265 5.000%, 7/01/33, (Pre-refunded 7/01/25) 7/25 at 100.00 273,835
Dormitory Authority of the State of New York, Revenue
Bonds, New School University, Series 2015A:
135 5.000%, 7/01/45, (Pre-refunded 7/01/25) 7/25 at 100.00 139,016
Metropolitan Transportation Authority, New York,
Transportation Revenue Bonds, Series 2013E:
1,100 5.000%, 11/15/31, (Pre-refunded 11/15/23) 11/23 at 100.00 1,103,597
Total U.S. Guaranteed 1,759,283

Nuveen New York Municipal Value Fund
(continued)
Portfolio of Investments
August 31, 2023
(Unaudited)

NNY
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Utilities - 15.9% (16.2% of Total Investments)
$ 300 Buffalo Municipal Water Finance Authority, New York, Water System
Revenue Bonds, Refunding Series 2015A, 5.000%, 7/01/29
7/25 at 100.00 $ 308,604
830 Long Island Power Authority, New York, Electric System General Revenue
Bonds, Green Series 2023E, 5.000%, 9/01/48
9/33 at 100.00 887,212
420 Long Island Power Authority, New York, Electric System General Revenue
Bonds, Series 2014A, 5.000%, 9/01/44
9/24 at 100.00 424,028
580 Long Island Power Authority, New York, Electric System General Revenue
Bonds, Series 2016B, 5.000%, 9/01/46
9/26 at 100.00 595,486
3,000 New York City Municipal Water Finance Authority, New York, Water and
Sewer System Second General Resolution Revenue Bonds, Fiscal 2017
Adjustable Rate Series BB-1, 5.000%, 6/15/46
6/27 at 100.00 3,092,040
2,200 New York City Municipal Water Finance Authority, New York, Water and
Sewer System Second General Resolution Revenue Bonds, Fiscal 2020
Series EE, 4.000%, 6/15/42
6/30 at 100.00 2,146,672
1,145 New York City Municipal Water Finance Authority, New York, Water and
Sewer System Second General Resolution Revenue Bonds, Fiscal 2023
Series AA-1, 5.250%, 6/15/52
12/32 at 100.00 1,237,642
2,500 New York State Environmental Facilities Corporation, State Clean Water
and Drinking Water Revolving Funds Revenue Bonds, New York
City Municipal Water Finance Authority Projects, Second Resolution
Subordinated SRF Series 2015A, 5.000%, 6/15/40
6/25 at 100.00 2,550,325
4,300 New York State Environmental Facilities Corporation, State Clean Water
and Drinking Water Revolving Funds Revenue Bonds, New York City
Municipal Water Finance Authority Projects-Second Resolution Bonds,
Subordinated SRF Series 2017E, 5.000%, 6/15/47
6/27 at 100.00 4,464,819
New York State Environmental Facilities Corporation,
State Clean Water and Drinking Water Revolving
Funds Revenue Bonds, New York City Municipal Water
Finance Authority Projects-Second Resolution Bonds,
Subordinated SRF Series 2018B:
500 5.000%, 6/15/43 6/28 at 100.00 529,875
1,000 5.000%, 6/15/48 6/28 at 100.00 1,055,500
1,895 New York State Environmental Facilities Corporation, State Clean Water
and Drinking Water Revolving Funds Revenue Bonds, New York City
Municipal Water Finance Authority Projects-Second Resolution Bonds,
Subordinated SRF Series 2022A, 5.000%, 6/15/51
6/32 at 100.00 2,013,002
2,000 New York State Environmental Facilities Corporation, State Revolving
Funds Revenue Bonds, Green Series 2022B, 5.250%, 9/15/52
9/32 at 100.00 2,170,860
500 Niagara Area Development Corporation, New York, Solid Waste Disposal
Facility Revenue Refunding Bonds, Covanta Energy Project, Series
2018A, 4.750%, 11/01/42, (AMT), 144A
10/23 at 100.00 437,100
775 Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2020A, 5.000%, 7/01/47, 144A
7/30 at 100.00 744,697
Utility Debt Securitization Authority, New York, Restructuring
Bonds, Series 2013TE:
2,000 5.000%, 12/15/34 12/23 at 100.00 2,006,560
2,005 5.000%, 12/15/41 12/23 at 100.00 2,009,331
Total Utilities 26,673,753
Total Municipal Bonds
(cost $166,326,721) 165,045,298
Total Long-Term Investments
(cost $166,326,721) 165,045,298
Other Assets & Liabilities, Net - 1.4% 2,416,997
Net Assets Applicable to Common Shares - 100% $ 167,462,295
(a) All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(b) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(c) Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(d) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(e) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.

144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT Alternative Minimum Tax
See Notes to Financial Statements

Nuveen New York Select Tax-Free Income
Portfolio
Portfolio of Investments August 31, 2023
(Unaudited)
NXN
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
LONG-TERM INVESTMENTS - 98.6% (100.0% of Total Investments)
X 48,169,898 MUNICIPAL BONDS - 98.6%  (100.0% of Total Investments)
X 48,169,898
Consumer Staples - 4.6% (4.6% of Total Investments)
$ 435 Erie County Tobacco Asset Securitization Corporation, New York, Tobacco
Settlement Asset-Backed Bonds, Series 2005A, 5.000%, 6/01/38
10/23 at 100.00 $ 413,611
New York Counties Tobacco Trust VI, New York, Tobacco
Settlement Pass-Through Bonds, Series Series 2016A-1:
235 5.625%, 6/01/35 No Opt. Call 241,171
1,530 5.750%, 6/01/43 No Opt. Call 1,566,552
Total Consumer Staples 2,221,334
Education and Civic Organizations - 10.4% (10.6% of Total Investments)
265 Buffalo and Erie County Industrial Land Development Corporation, New
York, Revenue Bonds, Enterprise Charter School Project, Series 2011A,
7.500%, 12/01/40
10/23 at 100.00 233,099
Build New York City Resource Corporation, New York,
Revenue Bonds, Classical Charter Schools Series 2023A:
30 4.500%, 6/15/43 6/31 at 100.00 28,001
35 4.750%, 6/15/58 6/31 at 100.00 31,952
Build New York City Resource Corporation, New York,
Revenue Bonds, KIPP New York City Public School
Facilities, Canal West Project, Series 2022:
35 5.250%, 7/01/52 7/32 at 100.00 35,224
100 5.250%, 7/01/62 7/32 at 100.00 99,985
Build New York City Resource Corporation, New York,
Revenue Bonds, South Bronx Charter School for
International Cultures and the Arts Project, Series 2013A:
75 5.000%, 4/15/33, 144A 10/23 at 100.00 73,208
110 5.000%, 4/15/43, 144A 10/23 at 100.00 100,004
100 Build NYC Resource Corporation, New York, Revenue Bonds, Family Life
Academy Charter School, Series 2020C-1, 5.000%, 6/01/40, 144A
12/30 at 100.00 80,703
115 Build NYC Resource Corporation, New York, Revenue Bonds, Richmond
Preparatory Charter School Project, Social Impact Project Series 2021A,
5.000%, 6/01/56, 144A
6/29 at 100.00 101,111
Dormitory Authority of the State of New York, General
Revenue Bonds, Yeshiva University, Series 2022A:
165 5.000%, 7/15/42 7/32 at 100.00 164,591
130 5.000%, 7/15/50 7/32 at 100.00 126,039
1,000 Dormitory Authority of the State of New York, Housing Revenue Bonds,
Fashion Institute of Technology, Series 2007, 5.250%, 7/01/34 - FGIC
Insured
No Opt. Call 1,036,080
605 Dormitory Authority of the State of New York, Revenue Bonds, Icahn
School of Medicine at Mount Sinai, Refunding Series 2015A, 5.000%,
7/01/40
7/25 at 100.00 609,041
180 Dormitory Authority of the State of New York, Revenue Bonds, New School
University, Series 2022A, 4.000%, 7/01/52
7/32 at 100.00 154,478
290 Dormitory Authority of the State of New York, Revenue Bonds, New York
University, Series 2015A, 5.000%, 7/01/35
7/25 at 100.00 298,007
1,185 Dormitory Authority of the State of New York, Revenue Bonds, New York
University, Series 2016A, 5.000%, 7/01/39
7/26 at 100.00 1,223,394
250 Dormitory Authority of the State of New York, Revenue Bonds, Vaughn
College of Aeronautics & Technology, Series 2016A, 5.500%, 12/01/36,
144A
12/26 at 100.00 241,988
215 Glen Cove Local Economic Assistance Corporation, New York, Revenue
Bonds, Garvies Point Public Improvement Project, Capital Appreciation
Series 2016C, 0.000%, 1/01/55 (c)
1/34 at 100.00 183,182
110 Hempstead Town Local Development Corporation, New York, Revenue
Bonds, Adelphi University Project, Series 2013, 5.000%, 9/01/38
10/23 at 100.00 110,042

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Education and Civic Organizations (continued)
$ 180 New York City Industrial Development Agency, New York, PILOT Payment
in Lieu of Taxes Revenue Bonds, Yankee Stadium Project, Series 2020A,
4.000%, 3/01/45 - AGM Insured
9/30 at 100.00 $ 168,172
Total Education and Civic Organizations 5,098,301
Financials - 1.0% (1.1% of Total Investments)
450 Liberty Development Corporation, New York, Goldman Sachs
Headquarter Revenue Bonds, Series 2005, 5.250%, 10/01/35
No Opt. Call 504,441
Total Financials 504,441
Health Care - 12.1% (12.3% of Total Investments)
Dormitory Authority of the State of New York, General
Revenue Bonds, Northwell Health Obligated Group,
Series 2022A:
890 4.000%, 5/01/45 5/32 at 100.00 809,846
760 4.250%, 5/01/52 5/32 at 100.00 708,267
1,100 Dormitory Authority of the State of New York, Revenue Bonds, Montefiore
Obligated Group, Series 2018A, 5.000%, 8/01/34
8/28 at 100.00 1,093,609
1,000 Dormitory Authority of the State of New York, Revenue Bonds, NYU
Langone Hospitals Obligated Group, Series 2020A, 4.000%, 7/01/50
7/30 at 100.00 902,430
300 Dormitory Authority of the State of New York, Revenue Bonds, Orange
Regional Medical Center Obligated Group, Series 2015, 5.000%,
12/01/40, 144A
6/25 at 100.00 283,161
Dormitory Authority of the State of New York, Revenue
Bonds, Orange Regional Medical Center Obligated
Group, Series 2017:
65 5.000%, 12/01/24, 144A No Opt. Call 64,947
200 5.000%, 12/01/31, 144A 6/27 at 100.00 199,486
100 5.000%, 12/01/35, 144A 6/27 at 100.00 97,916
500 Dutchess County Local Development Corporation, New York, Revenue
Bonds, Health Quest Systems, Inc. Project, Series 2016B, 4.000%,
7/01/41
7/26 at 100.00 433,520
195 Monroe County Industrial Development Corporation, New York, Revenue
Bonds, Rochester General Hospital Project, Series 2017, 5.000%,
12/01/46
12/26 at 100.00 187,647
420 Monroe County Industrial Development Corporation, New York, Revenue
Bonds, Rochester Regional Health Project, Series 2020A, 4.000%,
12/01/46
12/30 at 100.00 349,814
835 Westchester County Local Development Corporation, New York,
Revenue Bonds, Westchester Medical Center Obligated Group Project,
Refunding Series 2016, 5.000%, 11/01/46
11/25 at 100.00 776,199
Total Health Care 5,906,842
Industrials - 1.7% (1.7% of Total Investments)
865 New York Liberty Development Corporation, New York, Liberty Revenue
Bonds, 3 World Trade Center Project, Class 1 Series 2014, 5.000%,
11/15/44, 144A
11/24 at 100.00 827,874
10 New York Liberty Development Corporation, New York, Liberty Revenue
Bonds, 7 World Trade Center Project, Refunding Green Series 2022A-
CL2, 3.500%, 9/15/52
3/30 at 100.00 7,444
Total Industrials 835,318
Long-Term Care - 0.3% (0.3% of Total Investments)
100 Dormitory Authority of the State of New York, Non-State Supported Debt,
Ozanam Hall of Queens Nursing Home Revenue Bonds, Series 2006,
5.000%, 11/01/31
10/23 at 100.00 100,640
25 Monroe County Industrial Development Corporation, New York, Revenue
Bonds, Saint Ann's Community Project, Series 2019, 5.000%, 1/01/40
1/26 at 103.00 21,829
Total Long-Term Care 122,469

Nuveen New York Select Tax-Free Income Portfolio
(continued)
Portfolio of Investments
August 31, 2023
(Unaudited)

NXN
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Materials - 0.3% (0.3% of Total Investments)
$ 160 Build New York City Resource Corporation, New York, Solid Waste
Disposal Revenue Bonds, Pratt Paper NY, Inc. Project, Series 2014,
5.000%, 1/01/35, (AMT), 144A
1/25 at 100.00 $ 161,702
Total Materials 161,702
Tax Obligation/General - 8.2% (8.3% of Total Investments)
1,000 Nassau County, New York, General Obligation Bonds, General
Improvement Bonds Series 2019B, 5.000%, 4/01/44 - AGM Insured
4/30 at 100.00 1,063,030
1,000 Nassau County, New York, General Obligation Bonds, General
Improvement Series 2021A, 4.000%, 4/01/51 - AGM Insured
4/31 at 100.00 951,830
1,080 New York City, New York, General Obligation Bonds, Fiscal 2017 Series
B-1, 5.000%, 12/01/41
12/26 at 100.00 1,110,942
835 New York City, New York, General Obligation Bonds, Fiscal 2020
SeriesD-1, 4.000%, 3/01/50
3/30 at 100.00 787,847
117 Puerto Rico, General Obligation Bonds, Restructured Series 2022A-1,
4.000%, 7/01/41
7/31 at 103.00 101,176
Total Tax Obligation/General 4,014,825
Tax Obligation/Limited - 26.7% (27.1% of Total Investments)
1,000 Dormitory Authority of the State of New York, State Personal Income Tax
Revenue Bonds, General Purpose, Bidding Group 1 Through 5, Series
2020A, 4.000%, 3/15/44
9/30 at 100.00 961,230
1,000 Dormitory Authority of the State of New York, State Sales Tax Revenue
Bonds, Series 2015B. Group A,B&C, 5.000%, 3/15/32
9/25 at 100.00 1,030,620
2,975 Dormitory Authority of the State of New York, State Sales Tax Revenue
Bonds, Series 2017A Group C, 5.000%, 3/15/41
3/27 at 100.00 3,084,986
1,000 Dormitory Authority of the State of New York, State Sales Tax Revenue
Bonds, Series 2018A, 5.000%, 3/15/40
3/28 at 100.00 1,047,030
1,000 Government of Guam, Business Privilege Tax Bonds, Refunding Series
2015D, 5.000%, 11/15/25
No Opt. Call 1,007,390
250 Hudson Yards Infrastructure Corporation, New York, Revenue Bonds,
Green Fiscal 2022 Series A, 4.000%, 2/15/36
2/32 at 100.00 255,110
800 Hudson Yards Infrastructure Corporation, New York, Revenue Bonds,
Second Indenture Fiscal 2017 Series A, 5.000%, 2/15/42
2/27 at 100.00 827,824
1,000 New York City Transitional Finance Authority, New York, Building Aid
Revenue Bonds, Fiscal Series 2015S-2, 5.000%, 7/15/40
7/25 at 100.00 1,017,200
450 New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Fiscal 2014 Series D-1, 5.000%, 2/01/35
2/24 at 100.00 451,845
1,120 New York State Urban Development Corporation, State Personal Income
Tax Revenue Bonds, General Purpose Group 1, Series 2019A, 4.000%,
3/15/48
9/28 at 100.00 1,061,312
1,275 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Restructured 2018A-1, 5.000%, 7/01/58
7/28 at 100.00 1,237,260
65 Triborough Bridge and Tunnel Authority, New York, Payroll Mobility Tax
Bonds, Senior Lien Series 2021B-1, 4.000%, 5/15/56
5/31 at 100.00 60,507
315 Triborough Bridge and Tunnel Authority, New York, Payroll Mobility Tax
Bonds, Senior Lien Series 2022 A, 4.000%, 5/15/51
5/32 at 100.00 297,747
685 Triborough Bridge and Tunnel Authority, New York, Payroll Mobility Tax
Bonds, Senior Lien Subseries 2021A-1, 5.000%, 5/15/51
5/31 at 100.00 720,415
Total Tax Obligation/Limited 13,060,476
Transportation - 24.9% (25.2% of Total Investments)
900 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Series 2014D-1, 5.000%, 11/15/39
11/24 at 100.00 903,708
620 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Series 2016C-1, 5.250%, 11/15/56
11/26 at 100.00 625,183
New York Transportation Development Corporation, New
York, Facility Revenue Bonds, Thruway Service Areas
Project, Series 2021:
365 4.000%, 10/31/41, (AMT) 10/31 at 100.00 320,634
85 4.000%, 10/31/46, (AMT) 10/31 at 100.00 71,426
535 4.000%, 4/30/53, (AMT) 10/31 at 100.00 433,585

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Transportation (continued)
New York Transportation Development Corporation, New
York, Special Facilities Bonds, LaGuardia Airport Terminal
B Redevelopment Project, Series 2016A:
$ 100 5.000%, 7/01/46, (AMT) 7/24 at 100.00 $ 99,682
1,110 5.250%, 1/01/50, (AMT) 7/24 at 100.00 1,109,978
New York Transportation Development Corporation, New
York, Special Facility Revenue Bonds, American Airlines,
Inc. John F Kennedy International Airport Project,
Refunding Series 2016:
125 5.000%, 8/01/26, (AMT) 9/23 at 100.00 125,275
830 5.000%, 8/01/31, (AMT) 9/23 at 100.00 832,067
30 New York Transportation Development Corporation, New York, Special
Facility Revenue Bonds, American Airlines, Inc. John F Kennedy
International Airport Project, Series 2020, 5.375%, 8/01/36, (AMT)
8/30 at 100.00 30,578
85 New York Transportation Development Corporation, New York, Special
Facility Revenue Bonds, Terminal 4 John F Kennedy International Airport
Project, Series 2020A, 5.000%, 12/01/37, (AMT)
12/30 at 100.00 87,719
130 New York Transportation Development Corporation, New York, Special
Facility Revenue Bonds, Terminal 4 John F Kennedy International Airport
Project, Series 2020C, 5.000%, 12/01/35
12/30 at 100.00 138,921
265 New York Transportation Development Corporation, New York, Special
Facility Revenue Bonds, Terminal 4 John F Kennedy International Airport
Project, Series 2022, 5.000%, 12/01/35, (AMT)
12/32 at 100.00 280,418
New York Transportation Development Corporation, Special
Facility Revenue Bonds, Delta Air Lines, Inc. - LaGuardia
Airport Terminals C&D Redevelopment Project, Series
2018:
700 5.000%, 1/01/28, (AMT) No Opt. Call 720,405
300 5.000%, 1/01/31, (AMT) 1/28 at 100.00 309,087
1,000 Port Authority of New York and New Jersey, Consolidated Revenue Bonds,
One Hundred Ninety-Fourth Series 2015, 5.250%, 10/15/55
10/25 at 100.00 1,025,200
1,500 Port Authority of New York and New Jersey, Consolidated Revenue Bonds,
Two Hundred Fifth Series 2017, 5.000%, 11/15/47
11/27 at 100.00 1,551,015
1,475 Port Authority of New York and New Jersey, Consolidated Revenue Bonds,
Two Hundred Twenty-One Series 2020, 4.000%, 7/15/55, (AMT)
7/30 at 100.00 1,314,431
1,000 Triborough Bridge and Tunnel Authority, New York, General Purpose
Revenue Bonds, MTA Bridges & Tunnels, Refunding Series 2017B,
5.000%, 11/15/36
5/27 at 100.00 1,047,000
1,095 Triborough Bridge and Tunnel Authority, New York, General Purpose
Revenue Bonds, MTA Bridges & Tunnels, Series 2017A, 5.000%,
11/15/47
5/27 at 100.00 1,123,974
Total Transportation 12,150,286
U.S. Guaranteed - 0.1% (0.1% of Total Investments) (d)
Dormitory Authority of the State of New York, Lease
Revenue Bonds, State University Dormitory Facilities,
Series 2015A:
20 5.000%, 7/01/31, (Pre-refunded 7/01/25) 7/25 at 100.00 20,667
25 5.000%, 7/01/33, (Pre-refunded 7/01/25) 7/25 at 100.00 25,833
Total U.S. Guaranteed 46,500
Utilities - 8.3% (8.4% of Total Investments)
200 Buffalo Municipal Water Finance Authority, New York, Water System
Revenue Bonds, Refunding Series 2015A, 5.000%, 7/01/29
7/25 at 100.00 205,736
140 Long Island Power Authority, New York, Electric System General Revenue
Bonds, Green Series 2023E, 5.000%, 9/01/53
9/33 at 100.00 148,938
50 Long Island Power Authority, New York, Electric System General Revenue
Bonds, Series 2014A, 5.000%, 9/01/44
9/24 at 100.00 50,479
180 Long Island Power Authority, New York, Electric System General Revenue
Bonds, Series 2016B, 5.000%, 9/01/46
9/26 at 100.00 184,806
1,500 New York State Power Authority, General Revenue Bonds, Series 2020A,
4.000%, 11/15/60
5/30 at 100.00 1,393,050

Nuveen New York Select Tax-Free Income Portfolio
(continued)
Portfolio of Investments
August 31, 2023
(Unaudited)

NXN
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Utilities (continued)
$ 150 Niagara Area Development Corporation, New York, Solid Waste Disposal
Facility Revenue Refunding Bonds, Covanta Energy Project, Series
2018A, 4.750%, 11/01/42, (AMT), 144A
10/23 at 100.00 $ 131,130
405 Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2020A, 5.000%, 7/01/47, 144A
7/30 at 100.00 389,165
500 Utility Debt Securitization Authority, New York, Restructuring Bonds, Series
2013TE, 5.000%, 12/15/41
12/23 at 100.00 501,080
1,000 Utility Debt Securitization Authority, New York, Restructuring Bonds, Series
2016B, 5.000%, 12/15/35
6/26 at 100.00 1,043,020
Total Utilities 4,047,404
Total Municipal Bonds
(cost $48,976,151) 48,169,898
Total Long-Term Investments
(cost $48,976,151) 48,169,898
Other Assets & Liabilities, Net - 1.4% 701,051
Net Assets Applicable to Common Shares - 100% $ 48,870,949
(a) All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(b) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(c) Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(d) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT Alternative Minimum Tax
See Notes to Financial Statements

Statement of Assets and Liabilities
See Notes to Financial Statements

August 31, 2023 (Unaudited) NAN NRK NNY NXN
ASSETS
Long-term investments, at value
†
$ 611,806,943 $ 1,675,229,532 $ 165,045,298 $ 48,169,898
Cash – 1,513,581 986,138 253,817
Receivables:
Interest 8,076,721 19,412,058 2,032,955 639,459
Investments sold 25,000 – – –
Other 191,582 853,307 11,274 23,453
Total assets 620,100,246 1,697,008,478 168,075,665 49,086,627
LIABILITIES
Cash overdraft 2,030,352 – – –
Floating rate obligations 25,825,000 13,480,000 – –
AMTP Shares, Net
*
126,948,941 – – –
MFP Shares, Net
**
– 79,600,801 – –
VRDP Shares, Net
***
88,250,323 582,188,177 – –
Payables:
Dividends 1,026,933 2,885,470 492,198 154,715
Interest 648,486 370,945 – 8
Accrued expenses:
Custodian fees 41,463 107,792 15,559 7,391
Investor relations 8,049 22,429 2,417 927
Management fees 309,317 826,401 68,620 10,789
Trustees fees 110,754 415,301 3,094 19,064
Professional fees 14,456 14,424 17,933 15,400
Shareholder reporting expenses 8,888 17,384 5,381 2,242
Shareholder servicing agent fees 3,993 4,170 1,450 309
Other 138 49,902 6,718 4,833
Total liabilities 245,227,093 679,983,196 613,370 215,678
Commitments and contingencies
(1)
Net assets applicable to common shares $ 374,873,153 $ 1,017,025,282 $ 167,462,295 $ 48,870,949
Common shares outstanding 30,851,332 87,235,304 18,886,052 3,924,894
Net asset value ("NAV") per common share outstanding $ 12.15 $ 11.66 $ 8.87 $ 12.45
NET ASSETS APPLICABLE TO COMMON SHARES CONSIST OF:
Common shares, $0.01 par value per share $ 308,513 $ 872,353 $ 188,861 $ 39,249
Paid-in capital 435,640,623 1,172,987,131 178,431,300 53,856,608
Total distributable earnings (loss) (61,075,983) (156,834,202) (11,157,866) (5,024,908)
Net assets applicable to common shares $ 374,873,153 $ 1,017,025,282 $ 167,462,295 $ 48,870,949
Authorized shares:
Common Unlimited Unlimited Unlimited Unlimited
Preferred Unlimited Unlimited — —
†
Long-term investments, cost $ 622,320,509 $ 1,681,688,938 $ 166,326,721 $ 48,976,151
*
AMTP Shares, liquidation preference 127,000,000 — — —
**
MFP  Shares, liquidation preference — 80,000,000 — —
***
    VRDP Shares, liquidation preference 89,000,000 583,800,000 — —
(1) As disclosed in Notes to Financial Statements.

Statement of Operations
See Notes to Financial Statements

Six Months Ended August 31, 2023 (Unaudited) NAN NRK NNY NXN
INVESTMENT INCOME
Interest $ 13,616,370 $ 37,887,434 $ 3,613,571 $ 1,043,874
Total investment income 13,616,370 37,887,434 3,613,571 1,043,874
EXPENSES
– – – –
Management fees 1,856,573 5,006,620 411,185 64,598
Shareholder servicing agent fees 12,169 12,894 4,587 926
Interest expense and amortization of offering costs 4,704,245 11,991,042 667 66
Trustees fees 11,293 32,148 3,188 932
Custodian expenses 25,382 63,337 10,244 5,096
Investor relations expenses 13,768 38,534 4,139 1,267
Liquidity fees 370,644 2,286,269 — —
Professional fees 46,510 84,985 22,580 20,110
Remarketing fees 22,992 376,817 — —
Shareholder reporting expenses 14,356 26,457 8,816 4,288
Stock exchange listing fees 4,725 13,360 — 3,734
Other 32,722 71,164 4,786 5,137
Total expenses 7,115,379 20,003,627 470,192 106,154
Net investment income (loss) 6,500,991 17,883,807 3,143,379 937,720
REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) from:
Investments (1,488,569) (6,299,039) (382,457) (188,276)
Net realized gain (loss) (1,488,569) (6,299,039) (382,457) (188,276)
Change in unrealized appreciation (depreciation) on:
Investments (1,311,460) (2,835,960) 87,294 85,385
Change in net unrealized appreciation (depreciation) (1,311,460) (2,835,960) 87,294 85,385
Net realized and unrealized gain (loss) (2,800,029) (9,134,999) (295,163) (102,891)
Net increase (decrease) in net assets applicable to common shares from operations $ 3,700,962 $ 8,748,808 $ 2,848,216 $ 834,829

Statement of Changes in Net Assets
See Notes to Financial Statements

NAN NRK
Unaudited
Six Months Ended
8/31/23
Year Ended
2/28/23
Unaudited
Six Months Ended
8/31/23
Year Ended
2/28/23
OPERATIONS
Net investment income (loss) $ 6,500,991 $ 15,849,227 $ 17,883,807 $ 43,546,907
Net realized gain (loss) (1,488,569) (33,109,286) (6,299,039) (93,573,167)
Change in net unrealized appreciation (depreciation) (1,311,460) (40,684,400) (2,835,960) (114,659,298)
Net increase (decrease) in net assets applicable to common shares from operations 3,700,962 (57,944,459) 8,748,808 (164,685,558)
DISTRIBUTIONS TO COMMON SHAREHOLDERS
Dividends (6,848,996) (16,721,423) (18,057,709) (46,060,243)
Total distributions (6,848,996) (16,721,423) (18,057,709) (46,060,243)
Net increase (decrease) in net assets applicable to common shares (3,148,034) (74,665,882) (9,308,901) (210,745,801)
Net assets applicable to common shares at the beginning of the period 378,021,187 452,687,069 1,026,334,183 1,237,079,984
Net assets applicable to common shares at the end of the
period $ 374,873,153 $ 378,021,187 $ 1,017,025,282 $ 1,026,334,183

See Notes to Financial Statements

NNY NXN
Unaudited
Six Months Ended
8/31/23
Year Ended
2/28/23
Unaudited
Six Months Ended
8/31/23
Year Ended
2/28/23
OPERATIONS
Net investment income (loss) $ 3,143,379 $ 5,861,800 $ 937,720 $ 1,746,669
Net realized gain (loss) (382,457) (7,772,946) (188,276) (2,443,597)
Change in net unrealized appreciation (depreciation) 87,294 (10,667,518) 85,385 (3,199,695)
Net increase (decrease) in net assets applicable to common shares from operations 2,848,216 (12,578,664) 834,829 (3,896,623)
DISTRIBUTIONS TO COMMON SHAREHOLDERS
Dividends (3,135,084) (5,580,829) (955,712) (1,644,531)
Total distributions (3,135,084) (5,580,829) (955,712) (1,644,531)
Net increase (decrease) in net assets applicable to common shares (286,868) (18,159,493) (120,883) (5,541,154)
Net assets applicable to common shares at the beginning of the period 167,749,163 185,908,656 48,991,832 54,532,986
Net assets applicable to common shares at the end of the
period $ 167,462,295 $ 167,749,163 $ 48,870,949 $ 48,991,832

Statement of Cash Flows
See Notes to Financial Statements

Six Months Ended August 31, 2023 (Unaudited)
NAN NRK
CASH FLOWS FROM OPERATING ACTIVITIES
Net Increase (Decrease) in Net Assets Applicable to Common Shares from Operations $ 3,700,962 $ 8,748,808
Adjustments to reconcile the net increase (decrease) in net assets applicable to common shares from operations to net cash provided by (used in) operating activities:
Purchases of investments (51,091,140) (151,500,589)
Proceeds from sale and maturities of investments 49,523,629 153,118,753
Amortization (Accretion) of premiums and discounts, net 1,067,115 525,913
Amortization of deferred offering costs 27,782 55,008
(Increase) Decrease in:
Receivable for interest (231,014) 429,886
Receivable for investments sold — 23,280,000
Other assets (4,034) (15,396)
Increase (Decrease) in:
Payable for interest 388,379 (10,648)
Accrued custodian fees (12,912) (36,097)
Accrued investor relations fees (2,506) (7,253)
Accrued management fees 19,433 57,293
Accrued Trustees fees 6,233 23,028
Accrued professional fees (10,811) (16,028)
Accrued shareholder reporting expenses (7,382) (16,676)
Accrued shareholder servicing agent fees (80) (214)
Accrued other expenses (4,423) 6,769
Net realized (gain) loss from investments 1,488,569 6,299,039
Net change in unrealized (appreciation) depreciation of investments 1,311,460 2,835,960
Net cash provided by (used in) operating activities 6,169,260 43,777,556
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from borrowings — 27,258,776
(Repayments) of borrowings — (29,858,776)
(Repayments of) floating rate obligations — (20,000,000)
Increase (Decrease) in:
Cash overdraft 719,720 (1,624,248)
Cash distributions paid to common shareholders (6,888,980) (18,039,727)
Net cash provided by (used in) financing activities (6,169,260) (42,263,975)
Net increase (decrease) in Cash — 1,513,581
Cash at the beginning of period — —
Cash at the end of period $ — $ 1,513,581
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION NAN NRK
Cash paid for interest
$ 4,287,548 $ 11,945,228

Financial Highlights

The following data is for a common share outstanding for each fiscal year end unless otherwise noted:
Investment Operations
Less Distributions to
Common Shareholders Common Share
Common
Share
Net Asset
Value,
Beginning
of Period
Net
Investment
Income (NII)
(Loss)(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From Net
Realized
Gains Total
Discount
Per
Share
Repurchased
and Retired
Net Asset
Value,
End of
Period
Share
Price,
End of
Period
NAN
8/31/23(d) $ 12.25 $ 0.21 $ (0.09) $ 0.12 $ (0.22) $ — $ (0.22) $ — $ 12.15 $ 10.35
2/28/23 14.67 0.51 (2.39) (1.88) (0.54) — (0.54) — 12.25 10.60
2/28/22 15.34 0.58 (0.64) (0.06) (0.61) — (0.61) — 14.67 13.21
2/28/21 16.04 0.65 (0.73) (0.08) (0.62) — (0.62) — 15.34 13.92
2/29/20 14.69 0.60 1.33 1.93 (0.58) — (0.58) — 16.04 14.43
2/28/19 14.63 0.61 0.01 0.62 (0.58) — (0.58) 0.02 14.69 12.87
NRK
8/31/23(d) 11.77 0.21 (0.11) 0.10 (0.21) — (0.21) — 11.66 9.99
2/28/23 14.18 0.50 (2.38) (1.88) (0.53) — (0.53) — 11.77 10.29
2/28/22 14.84 0.57 (0.65) (0.08) (0.58) — (0.58) — 14.18 12.69
2/28/21 15.45 0.60 (0.64) (0.04) (0.57) — (0.57) — 14.84 13.44
2/29/20 14.12 0.57 1.30 1.87 (0.54) — (0.54) — 15.45 13.72
2/28/19 14.01 0.57 0.07 0.64 (0.54) — (0.54) 0.01 14.12 12.36
(a) Based on average shares outstanding.
(b) Percentage is not annualized.

See Notes to Financial Statements

Ratios of Interest
Expense
to Average Net
Assets Applicable
to Common Shares
NAN
8/31/23(d)
2.63%(e)
2/28/23
1.64
2/28/22
0.53
2/28/21
0.70
2/29/20
1.33
2/28/19
1.42
NRK
8/31/23(d)
2.77 (e)
2/28/23
1.80
2/28/22
0.55
2/28/21
0.80
2/29/20
1.37
2/28/19
1.52
Common Share Supplemental Data/
Ratios Applicable to Common Shares
Common Share
Total Returns
Ratios to Average
Net Assets
Based
on
Net Asset
Value(b)
Based
on
Share
Price(b)
Net
Assets,
End of
Period (000) Expenses(c)
Net
Investment
Income
(Loss)(c)
Portfolio
Turnover
Rate
0.96% (0.32) % $ 374,873 3.68% (e) 3.36% (e) 8%
(12.84) (15.82) 378,021 2.73 4.03 73
(0.55) (1.06) 452,687 1.51 3.71 16
(0.40) 0.90 473,214 1.70 4.29 23
13.33 16.81 494,883 2.34 3.90 8
4.46 3.49 453,180 2.45 4.16 23
0.79 (0.95) 1,017,025 3.80 (e) 3.40 (e) 9
(13.32) (14.87) 1,026,334 2.84 4.07 69
(0.70) (1.55) 1,237,080 1.53 3.77 11
(0.16) 2.31 1,294,269 1.80 4.10 22
13.47 15.57 1,347,971 2.33 3.89 12
4.75 5.01 1,231,771 2.51 4.08 21
(c) • Net Investment Income (Loss) ratios reflect income earned and expenses incurred on assets attributable to preferred shares issued by the Fund, where applicable.
• The expense ratios reflect, among other things, all interest expenses and other costs related to preferred shares (as described in Notes to Financial Statements)
and/or the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund (as described in Notes to Financial Statements), where applicable, as follows:
(d) Unaudited.
(e) Annualized.

Financial Highlights
(continued)
(a)
Based on average shares outstanding.
(b)
Percentage is not annualized.
(c)
Ratios of Interest
Expense
to Average Net
Assets Applicable
to Common Shares
NNY
8/31/23(d)
— (e) %
2/28/23
— (f)
2/28/22
— (f)
2/28/21
— (f)
2/29/20
0.02
2/28/19
0.02
NXN
8/31/23(d)
— (e)
2/28/23
— (f)
2/28/22(g)
— (e) (f)
3/31/21
— (f)
3/31/20
0.02
3/31/19
0.02
3/31/18
0.02
• Net Investment Income (Loss) ratios reflect income earned and expenses incurred on assets attributable to preferred shares issued by the Fund, where applicable.
• The expense ratios reflect, among other things, all interest expenses and other costs related to preferred shares (as described in Notes to Financial Statements)
and/or the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund (as described in Notes to Financial Statements), where applicable, as follows:
(d)
Unaudited.
(e)
Annualized.
(f)
Value rounded to zero.
(g)
For the eleven months ended February 28, 2022.
The following data is for a common share outstanding for each fiscal year end unless otherwise noted:
Investment Operations
Less Distributions to
Common Shareholders Common Share
Common
Share
Net Asset
Value,
Beginning
of Period
Net
Investment
Income (NII)
(Loss)(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From Net
Realized
Gains Total
Net Asset
Value,
End of
Period
Share
Price,
End of
Period
NNY
8/31/23(d) $ 8.88 $ 0.17 $ (0.01) $ 0.16 $ (0.17) $ — $ (0.17) $ 8.87 $ 8.36
2/28/23 9.84 0.31 (0.97) (0.66) (0.30) — (0.30) 8.88 8.31
2/28/22 10.11 0.26 (0.24) 0.02 (0.29) — (0.29) 9.84 9.27
2/28/21 10.46 0.31 (0.34) (0.03) (0.32) — (0.32) 10.11 9.63
2/29/20 9.87 0.35 0.59 0.94 (0.35) — (0.35) 10.46 10.36
2/28/19 9.81 0.36 0.06 0.42 (0.36) — (0.36) 9.87 9.67
NXN
8/31/23(d) 12.48 0.24 (0.03) 0.21 (0.24) — (0.24) 12.45 11.73
2/28/23 13.89 0.45 (1.44) (0.99) (0.42) — (0.42) 12.48 12.15
2/28/22(g) 14.35 0.38 (0.46) (0.08) (0.38) — (0.38) 13.89 12.92
3/31/21 13.99 0.46 0.37 0.83 (0.47) — (0.47) 14.35 14.50
3/31/20 14.08 0.49 (0.11) 0.38 (0.47) — (0.47) 13.99 12.65
3/31/19 13.93 0.50 0.15 0.65 (0.50) — (0.50) 14.08 13.52
3/31/18 14.04 0.52 (0.09) 0.43 (0.54) — (0.54) 13.93 12.98

See Notes to Financial Statements

Common Share Supplemental Data/
Ratios Applicable to Common Shares
Common Share
Total Returns
Ratios to Average
Net Assets
Based
on
Net Asset
Value(b)
Based
on
Share
Price(b)
Net
Assets,
End of
Period (000) Expenses(c)
Net
Investment
Income
(Loss)(c)
Portfolio
Turnover
Rate
1.75% 2.58% $ 167,462 0.55% (e) 3.68% (e) 5%
(6.76) (7.22) 167,749 0.56 3.42 69
0.10 (0.91) 185,909 0.60 2.55 10
(0.17) (3.94) 154,122 0.57 3.08 24
9.72 10.93 159,252 0.59 3.45 7
4.37 8.52 150,281 0.59 3.63 17
1.70 (1.49) 48,871 0.43 (e) 3.76 (e) 8
(7.14) (2.57) 48,992 0.42 3.49 62
(0.62) (8.43) 54,533 0.40 (e) 2.86 (e) 16
5.98 18.66 56,311 0.40 3.25 14
2.69 (3.18) 54,893 0.43 3 .39 5
4.80 8.26 55,270 0.42 3.59 16
3.05 (1.41) 54,679 0.43 3.64 17

Financial Highlights (continued)
The following table sets forth information regarding each Fund's outstanding senior securities as of the end of each of the Fund's last five fiscal periods, as applicable.
AMTP Shares MFP Shares VRDP Shares
Aggregate
Amount
Outstanding
(000)(a)
Asset
Coverage
Per
$100,000
Share(b)
Aggregate
Amount
Outstanding
(000)(a)
Asset
Coverage
Per
$100,000
Share(b)
Aggregate
Amount
Outstanding
(000)(a)
Asset
Coverage
Per
$100,000
Share(b)
Asset
Coverage
Per $1
Liquidation
Preference(c)
NAN
8/31/23(d) $ 127,000 $ 273,552 $ — $ — $ 89,000 $ 273,552 $ 2.74
2/28/23 127,000 275,010 — — 89,000 275,010 2.75
2/28/22 147,000 291,007 — — 89,000 291,007 2.91
2/28/21 147,000 300,514 — — 89,000 300,514 3.01
2/29/20 147,000 309,696 — — 89,000 309,696 3.10
2/28/19 147,000 292,026 — — 89,000 292,026 2.92
NRK
8/31/23(d) — — 80,000 253,213 583,800 253,213 2.53
2/28/23 — — 80,000 254,012 583,800 254,012 2.54
2/28/22 — — 80,000 266,319 663,800 266,319 2.66
2/28/21 — — 80,000 274,008 663,800 274,008 2.74
2/29/20 — — 80,000 281,228 663,800 281,228 2.81
2/28/19 — — 80,000 265,605 663,800 265,605 2.66
(a) Aggregate Amount Outstanding: Aggregate amount outstanding represents the liquidation preference as of the end of the relevant fiscal year.
(b) Asset Coverage Per $100,000: Asset coverage per $100,000 is calculated by subtracting the Fund’s liabilities and indebtedness not represented by senior securities from the Fund’s total assets, dividing the result by the aggregate amount of the Fund’s senior securities representing indebtedness then outstanding (if applicable,) plus the aggregate of the involuntary liquidation preference of the outstanding preferred shares, if applicable, and multiplying the result by 100,000.
(c) Includes all preferred shares presented for the Fund.
(d) Unaudited.

Notes to Financial Statements
(Unaudited)

1. General Information
Fund Information: The funds covered in this report and their corresponding New York Stock Exchange (“NYSE”) symbols are as follows (each a
“Fund” and collectively, the “Funds”):
Nuveen New York Quality Municipal Income Fund (NAN)
Nuveen New York AMT-Free Quality Municipal Income Fund (NRK)
Nuveen New York Municipal Value Fund (NNY)
Nuveen New York Select Tax-Free Income Portfolio (NXN)
The Funds are registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as diversified closed-end management investment companies. NAN, NRK and NXN were organized as Massachusetts business trusts on December 1, 1998, April 19, 2002 and March 30,
1992, respectively. NNY was organized as a Massachusetts business trust on April 12, 2021 (previously organized as a Minnesota trust on July 14,
1987).
Current Fiscal Period: The end of the reporting period for the Funds is August 31, 2023, and the period covered by these Notes to Financial
Statements is the six months ended August 31, 2023 (the "current fiscal period").
Investment Adviser and Sub-Adviser: The Fund’s investment adviser is Nuveen Fund Advisors, LLC (the “Adviser”), a subsidiary of Nuveen, LLC
(“Nuveen”). Nuveen is the investment management arm of Teachers Insurance and Annuity Association of America (TIAA). The Adviser has overall responsibility for management of the Funds, oversees the management of the Funds’ portfolios, manages the Funds’ business affairs and provides certain clerical, bookkeeping and other administrative services, and, if necessary, asset allocation decisions. The Adviser has entered into sub-
advisory agreements with Nuveen Asset Management, LLC (the “Sub-Adviser”), a subsidiary of the Adviser, under which the Sub-Adviser manages the investment portfolios of the Funds.
Developments Regarding the Funds' Control Share By-Law: On October 5, 2020, the Funds and certain other closed-end funds in the Nuveen fund complex amended their by-laws. Among other things, the amended by-laws included provisions pursuant to which, in summary, a shareholder who obtains beneficial ownership of common shares in a Control Share Acquisition (as defined in the by-laws) shall have the same voting rights as other common shareholders only to the extent authorized by the other disinterested shareholders (the “Control Share By-Law”). On January 14,
2021, a shareholder of certain Nuveen closed-end funds filed a civil complaint in the U.S. District Court for the Southern District of New York (the
“District Court”) against certain Nuveen funds and their trustees, seeking a declaration that such funds’ Control Share By-Laws violate the 1940 Act, rescission of such fund’s Control Share By-Laws and a permanent injunction against such funds applying the Control Share By-Laws. On February
18, 2022, the District Court granted judgment in favor of the plaintiff’s claim for rescission of such funds’ Control Share By-Laws and the plaintiff’s declaratory judgment claim, and declared that such funds’ Control Share By-Laws violate Section 18(i) of the 1940 Act. Following review of the judgment of the District Court, on February 22, 2022, the Funds' Board of Trustees (the "Board") amended the Fund’s by-laws to provide that the
Funds' Control Share By-Law shall be of no force and effect for so long as the judgment of the District Court is effective and that if the judgment of the District Court is reversed, overturned, vacated, stayed, or otherwise nullified, the Fund's Control Share By-Law will be automatically reinstated
and apply to any beneficial owner of common shares acquired in a Control Share Acquisition, regardless of whether such Control Share Acquisition occurs before or after such reinstatement, for the duration of the stay or upon issuance of the mandate reversing, overturning, vacating or otherwise nullifying the judgment of the District Court. On February 25, 2022, the Board and the Funds appealed the District Court’s decision to the U.S. Court of Appeals for the Second Circuit.
2. Significant Accounting Policies
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. Each Fund is an investment company and follows accounting guidance in the Financial Accounting Standards Board (“FASB”)
Accounting Standards Codification 946, Financial Services – Investment Companies. The net asset value (“NAV”) for financial reporting purposes may differ from the NAV for processing security and shareholder transactions. The NAV for financial reporting purposes includes security and shareholder transactions through the date of the report. Total return is computed based on the NAV used for processing security and shareholder transactions. The following is a summary of the significant accounting policies consistently followed by the Funds.
Compensation: The Funds pay no compensation directly to those of its officers, all of whom receive remuneration for their services to the Funds from the Adviser or its affiliates. The Board has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen-advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen-advised funds.
Custodian Fee Credit: As an alternative to overnight investments, each Fund has an arrangement with its custodian bank, State Street Bank and
Trust Company, (the “Custodian”) whereby certain custodian fees and expenses are reduced by net credits earned on each Fund’s cash on deposit with the bank. Credits for cash balances may be offset by charges for any days on which a Fund overdraws its account at the Custodian. The amount of custodian fee credit earned by a Fund is recognized on the Statement of Operations as a component of “Custodian expenses, net.” During the current reporting period, the custodian fee credit earned by each Fund was as follows:

Notes to Financial Statements
(Unaudited) (continued)
Distributions to Common Shareholders: Distributions to common shareholders are recorded on the ex-dividend date. The amount, character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.
Indemnifications: Under the Funds' organizational documents, their officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that provide general indemnifications to other parties. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
Investments and Investment Income: Securities transactions are accounted for as of the trade date for financial reporting purposes. Realized gains and losses on securities transactions are based upon the specific identification method. Investment income is comprised of interest income, which is recorded on an accrual basis and includes accretion of discounts and amortization of premiums for financial reporting purposes. Investment income also reflects payment-in-kind (“PIK”) interest and paydown gains and losses, if any. PIK interest represents income received in the form of securities in lieu of cash.
Netting Agreements: In the ordinary course of business, the Funds may enter into transactions subject to enforceable International Swaps and
Derivatives Association, Inc. (ISDA) master agreements or other similar arrangements (“netting agreements”). Generally, the right to offset in netting agreements allows each Fund to offset certain securities and derivatives with a specific counterparty, when applicable, as well as any collateral received or delivered to that counterparty based on the terms of the agreements. Generally, each Fund manages its cash collateral and securities collateral on a counterparty basis. With respect to certain counterparties, in accordance with the terms of the netting agreements, collateral posted to the Funds is held in a segregated account by the Funds’ custodian and/or with respect to those amounts which can be sold or repledged, are presented in the Funds’ Portfolio of Investments or Statement of Assets and Liabilities.
The Funds’ investments subject to netting agreements as of the end of the reporting period, if any, are further described later in these Notes to
Financials.
New Accounting Pronouncement:  In March 2020, FASB issued Accounting Standards Update ("ASU") 2020-04, Reference Rate Reform:
Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The main objective of the new guidance is to provide relief to companies that will be impacted by the expected change in benchmark interest rates, when participating banks will no longer be required to submit London
Interbank Offered Rate (LIBOR) quotes by the UK Financial Conduct Authority (FCA). The new guidance allows companies to, provided the only change to existing contracts are a change to an approved benchmark interest rate, account for modifications as a continuance of the existing contract without additional analysis. For new and existing contracts, the Funds may elect to apply the amendments as of March 12, 2020 through
December 31, 2022. In December 2022, FASB deferred ASU 2022-04 and issued ASU 2022-06, Reference Rate Reform: Deferral of the Sunset
Date of Topic 848, which extends the application of the amendments through December 31, 2024. Management has not yet elected to apply the amendments, is continuously evaluating the potential effect a discontinuation of LIBOR could have on the Funds’ investments and has currently determined that it is unlikely the ASU’s adoption will have a significant impact on the Funds’ financial statements and various filings.
3. Investment Valuation and Fair Value Measurements
The Funds’ investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability.
Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Funds’ major classifications of assets and liabilities measured at fair value follows:
Fund
Gross
Custodian Fee
Credits
NAN
$ —
NRK
—
NNY
—
NXN
—

Prices of fixed-income securities are generally provided by pricing services approved by the Adviser, which is subject to review by the Adviser and oversight of the Board. Pricing services establish a security’s fair value using methods that may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. In pricing certain securities, particularly less liquid and lower quality securities, pricing services may consider information about a security, its issuer or market activity provided by the Adviser. These securities are generally classified as Level 2.
For any portfolio security or derivative for which market quotations are not readily available or for which the Adviser deems the valuations derived using the valuation procedures described above not to reflect fair value, the Adviser will determine a fair value in good faith using alternative procedures approved by the Adviser, subject to the oversight of the Board. As a general principle, the fair value of a security is the amount that the owner might reasonably expect to receive for it in a current sale. A variety of factors may be considered in determining the fair value of such securities, which may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. To the extent the inputs are observable and timely, the values would be classified as Level 2; otherwise they would be classified as Level 3.
The following table summarizes the market value of the Funds’ investments as of the end of the reporting period, based on the inputs used to value them:
The Funds hold liabilities in floating rate obligations and preferred shares, where applicable, which are not reflected in the tables above. The fair values of the Funds’ liabilities for floating rate obligations approximate their liquidation values. Floating rate obligations are generally classified as
Level 2 and further described in these Notes to Financial Statements. The fair values of the Funds’ liabilities for preferred shares approximate their liquidation preference. Preferred shares are generally classified as Level 2 and further described in these Notes to Financial Statements.
4. Portfolio Securities
Inverse Floating Rate Securities: Each Fund is authorized to invest in inverse floating rate securities. An inverse floating rate security is created by depositing a municipal bond (referred to as an “Underlying Bond”), typically with a fixed interest rate, into a special purpose tender option bond (“TOB”) trust (referred to as the “TOB Trust”) created by or at the direction of one or more Funds. In turn, the TOB Trust issues (a) floating rate certificates (referred to as “Floaters”), in face amounts equal to some fraction of the Underlying Bond’s par amount or market value, and (b)
an inverse floating rate certificate (referred to as an “Inverse Floater”) that represents all remaining or residual interest in the TOB Trust. Floaters typically pay short-term tax-exempt interest rates to third parties who are also provided a right to tender their certificate and receive its par value, which may be paid from the proceeds of a remarketing of the Floaters, by a loan to the TOB Trust from a third party liquidity provider (“Liquidity
Provider”), or by the sale of assets from the TOB Trust. The Inverse Floater is issued to a long term investor, such as one or more Funds. The income received by the Inverse Floater holder varies inversely with the short-term rate paid to holders of the Floaters, and in most circumstances the Inverse
Floater holder bears substantially all of the Underlying Bond’s downside investment risk and also benefits disproportionately from any potential appreciation of the Underlying Bond’s value. The value of an Inverse Floater will be more volatile than that of the Underlying Bond because the interest rate is dependent on not only the fixed coupon rate of the Underlying Bond but also on the short-term interest paid on the Floaters, and because the Inverse Floater essentially bears the risk of loss (and possible gain) of the greater face value of the Underlying Bond.
The Inverse Floater held by a Fund gives the Fund the right to (a) cause the holders of the Floaters to tender their certificates at par (or slightly more than par in certain circumstances), and (b) have the trustee of the TOB Trust (the “Trustee”) transfer the Underlying Bond held by the TOB Trust to the Fund, thereby collapsing the TOB Trust.
NAN
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 611,806,943 $ – $ 611,806,943
Total $ – $ 611,806,943 $ – $ 611,806,943
NRK
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 1,675,229,532 $ – $ 1,675,229,532
Total $ – $ 1,675,229,532 $ – $ 1,675,229,532
NNY
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 165,045,298 $ – $ 165,045,298
Total $ – $ 165,045,298 $ – $ 165,045,298
NXN
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 48,169,898 $ – $ 48,169,898
Total $ – $ 48,169,898 $ – $ 48,169,898

Notes to Financial Statements
(Unaudited) (continued)
A Fund may acquire an Inverse Floater in a transaction where it (a) transfers an Underlying Bond that it owns to a TOB Trust created by a third party or (b) transfers an Underlying Bond that it owns, or that it has purchased in a secondary market transaction for the purpose of creating an Inverse
Floater, to a TOB Trust created at its direction, and in return receives the Inverse Floater of the TOB Trust (referred to as a “self-deposited Inverse
Floater”). A Fund may also purchase an Inverse Floater in a secondary market transaction from a third party creator of the TOB Trust without first owning the Underlying Bond (referred to as an “externally-deposited Inverse Floater”).
An investment in a self-deposited Inverse Floater is accounted for as a “financing” transaction (i.e., a secured borrowing). For a self-deposited
Inverse Floater, the Underlying Bond deposited into the TOB Trust is identified in the Fund’s Portfolio of Investments as “(UB) – Underlying bond of an inverse floating rate trust reflected as a financing transaction,” with the Fund recognizing as liabilities, labeled “Floating rate obligations” on the
Statement of Assets and Liabilities, (a) the liquidation value of Floaters issued by the TOB Trust, and (b) the amount of any borrowings by the TOB
Trust from a Liquidity Provider to enable the TOB Trust to purchase outstanding Floaters in lieu of a remarketing. In addition, the Fund recognizes in
“Investment Income” the entire earnings of the Underlying Bond, and recognizes (a) the interest paid to the holders of the Floaters or on the TOB
Trust’s borrowings, and (b) other expenses related to remarketing, administration, trustee, liquidity and other services to a TOB Trust, as a component of “Interest expense and amortization of offering costs” on the Statement of Operations. Earnings due from the Underlying Bond and interest due to the holders of the Floaters as of the end of the reporting period are recognized as components of “Receivable for interest” and “Payable for interest” on the Statement of Assets and Liabilities, respectively.
In contrast, an investment in an externally-deposited Inverse Floater is accounted for as a purchase of the Inverse Floater and is identified in the
Fund’s Portfolio of Investments as “(IF) – Inverse floating rate investment.” For an externally-deposited Inverse Floater, a Fund’s Statement of Assets and Liabilities recognizes the Inverse Floater and not the Underlying Bond as an asset, and the Fund does not recognize the Floaters, or any related borrowings from a Liquidity Provider, as a liability. Additionally, the Fund reflects in “Investment Income” only the net amount of earnings on the
Inverse Floater (net of the interest paid to the holders of the Floaters or the Liquidity Provider as lender, and the expenses of the Trust), and does not show the amount of that interest paid or the expenses of the TOB Trust as described above as interest expense on the Statement of Operations.
Fees paid upon the creation of a TOB Trust for self-deposited Inverse Floaters and externally-deposited Inverse Floaters are recognized as part of the cost basis of the Inverse Floater and are capitalized over the term of the TOB Trust.
As of the end of the reporting period, the aggregate value of Floaters issued by each Fund’s TOB Trust for self-deposited Inverse Floaters and externally-deposited Inverse Floaters was as follows:
During the current fiscal period, the average amount of Floaters (including any borrowings from a Liquidity Provider) outstanding, and the average annual interest rates and fees related to self-deposited Inverse Floaters, were as follows:
TOB Trusts are supported by a liquidity facility provided by a Liquidity Provider pursuant to which the Liquidity Provider agrees, in the event that
Floaters are (a) tendered to the Trustee for remarketing and the remarketing does not occur, or (b) subject to mandatory tender pursuant to the terms of the TOB Trust agreement, to either purchase Floaters or to provide the Trustee with an advance from a loan facility to fund the purchase of
Floaters by the TOB Trust. In certain circumstances, the Liquidity Provider may otherwise elect to have the Trustee sell the Underlying Bond to retire the Floaters that were tendered and not remarketed prior to providing such a loan. In these circumstances, the Liquidity Provider remains obligated to provide a loan to the extent that the proceeds of the sale of the Underlying Bond are not sufficient to pay the purchase price of the Floaters.
Fund
Floating Rate
Obligations: Self-
Deposited
Inverse Floaters
Floating Rate
Obligations:
Externally-Deposited
Inverse Floaters Total
NAN
$ 25,825,000 $ — $ 25,825,000
NRK
13,480,000 — 13,480,000
NNY
— — —
NXN
— — —
Fund
Average Floating
Rate Obligations
Outstanding
Average Annual
Interest Rate
And Fees
NAN
$ 25,825,000 3.75%
NRK
32,000,548 3.56
NNY
— —
NXN
— —

The size of the commitment under the loan facility for a given TOB Trust is at least equal to the balance of that TOB Trust’s outstanding Floaters plus any accrued interest. In consideration of the loan facility, fee schedules are in place and are charged by the Liquidity Provider(s). Any loans made by the Liquidity Provider will be secured by the purchased Floaters held by the TOB Trust. Interest paid on any outstanding loan balances will be effectively borne by the Fund that owns the Inverse Floaters of the TOB Trust that has incurred the borrowing and may be at a rate that is greater than the rate that would have been paid had the Floaters been successfully remarketed.
As described above, any amounts outstanding under a liquidity facility are recognized as a component of “Floating rate obligations” on the
Statement of Assets and Liabilities by the Fund holding the corresponding Inverse Floaters issued by the borrowing TOB Trust. As of the end of the reporting period, there were no loans outstanding under any such facility.
Each Fund may also enter into shortfall and forbearance agreements (sometimes referred to as a “recourse arrangement”) (TOB Trusts involving such agreements are referred to herein as “Recourse Trusts”), under which a Fund agrees to reimburse the Liquidity Provider for the Trust’s Floaters, in certain circumstances, for the amount (if any) by which the liquidation value of the Underlying Bond held by the TOB Trust may fall short of the sum of the liquidation value of the Floaters issued by the TOB Trust plus any amounts borrowed by the TOB Trust from the Liquidity Provider, plus any shortfalls in interest cash flows. Under these agreements, a Fund’s potential exposure to losses related to or on an Inverse Floater may increase beyond the value of the Inverse Floater as a Fund may potentially be liable to fulfill all amounts owed to holders of the Floaters or the Liquidity
Provider. Any such shortfall amount in the aggregate is recognized as “Unrealized depreciation on Recourse Trusts” on the Statement of Assets and
Liabilities.
As of the end of the reporting period, each Fund's maximum exposure to the Floaters issued by Recourse Trusts for self-deposited Inverse Floaters and externally-deposited Inverse Floaters was as follows:
Zero Coupon Securities: A zero coupon security does not pay a regular interest coupon to its holders during the life of the security. Income to the holder of the security comes from accretion of the difference between the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at maturity. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.
Purchases and Sales: Long-term purchases and sales during the current fiscal period were as follows:
The Funds may purchase securities on a when-issued or delayed-delivery basis. Securities purchased on a when-issued or delayed-delivery basis may have extended settlement periods; interest income is not accrued until settlement date. Any securities so purchased are subject to market fluctuation during this period. If a Fund has outstanding when-issued/delayed-delivery purchases commitments as of the end of the reporting period, such amounts are recognized on the Statement of Assets and Liabilities.
5. Derivative Investments
Each Fund is authorized to invest in certain derivative instruments. As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variables. Investments in derivatives as of the end of and/or during the current fiscal period, if any, are included within the Statement of Assets and Liabilities and the Statement of
Operations, respectively.
Market and Counterparty Credit Risk: In the normal course of business each Fund may invest in financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to the transaction to perform
(counterparty credit risk). The potential loss could exceed the value of the financial assets recorded on the financial statements. Financial assets, which potentially expose each Fund to counterparty credit risk, consist principally of cash due from counterparties on forward, option and swap transactions, when applicable. The extent of each Fund’s exposure to counterparty credit risk in respect to these financial assets approximates their carrying value as recorded on the Statement of Assets and Liabilities.
Fund
Maximum Exposure
to Recourse Trusts:
Self-Deposited
Inverse Floaters
Maximum Exposure
to Recourse Trusts:
Externally-Deposited
Inverse Floaters Total
NAN
$ 25,825,000 $ — $ 25,825,000
NRK
13,480,000 — 13,480,000
NNY
— — —
NXN
— — —
Fund
Purchases
Sales and
Maturities
NAN
$ 51,091,140 $ 49,523,629
NRK
151,500,589 153,118,753
NNY
8,445,339 9,525,273
NXN
3,802,517 4,632,738

Notes to Financial Statements
(Unaudited) (continued)
Each Fund helps manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor their obligations and by having the Adviser monitor the financial stability of the counterparties. Additionally, counterparties may be required to pledge collateral daily (based on the daily valuation of the financial asset) on behalf of each Fund with a value approximately equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when each Fund has an unrealized loss, the Funds have instructed the custodian to pledge assets of the Funds as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the valuations fluctuate, either up or down, by at least the pre-determined threshold amount.
6. Fund Shares
Common Share Transactions: The Funds did not have any transactions in common shares during the Funds' current and prior fiscal period.
Preferred Shares
Adjustable Rate MuniFund Term Preferred Shares: NAN has issued and has outstanding Adjustable Rate MuniFund Term Preferred (“AMTP”)
Shares, with a $100,000 liquidation preference per share. AMTP Shares are issued via private placement and are not publicly available.
The details of NAN’s AMTP Shares outstanding as of the end of the reporting period, were as follows:
The Fund is obligated to redeem its AMTP Shares by the date as specified in its offering document (“Term Redemption Date”), unless earlier redeemed by the Fund. AMTP Shares are subject to optional and mandatory redemption in certain circumstances. The AMTP Shares may be redeemed at the option of the Fund, subject to payment of premium for approximately six months following the date of issuance (“Premium
Expiration Date”), and at the redemption price per share thereafter. The redemption price per share is equal to the sum of the liquidation preference per share plus any accumulated but unpaid dividends.
AMTP Shares are short-term or short/intermediate-term instruments that pay a variable dividend rate tied to a short-term index, plus an additional fixed “spread” amount which is initially established at the time of issuance and may be adjusted in the future based upon a mutual agreement between the majority owner and the Fund. From time-to-time the majority owner may propose to the Fund an adjustment to the dividend rate.
Should the majority owner and the Fund fail to agree upon an adjusted dividend rate, and such proposed dividend rate adjustment is not withdrawn, the Fund will be required to redeem all outstanding shares upon the end of a notice period.
In addition, the Fund may be obligated to redeem a certain amount of the AMTP Shares if the Fund fails to maintain certain asset coverage and leverage ratio requirements and such failures are not cured by the applicable cure date. The Term Redemption Date and Premium Expiration Date for the Fund’s AMTP Shares are as follows:
* Subject to early termination by either the Fund or the holder.
The average liquidation preference of AMTP Shares outstanding and annualized dividend rate for the Fund during the current fiscal period were as follows:
AMTP Shares are subject to restrictions on transfer, generally do not trade, and market quotations are generally not available. The fair value of AMTP
Shares is expected to be approximately their liquidation preference so long as the fixed “spread” on the AMTP Shares remains roughly in line with the “spread” being demanded by investors on instruments having similar terms in the current market environment. In present market conditions,
Fund Series
Shares
Outstanding
Liquidation
Preference
Liquidation
Preference,
net of
deferred
offering costs
NAN 2028 1,270 $127,000,000 $126,948,941
Fund
Notice
Period Series
Term
Redemption Date
Premium
Expiration Date
NAN 360-day 2028 December 1, 2028* November 30, 2019
Fund
Average
Liquidation
Preference of
AMTP
Shares
Outstanding
Annualized
Dividend Rate
NAN
$ 127,000,000 4.18%

the Fund's Adviser has determined that the fair value of AMTP Shares is approximately their liquidation preference, but their fair value could vary if market conditions change materially. For financial reporting purposes, the liquidation preference of AMTP Shares is a liability and is recognized as a component of “AMTP Shares, Net” on the Statement of Assets and Liabilities.
AMTP Share dividends are treated as interest payments for financial reporting purposes. Unpaid dividends on AMTP Shares are recognized as a component of “Payable for interest” on the Statement of Assets and Liabilities. Dividends accrued on AMTP Shares are recognized as a component of “Interest expense and amortization of offering costs” on the Statement of Operations.
Costs incurred in connection with the Fund’s offering of AMTP Shares were recorded as deferred charges which are amortized over the life of the shares and are recognized as components of AMTP Shares on the Statement of Assets and Liabilities and “Interest expense and amortization of offering costs” on the Statement of Operations.
MuniFund Preferred Shares: NRK has issued and has outstanding MuniFund Preferred (“MFP”) Shares, with a $100,000 liquidation preference per share. These MFP Shares were issued via private placement and are not publically available.
The Fund is obligated to redeem their MFP Shares by the date as specified in its offering documents (“Term Redemption Date”), unless earlier redeemed by the Fund. MFP Shares are initially issued in a pre-specified mode, however, MFP Shares can be subsequently designated as an alternative mode at a later date at the discretion of the Fund. The modes within MFP Shares detail the dividend mechanics and are described as follows. At a subsequent date, the Fund may establish additional mode structures with the MFP Share.
• Variable Rate Remarketed Mode (“VRRM”) – Dividends for MFP Shares within this mode will be established by a remarketing agent; therefore, market value of the MFP Shares is expected to approximate its liquidation preference. Shareholders have the ability to request a best-efforts tender of its shares upon seven days notice. If the remarketing agent is unable to identify an alternative purchaser, the shares will be retained by the shareholder requesting tender and the subsequent dividend rate will increase to its step-up dividend rate. If after one consecutive year of unsuccessful remarketing attempts, the Fund will be required to designate an alternative mode or redeem the shares.
The Fund will pay a remarketing fee on the aggregate principal amount of all MFP Shares while designated in VRRM. Payments made by the Fund to the remarketing agent are recognized as “Remarketing fees” on the Statement of Operations.
• Variable Rate Mode (“VRM”) – Dividends for MFP Shares designated in this mode are based upon a short-term index plus an additional fixed
“spread” amount established at the time of issuance or renewal / conversion of its mode. At the end of the period of the mode, the Fund will be required to either extend the term of the mode, designate an alternative mode or redeem the MFP Shares.
The fair value of MFP Shares while in VRM are expected to approximate their liquidation preference so long as the fixed “spread” on the shares remains roughly in line with the “spread” being demanded by investors on instruments having similar terms in the current market. In current market conditions, the Adviser has determined that the fair value of the shares are approximately their liquidation preference, but their fair value could vary if market conditions change materially.
• Variable Rate Demand Mode (“VRDM”) – Dividends for MFP Shares designated in this mode will be established by a remarketing agent; therefore, the market value of the MFP Shares is expected to approximate its liquidation preference. While in this mode, shares will have an unconditional liquidity feature that enable its shareholders to require a liquidity provider, which the Fund has entered into a contractual agreement, to purchase shares in the event that the shares are not able to be successfully remarketed. In the event that shares within this mode are unable to be successfully remarketed and are purchased by the liquidity provider, the dividend rate will be the maximum rate which is designed to escalate according to a specified schedule in order to enhance the remarketing agent’s ability to successfully remarket the shares. The Fund is required to redeem any shares that are still owned by a liquidity provider after six months of continuous, unsuccessful remarketing.
The Fund will pay a liquidity and remarketing fee on the aggregate principal amount of all MFP shares while within VRDM. Payments made by the
Fund to the liquidity provider and remarketing agent are recognized as “Liquidity fees” and “Remarketing fees”, respectively, on the Statement
Operations.
For financial reporting purposes, the liquidation preference of MFP Shares is recorded as a liability and is recognized as a component of “MFP
Shares, Net” on the Statement of Assets and Liabilities. Dividends on the MFP shares are treated as interest payments for financial reporting purposes. Unpaid dividends on MFP shares are recognized as a component on “Payable for interest” on the Statement of Assets and Liabilities.
Dividends accrued on MFP Shares are recognized as a component of “Interest expense and amortization of offering costs” on the Statement of
Operations.
Subject to certain conditions, MFP Shares may be redeemed, in whole or in part, at any time at the option of the Fund. The Fund may also be required to redeem certain MFP Shares if the Fund fails to maintain certain asset coverage requirements and such failures are not cured by the applicable cure date. The redemption price per share in all circumstances is equal to the liquidation preference per share plus any accumulated but unpaid dividends.
Costs incurred in connection with the Fund’s offering of MFP Shares were recorded as deferred charges which are amortized over the life of the shares. These offering costs are recognized as a component of MFP Shares on the Statement of Assets and Liabilities and “Interest expense and amortization of offering costs” on the Statement of Operations.
As of the end of the reporting period, details of the Fund’s MFP Shares outstanding were as follows:

Notes to Financial Statements
(Unaudited) (continued)
The average liquidation preference of MFP Shares outstanding and annualized dividend rate for the Fund during the current fiscal period were as follows:
Variable Rate Demand Preferred Shares: The following Funds have issued and have outstanding Variable Rate Demand Preferred (“VRDP”)
Shares, with a $100,000 liquidation preference per share. VRDP Shares are issued via private placement and are not publicly available.
As of the end of the reporting period, NAN and NRK had $88,250,323 and $582,188,177 VRDP Shares at liquidation preference, net of deferred offering costs, respectively. Further details of each Fund’s VRDP Shares outstanding as of the end of the reporting period, were as follows:
VRDP Shares include a liquidity feature that allows VRDP shareholders to have their shares purchased by a liquidity provider with whom each Fund has contracted in the event that the VRDP Shares are not able to be successfully remarketed. Each Fund is required to redeem any VRDP Shares that are still owned by the liquidity provider after six months of continuous, unsuccessful remarketing. Each Fund pays an annual remarketing fee on the aggregate principal amount of all VRDP Shares outstanding. Each Fund’s VRDP Shares have successfully remarketed since issuance.
Dividends on the VRDP Shares (which are treated as interest payments for financial reporting purposes) are set at a rate established by a remarketing agent; therefore, the market value of the VRDP Shares is expected to approximate its liquidation preference. In the event that VRDP Shares are unable to be successfully remarketed, the dividend rate will be the maximum rate which is designed to escalate according to a specified schedule in order to enhance the remarketing agent’s ability to successfully remarket the VRDP Shares.
Subject to certain conditions, VRDP Shares may be redeemed, in whole or in part, at any time at the option of each Fund. Each Fund may also redeem certain of the VRDP Shares if the Fund fails to maintain certain asset coverage requirements and such failures are not cured by the applicable cure date. The redemption price per share is equal to the sum of the liquidation preference per share plus any accumulated but unpaid dividends.
The average liquidation preference of VRDP Shares outstanding and annualized dividend rate for each Fund during the current fiscal period were as follows:
Fund Series
Shares
Outstanding
Liquidation
Preference
Liquidation
Preference,
net of
deferred
offering costs
Term
Redemption Date Mode
Mode
Termination Date
NRK A 800 $80,000,000 $79,600,801 May 1, 2047 VRRM May 1, 2047
Fund
Average
Liquidation
Preference of MFP
Shares
Outstanding
Annualized
Dividend Rate
NRK
$ 80,000,000 3.73%
Fund Series
Shares
Outstanding
Remarketing
Fees*
Liquidation
Preference Maturity
NAN 1 890 0.05% $89,000,000 March 1, 2040
NRK 1 1,123 0.10% $112,300,000 August 1, 2040
2 1,348 0.10% $134,800,000 August 1, 2040
3 1,617 0.10% $161,700,000 December 1, 2040
5 1,750 0.05% $175,000,000 June 1, 2046
* Remarketing fees as a percentage of the aggregate principal amount of all VRDP Shares outstanding for each series.
Fund
Average
Liquidation
Preference of
VRDP
Shares
Outstanding
Annualized
Dividend Rate
NAN
$ 89,000,000 3.37%
NRK
583,800,000 3.33

For financial reporting purposes, the liquidation preference of VRDP Shares is a liability and is recognized as a component of VRDP Shares on the
Statement of Assets and Liabilities. Unpaid dividends on VRDP Shares are recognized as a component of “Payable for interest” on the Statement of
Assets and Liabilities, when applicable. Dividends accrued on VRDP Shares are recognized as a component of “Interest expense and amortization of offering costs” on the Statement of Operations. Costs incurred by the Funds in connection with their offerings of VRDP Shares were recorded as a deferred charge, which are amortized over the life of the shares and are recognized as a component of VRDP Shares on the Statement of Assets and Liabilities and “Interest expense and amortization of offerings costs” on the Statement of Operations. In addition to interest expense, each Fund also pays a per annum liquidity fee to the liquidity provider, as well as a remarketing fee, which are recognized as “Liquidity fees” and “Remarketing fees,” respectively, on the Statement of Operations.
Preferred Share Transactions:  Transactions in preferred shares during the Funds' current and prior fiscal period, where applicable, are noted in the following table.
Transactions in AMTP Shares for the Funds, where applicable, were as follows:
Transactions in VRDP Shares for the Funds, where applicable, were as follows:
7. Income Tax Information
Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required.
Each Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from regular federal and designated state income taxes, and in the case of NRK, the alternative minimum tax applicable to individuals, to retain such tax-exempt status when distributed to shareholders of the Funds. Net realized capital gains and ordinary income distributions paid by the Funds are subject to federal taxation.
Each Fund files income tax returns in U.S. federal and applicable state and local jurisdictions. A Fund's federal income tax returns are generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed each Fund's tax positions taken for all open tax years and has concluded that no provision for income tax is required in the Fund's financial statements.
As of the end of the reporting period, the aggregate cost and the net unrealized appreciation/(depreciation) of all investments for federal income tax purposes were as follows:
For purposes of this disclosure, tax cost generally includes the cost of portfolio investments as well as up-front fees or premiums exchanged on derivatives and any amounts unrealized for income statement reporting but realized income and/or capital gains for tax reporting, if applicable.
As of prior fiscal period end, the components of accumulated earnings on a tax basis were as follows:
Year Ended
February 28,2023
NAN Series Shares Amount
AMTP Shares redeemed 2028 (200) $(20,000,000)
Year Ended
February 28, 2023
NRK Series Shares Amount
VRDP Shares redeemed 2 (300) $(30,000,000)
4 (500)    (50,000,000)
Total (800) $(80,000,000)
Fund
Tax Cost
Gross Unrealized
Appreciation
Gross
Unrealized
(Depreciation)
Net
Unrealized
Appreciation
(Depreciation)
NAN
$ 596,514,831 $ 4,783,827 $ (15,316,605) $ (10,532,778)
NRK
1,668,268,283 26,590,353 (33,109,053) (6,518,700)
NNY
166,131,088 1,937,793 (3,023,583) (1,085,790)
NXN
48,950,659 371,260 (1,152,021) (780,761)

Notes to Financial Statements
(Unaudited) (continued)
As of prior fiscal period end, the Funds had capital loss carryforwards, which will not expire:
1
A portion of NNY’s capital loss carryforward is subject to an annual limitation under the Internal Revenue Code and related regulations.
8. Management Fees and Other Transactions with Affiliates
Management Fees: Each Fund’s management fee compensates the Adviser for overall investment advisory and administrative services and general office facilities. Security Capital and NAM are compensated for their services to the Funds from the management fees paid to the Adviser.
Each Fund’s management fee consists of two components – a fund-level fee, based only on the amount of assets within each individual Fund, and a complex-level fee, based on the aggregate amount of all eligible fund assets managed by the Adviser. This pricing structure enables Fund shareholders to benefit from growth in the assets within their respective Fund as well as from growth in the amount of complex-wide assets managed by the Adviser.
NNY pays an annual fund-level fee, payable monthly, of 0.15% of the average daily net assets of the Fund, as well as 4.125% of the gross interest income (excluding interest on bonds underlying a “self-deposited inverse floater” trust that is attributed to the Fund over and above the net interest earned on the inverse floater itself) of the Fund.
The annual fund-level fee, payable monthly, for NAN and NRK is calculated according to the following schedule:
The annual fund-level fee, payable monthly, for NXN is calculated according to the following schedule:
Fund
Undistributed
Tax-Exempt
Income
1
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Unrealized
Appreciation
(Depreciation)
Capital Loss
Carryforwards
Late-Year Loss
Deferrals
Other
Book-to-Tax
Differences Total
NAN
$ 987,975 $ 1,131 $ — $ (9,320,079) $ (48,440,051) $ — $ (1,156,925) $ (57,927,949)
NRK
2,754,982 — — (3,973,616) (143,297,049) — (3,009,618) (147,525,301)
NNY
584,293 9,999 — (1,210,244) (9,764,009) — (491,037) (10,870,998)
NXN
182,212 — — (870,832) (4,064,297) — (151,108) (4,904,025)
1
Undistributed tax-exempt income (on a tax basis) has not been reduced for the dividend declared on February 1, 2023 and paid on March 1, 2023.
Fund
Short-Term Long-Term Total
NAN
$ 36,165,694 $ 12,274,357 $ 48,440,051
NRK
97,478,430 45,818,619 143,297,049
NNY
1
6,038,803 3,725,206 9,764,009
NXN
2,540,392 1,523,905 4,064,297
Average Daily Managed Assets* NAN NRK
For the first $125 million 0.4500% 0.4500%
For the next $125 million 0.4375 0.4375
For the next $250 million 0.4250 0.4250
For the next $500 million 0.4125 0.4125
For the next $1 billion 0.4000 0.4000
For the next $3 billion 0.3750 0.3750
For managed assets over $5 billion 0.3675 0.3625
NXN
Average Daily Net Assets* Fund-Level Fee Rate
For the first $125 million 0.1000%
For the next $125 million 0.0875
For the next $250 million 0.0750
For the next $500 million 0.0625
For the next $1 billion 0.5000
For the next $3 billion 0.0250
For managed assets over $5 billion 0.0125

The annual complex-level fee, payable monthly, for each Fund is calculated by multiplying the current complex-wide fee rate, determined according to the following schedule by the Fund’s daily managed assets (Net assets for NNY and NXN):
* For the complex-level fees, managed assets include closed-end fund assets managed by the Adviser that are attributable to certain types of leverage. For these purposes, leverage includes the funds’ use of preferred stock and borrowings and certain investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities, subject to an agreement by the Adviser as to certain funds to limit the amount of such assets for determining managed assets in certain circumstances. The complex-level fee is calculated based upon the aggregate daily managed assets of all Nuveen open-end and closed-end funds that constitute ‘’eligible assets.” Eligible assets do not include assets attributable to investments in other Nuveen funds or assets in excess of a determined amount (originally $2 billion) added to the Nuveen fund complex in connection with the Adviser’s assumption of the management of the former First American Funds effective
January 1, 2011, but do not include certain assets of certain Nuveen funds that were reorganized into funds advised by an affiliate of the Adviser during the 2019 calendar year. As of
August 31, 2023, the complex-level fee for each Fund was as follows:
Other Transactions with Affiliates: Each Fund is permitted to purchase or sell securities from or to certain other funds or accounts managed by the Sub-Adviser (“Affiliated Entity”) under specified conditions outlined in procedures adopted by the Board ("cross-trade"). These procedures have been designed to ensure that any cross-trade of securities by the Fund from or to an Affiliated Entity by virtue of having a common investment adviser (or affiliated investment adviser), common officer and/or common trustee complies with Rule 17a-7 under the 1940 Act. These transactions are effected at the current market price (as provided by an independent pricing service) without incurring broker commissions.
During the current fiscal period, the Funds engaged in cross-trades pursuant to these procedures as follows:
9. Commitments and Contingencies
In the normal course of business, each Fund enters into a variety of agreements that may expose the Fund to some risk of loss. These could include recourse arrangements for certain TOB Trusts and certain agreements related to preferred shares, which are described elsewhere in these Notes to Financial Statements. The risk of future loss arising from such agreements, while not quantifiable, is expected to be remote. As of the end of the reporting period, the Funds did not have any unfunded commitments.
From time to time, the Funds may be party to certain legal proceedings in the ordinary course of business, including proceedings relating to the enforcement of the Funds’ rights under contracts. As of the end of the reporting period, management has determined that any legal proceeding(s)
the Funds are subject to, including those described within this report, are unlikely to have a material impact to any of the Funds’ financial statements.
Complex-Level Eligible Asset Breakpoint Level* Effective Complex-Level Fee Rate at Breakpoint Level
$55 billion 0.2000%
$56 billion 0.1996
$57 billion 0.1989
$60 billion 0.1961
$63 billion 0.1931
$66 billion 0.1900
$71 billion 0.1851
$76 billion 0.1806
$80 billion 0.1773
$91 billion 0.1691
$125 billion 0.1599
$200 billion 0.1505
$250 billion 0.1469
$300 billion 0.1445
Fund
Complex-Level Fee
NAN
0.1600%
NRK
0.1600%
NNY
0.1600%
NXN
0.1600%
Fund
Purchases Sales
Realized
Gain (Loss)
NAN
$ — $ — $ —
NRK
476,565 337,984 (75,945)
NNY
— — —
NXN
— — —

Notes to Financial Statements
(Unaudited) (continued)
10. Borrowing Arrangements
Committed Line of Credit: The Funds, along with certain other funds managed by the Adviser (“Participating Funds”), have established a 364-day,
$2.700 billion standby credit facility with a group of lenders, under which the Participating Funds may borrow for temporary purposes (other than on-
going leveraging for investment purposes). Each Participating Fund is allocated a designated proportion of the facility’s capacity (and its associated costs, as described below) based upon a multi-factor assessment of the likelihood and frequency of its need to draw on the facility, the size of the
Fund and its anticipated draws, and the potential importance of such draws to the operations and well-being of the Fund, relative to those of the other Funds. A Fund may effect draws on the facility in excess of its designated capacity if and to the extent that other Participating Funds have undrawn capacity. The current credit facility was entered into on June 21, 2023 expiring on June 19, 2024, replacing the previous facility, which expired in June 2023.
The credit facility has the following terms: 0.15% per annum on unused commitment amounts and a drawn interest rate equal to the higher of (a)
OBFR (Overnight Bank Funding Rate) plus 1.20% per annum or (b) the Fed Funds Effective Rate plus 1.20% per annum on amounts borrowed.
The Participating Funds also incurred a 0.05% upfront fee on the increased commitments from select lenders. Interest expense incurred by the
Participating Funds, when applicable, is recognized as a component of “Interest expense and amortization of offering costs” on the Statement of
Operations. Participating Funds paid administration, legal and arrangement fees, which are recognized as a component of “Interest expense and amortization of offering costs” on the Statement of Operations, and along with commitment fees, have been allocated among such Participating
Funds based upon the relative proportions of the facility’s aggregate capacity reserved for them and other factors deemed relevant by the Adviser and the Board of each Participating Fund.
During the current fiscal period, the following Funds utilized this facility. The Fund’s maximum outstanding balance during the utilization period was as follows:
During the Fund’s utilization period(s) during the current fiscal period, the average daily balance outstanding and average annual interest rate on the
Borrowings were as follows:
Borrowings outstanding as of the end of the reporting period, if any, are recognized as “Borrowings” on the Statement of Assets and Liabilities,
where applicable.
Inter-Fund Borrowing and Lending: The SEC has granted an exemptive order permitting registered open-end and closed-end Nuveen funds to participate in an inter-fund lending facility whereby the Nuveen funds may directly lend to and borrow money from each other for temporary purposes (e.g., to satisfy redemption requests or when a sale of securities “fails,” resulting in an unanticipated cash shortfall) (the “Inter-Fund
Program”). The closed-end Nuveen funds, including the Funds covered by this shareholder report, will participate only as lenders, and not as borrowers, in the Inter-Fund Program because such closed-end funds rarely, if ever, need to borrow cash to meet redemptions. The Inter-Fund
Program is subject to a number of conditions, including, among other things, the requirements that (1) no fund may borrow or lend money through the Inter-Fund Program unless it receives a more favorable interest rate than is typically available from a bank or other financial institution for a comparable transaction; (2) no fund may borrow on an unsecured basis through the Inter-Fund Program unless the fund’s outstanding borrowings from all sources immediately after the inter-fund borrowing total 10% or less of its total assets; provided that if the borrowing fund has a secured borrowing outstanding from any other lender, including but not limited to another fund, the inter-fund loan must be secured on at least an equal priority basis with at least an equivalent percentage of collateral to loan value; (3) if a fund’s total outstanding borrowings immediately after an inter-fund borrowing would be greater than 10% of its total assets, the fund may borrow through the inter-fund loan on a secured basis only; (4)
no fund may lend money if the loan would cause its aggregate outstanding loans through the Inter-Fund Program to exceed 15% of its net assets at the time of the loan; (5) a fund’s inter-fund loans to any one fund shall not exceed 5% of the lending fund’s net assets; (6) the duration of inter-
fund loans will be limited to the time required to receive payment for securities sold, but in no event more than seven days; and (7) each inter-fund loan may be called on one business day’s notice by a lending fund and may be repaid on any day by a borrowing fund. In addition, a Nuveen fund may participate in the Inter-Fund Program only if and to the extent that such participation is consistent with the fund’s investment objective and investment policies. The Board is responsible for overseeing the Inter-Fund Program.
Fund
Maximum
Outstanding
Balance
NAN
$ —
NRK
15,900,000
NNY
879,507
NXN
—
Fund
Utilization
Period (Days
Outstanding)
Average
Daily Balance
Outstanding
Average Annual
Interest Rate
NAN
— $ — — %
NRK
41 7,631,130 6.10
NNY
5 879,507 6.03
NXN
— — —

The limitations detailed above and the other conditions of the SEC exemptive order permitting the Inter-Fund Program are designed to minimize the risks associated with Inter-Fund Program for both the lending fund and the borrowing fund. However, no borrowing or lending activity is without risk. When a fund borrows money from another fund, there is a risk that the loan could be called on one day’s notice or not renewed, in which case the fund may have to borrow from a bank at a higher rate or take other actions to payoff such loan if an inter-fund loan is not available from another fund. Any delay in repayment to a lending fund could result in a lost investment opportunity or additional borrowing costs.
During the current reporting period, none of the Funds covered by this shareholder report have entered into any inter-fund loan activity.

Risk Considerations
(Unaudited)
Fund common shares are not guaranteed or endorsed by any bank or other insured depository institution, and are not federally insured by the Federal Deposit Insurance Corporation.
Nuveen New York Quality Municipal Income Fund (NAN)
Investing in closed-end funds involves risk; principal loss is possible. There is no guarantee the Fund’s investment objectives will be achieved. Closed-end fund shares may frequently trade at a discount or premium to their net asset value.
Debt or fixed income securities
such as those held by the Fund, are subject to market risk, credit risk, interest rate risk, derivatives risk, liquidity risk, and income risk. As interest rates rise, bond prices fall.
Leverage
increases return
volatility and magnifies the Fund’s potential return and its risks; there is no guarantee a fund’s leverage strategy will be successful.
State concentration
makes the Fund more susceptible to local adverse economic, political, or regulatory changes affecting municipal bond issuers. These and other risk considerations such as inverse floater risk
and
tax risk
are described in more detail on the Fund’s web page at www.nuveen.com/NAN.
Nuveen New York AMT-Free Quality Municipal Income Fund (NRK)
Investing in closed-end funds involves risk; principal loss is possible. There is no guarantee the Fund’s investment objectives will be achieved. Closed-end fund shares may frequently trade at a discount or premium to their net asset value.
Debt or fixed income securities
such as those held by the Fund, are subject to market risk, credit risk, interest rate risk, derivatives risk, liquidity risk, and income risk. As interest rates rise, bond prices fall.
Leverage
increases return
volatility and magnifies the Fund’s potential return and its risks; there is no guarantee a fund’s leverage strategy will be successful.
State concentration
makes the Fund more susceptible to local adverse economic, political, or regulatory changes affecting municipal bond issuers. These and other risk considerations such as inverse floater risk
and
tax risk
are described in more detail on the Fund’s web page at www.nuveen.com/NRK.
Nuveen New York Municipal Value Fund (NNY)
Investing in closed-end funds involves risk; principal loss is possible. There is no guarantee the Fund’s investment objectives will be achieved. Closed-end fund shares may frequently trade at a discount or premium to their net asset value.
Debt or fixed income
securities such as those held by the Fund, are subject to market risk, credit risk, interest rate risk, derivatives risk, liquidity risk, and income risk. As interest rates rise, bond prices fall .
State concentration
makes the Fund more susceptible to local adverse economic, political, or regulatory changes affecting municipal bond issuers. These and other risk considerations such as
tax risk
are described in more detail on the Fund’s web page at
www.nuveen.com/NNY.
Nuveen New York Select Tax-Free Income Portfolio (NXN)
Investing in closed-end funds involves risk; principal loss is possible. There is no guarantee the Fund’s investment objectives will be achieved. Closed-end fund shares may frequently trade at a discount or premium to their net asset value.
Debt or fixed income
securities such as those held by the Fund, are subject to market risk, credit risk, interest rate risk, derivatives risk, liquidity risk, and income risk. As interest rates rise, bond prices fall.
State concentration
makes the Fund more susceptible to local adverse economic, political, or regulatory changes affecting municipal bond issuers. These and other risk considerations such as
tax risk
are described in more detail on the Fund’s web page at
www.nuveen.com/NXN.

Additional Fund Information
(Unaudited)
Portfolio of Investments Information
The Fund is required to file its complete schedule of portfolio holdings with the
Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its report on Form N-PORT. You may obtain this information on the SEC’s website at http://www.sec.gov.
Nuveen Funds’ Proxy Voting Information
You may obtain (i) information regarding how each fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, without charge, upon request, by calling Nuveen toll-free at (800) 257-8787 or on Nuveen’s website at www.nuveen.com and (ii) a description of the policies and procedures that each fund used to determine how to vote proxies relating to portfolio securities without charge, upon request, by calling Nuveen toll-free at (800) 257-8787. You may also obtain this information directly from the SEC. Visit the SEC on-line at http://www.sec.gov.
CEO Certification Disclosure
The Fund’s Chief Executive Officer (CEO) has submitted to the New York Stock
Exchange (NYSE) the annual CEO certification as required by Section 303A.12(a) of the NYSE Listed Company Manual.
Each Fund has filed with the SEC the certification of its CEO and Chief Financial Officer required by Section 302 of the
Sarbanes-Oxley Act.
Common Share Repurchases
Each Fund intends to repurchase, through its open-market share repurchase program, shares of its own common stock at such times and in such amounts as is deemed advisable. During the period covered by this report, each Fund repurchased shares of its common stock as shown in the accompanying table. Any future repurchases will be reported to shareholders in the next annual or semi-annual report.
FINRA BrokerCheck:
The Financial Industry Regulatory Authority (FINRA) provides information regarding the disciplinary history of FINRA member firms and associated investment professionals. This information as well as an investor brochure describing FINRA BrokerCheck is available to the public by calling the FINRA BrokerCheck Hotline number at (800) 289-9999 or by visiting www.FINRA.org.
Board of Trustees
Jack B. Evans William C. Hunter Amy B.R. Lancellotta Joanne T. Medero Albin F. Moschner John K. Nelson
Matthew Thornton III Terence J. Toth Margaret L. Wolff Robert L. Young
Investment Adviser
Nuveen Fund Advisors, LLC
333 West Wacker Drive
Chicago, IL 60606
Custodian
State Street Bank
& Trust Company
One Congress Street
Suite 1
Boston, MA 02114-2016
Legal Counsel
Chapman and Cutler
LLP
Chicago, IL 60603
Independent Registered
Public Accounting Firm
KPMG LLP
200 East Randolph Street
Chicago, IL 60601
Transfer Agent and
Shareholder Services
Computershare Trust Company,
N.A.
150 Royall Street
Canton, MA 02021
(800) 257-8787
NAN NRK NNY NXN
Common shares repurchased 0 0 0 0

Glossary of Terms Used in this Report
(Unaudited)
Average Annual Total Return :
This is a commonly used method to express an investment’s performance over a particular, usually multi-year time period. It expresses the return that would have been necessary each year to equal the investment’s actual cumulative performance (including change in NAV or offer price and reinvested dividends and capital gains distributions, if any) over the time period being considered.
Effective Leverage:
Effective leverage is a fund’s effective economic leverage, and includes both regulatory leverage
(see leverage) and the leverage effects of certain derivative investments in the fund’s portfolio. Currently, the leverage effects of Tender Option Bond (TOB) inverse floater holdings are included in effective leverage values, in addition to any regulatory leverage.
Inverse Floating Rate Securities:
Inverse floating rate securities are the residual interest in a tender option bond
(TOB) trust, sometimes referred to as “inverse floaters”, are created by depositing a municipal bond, typically with a fixed interest rate, into a special purpose trust. This trust, in turn, (a) issues floating rate certificates typically paying short-term tax-exempt interest rates to third parties in amounts equal to some fraction of the deposited bond’s par amount or market value, and (b) issues an inverse floating rate certificate (sometimes referred to as an “inverse floater”) to an investor (such as a Fund) interested in gaining investment exposure to a long-term municipal bond. The income received by the holder of the inverse floater varies inversely with the short-term rate paid to the floating rate certificates’ holders, and in most circumstances the holder of the inverse floater bears substantially all of the underlying bond’s downside investment risk. The holder of the inverse floater typically also benefits disproportionately from any potential appreciation of the underlying bond’s value. Hence, an inverse floater essentially represents an investment in the underlying bond on a leveraged basis.
Leverage:
Leverage is created whenever a fund has investment exposure (both reward and/or risk) equivalent to more than 100% of the investment capital.
Net Asset Value (NAV) Per Share:
A fund’s Net Assets is equal to its total assets (securities, cash, accrued earnings and receivables) less its total liabilities. NAV per share is equal to the fund’s Net Assets divided by its number of shares outstanding.
Pre-Refunded Bond/Pre-Refunding:
Pre-Refunded Bond/Pre-Refunding, also known as advanced refundings or refinancings, is a procedure used by state and local governments to refinance municipal bonds to lower interest expenses. The issuer sells new bonds with a lower yield and uses the proceeds to buy U.S. Treasury securities, the interest from which is used to make payments on the higher-yielding bonds. Because of this collateral, pre-refunding generally raises a bond’s credit rating and thus its value.
Regulatory Leverage:
Regulatory Leverage consists of preferred shares issued by or borrowings of a fund. Both of these are part of a fund’s capital structure. Regulatory leverage is subject to asset coverage limits set in the Investment
Company Act of 1940.
Tax Obligation/General Bonds:
Bonds backed by the general revenues of an issuer, including taxes, where the issuer has the ability to increase taxes by an unlimited amount to pay the bonds back.
Tax Obligation/Limited Bonds:
Bonds backed by the general revenues of an issuer, including taxes, where the issuer doesn’t have the ability to increase taxes by an unlimited amount to pay the bonds back.
Total Investment Exposure:
Total investment exposure is a fund’s assets managed by the Adviser that are attributable to financial leverage. For these purposes, financial leverage includes a fund’s use of preferred stock and borrowings and investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond
(TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities.

Annual Investment Management
Agreement Approval Process
(Unaudited)

At a meeting held on May 23-25, 2023 (the “May Meeting”), the Boards of Trustees (collectively, the “Board” and each Trustee, a “Board Member”)
of the Funds, which are comprised entirely of Board Members who are not “interested persons” (as defined under the Investment Company Act of
1940 (the “1940 Act”)) (the “Independent Board Members”), approved, for their respective Fund, the renewal of the management agreement (each, an “Investment Management Agreement”) with Nuveen Fund Advisors, LLC (the “Adviser”) pursuant to which the Adviser serves as investment adviser to such Fund and the sub-advisory agreement (each, a “Sub-Advisory Agreement”) with Nuveen Asset Management, LLC (the “Sub-
Adviser”) pursuant to which the Sub-Adviser serves as the sub-adviser to such Fund for an additional one-year term. As the Board is comprised of all
Independent Board Members, the references to the Board and the Independent Board Members are interchangeable.
Following up to an initial two-year period, the Board considers the renewal of each Investment Management Agreement and Sub-Advisory
Agreement on behalf of the applicable Fund on an annual basis. The Investment Management Agreements and Sub-Advisory Agreements are
collectively referred to as the “Advisory Agreements,” and the Adviser and the Sub-Adviser are collectively, the “Fund Advisers” and each, a “Fund
Adviser.”
The Independent Board Members considered the review of the advisory agreements for the Nuveen funds to be an ongoing process and employed the accumulated information, knowledge and experience the Board Members had gained during their tenure on the boards governing the Nuveen funds and working with the Adviser and the applicable sub-advisers in their annual review of the advisory agreements. Throughout the year, the
Board and its committees meet regularly and, at these meetings, receive regular and/or special reports that cover an extensive array of topics and information that are relevant to the Board’s annual consideration of the renewal of the advisory agreements for the Nuveen funds. Such information may address, among other things, fund performance and risk information; the Adviser’s strategic plans; product initiatives for various funds; the review of the funds and investment teams; compliance, regulatory and risk management matters; the trading practices of the various sub-advisers to the Nuveen funds; management of distributions; valuation of securities; fund expenses; securities lending; liquidity management; overall market and regulatory developments; and with respect to closed-end funds, capital management initiatives, institutional ownership, management of leverage financing and the secondary market trading of the closed-end funds and any actions to address discounts. The Board also seeks to meet periodically with the Nuveen funds’ sub-advisers and/or portfolio teams, when feasible. The presentations, discussions, and meetings throughout the year also provide a means for the Board to evaluate the level, breadth and quality of services provided by the Adviser and how such services have changed over time in light of new or modified regulatory requirements, changes to market conditions or other factors.
In connection with its annual consideration of the advisory agreements for the Nuveen funds, the Board, through its independent legal counsel, requested and received extensive materials and information prepared specifically for its review of such advisory agreements by the Adviser and by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data. The materials cover a wide range of topics including, but not limited to, a description of the nature, extent and quality of services provided by the Fund Advisers; a review of product actions advanced in 2022 for the benefit of particular Nuveen funds and/or the Nuveen fund complex; a review of each sub-adviser to the
Nuveen funds and/or the applicable investment team; an analysis of fund performance with a focus on any Nuveen funds considered performance outliers; an analysis of the fees and expense ratios of the Nuveen funds with a focus on any Nuveen funds considered expense outliers; a review of management fee schedules; a description of portfolio manager compensation; an overview of the secondary market trading of shares of the
Nuveen closed-end funds (including, among other things, an analysis of secondary market performance and commentary regarding the leverage management, share repurchase and shelf offering programs of Nuveen closed-end funds); a description of the profitability or financial data of
Nuveen and the sub-advisers to the Nuveen funds; and a description of indirect benefits received by the Adviser and the sub-advisers as a result of their relationships with the Nuveen funds. The information prepared specifically for the annual review supplemented the information provided to the Board and its committees and the evaluations of the Nuveen funds by the Board and its committees during the year. The Board’s review of the advisory agreements for the Nuveen funds is based on all the information provided to the Board and its committees throughout the year as well as the information prepared specifically with respect to the annual review of such advisory agreements. The performance, fee and expense data and other information provided by a Fund Adviser, Broadridge or other service providers were not independently verified by the Independent Board
Members.
As part of its review, the Board met on April 11-12, 2023 (the “April Meeting”) to review and discuss, in part, the performance of the Nuveen funds and the Adviser’s evaluation of each sub-adviser to the Nuveen funds and/or its investment teams. At the April Meeting, the Board Members asked questions and requested additional information that was provided for the May Meeting.
The Independent Board Members were advised by independent legal counsel during the annual review process as well as throughout the year, including meeting in executive sessions with such counsel at which no representatives from the Adviser or the Sub-Adviser were present. In connection with their annual review, the Independent Board Members also received a memorandum from independent legal counsel outlining their fiduciary duties and legal standards in reviewing the Advisory Agreements, including guidance from court cases evaluating advisory fees.
The Board’s decision to renew the Advisory Agreements was not based on a single identified factor, but rather the decision reflected the comprehensive consideration of all the information provided to the Board and its committees throughout the year as well as the materials prepared specifically in connection with the renewal process. The contractual arrangements are a result of multiple years of review, negotiation and information provided in connection with the Board’s annual review of the Nuveen funds’ advisory arrangements and oversight of the Nuveen funds.
Each Board Member may have attributed different levels of importance to the various factors and information considered in connection with the approval process and may place different emphasis on the relevant information year to year in light of, among other things, changing market and economic conditions. A summary of the principal factors and information, but not all the factors, the Board considered in deciding to renew the
Advisory Agreements is set forth below.

Annual Investment Management Agreement Approval Process
(Unaudited)
(continued)
A. Nature, Extent and Quality of Services
In evaluating the renewal of the Advisory Agreements, the Independent Board Members received and considered information regarding the nature, extent and quality of the applicable Fund Adviser’s services provided to the respective Fund with particular focus on the services and enhancements or changes to such services provided during the last year. The Independent Board Members considered the Investment Management Agreements and the Sub-Advisory Agreements separately in the course of their review. With this approach, they considered the respective roles of the Adviser and the Sub-Adviser in providing services to the Funds.
The Board recognized that the Adviser provides a wide array of management, oversight and administrative services to manage and operate the
Nuveen funds and that the scope and complexity of these services, along with the undertakings required of the Adviser in connection with providing these services, have expanded over time as a result of, among other things, regulatory, market and other developments. The Board noted the
Adviser’s dedication of resources, time, personnel and capital and commitment to continuing to develop improvements and innovations that seek to enhance the Nuveen fund complex and meet the needs of the Nuveen funds in an increasingly complex regulatory environment. The Board received and reviewed information regarding, among other things, the Adviser’s investment oversight responsibilities, regulatory and compliance services, administrative duties and other services.
The Board considered the breadth and the quality of the services the Adviser and its various teams provide in overseeing the investment management of the Nuveen funds, including, among other things, overseeing and reviewing the services provided by the various sub-advisers to the Nuveen funds and their investment teams; evaluating fund performance and market conditions; overseeing operational and investment risks; evaluating investment strategies and recommending any changes thereto; managing liquidity; managing the daily valuation of portfolio securities; overseeing trade execution and securities lending; and setting and managing distributions consistent with the respective fund’s product design. With respect to closed-end funds, such services also include managing leverage; monitoring asset coverage levels for leveraged funds and compliance with rating agency criteria; providing capital management and secondary market services (such as implementing common share shelf offerings, capital return programs and common share repurchases); and maintaining a closed-end fund investor relations program. The Board also reviewed the structure of investment personnel compensation of each Fund Adviser and considered whether the structure provides appropriate incentives to attract and maintain qualified personnel and to act in the best interests of the respective Nuveen fund.
Given the Nuveen funds operate in a highly regulated industry, the Board further considered the extensive compliance, regulatory and administrative services the Adviser and its various teams provide to manage and operate the Nuveen funds. The Board recognized such services included, but were not limited to, managing compliance policies; monitoring compliance with applicable policies, laws and regulations; devising internal compliance programs in seeking to enhance compliance with regulatory requirements and creating a framework to review and assess compliance programs; overseeing sub-adviser compliance testing; preparing compliance training materials; and responding to regulatory requests. The Board reviewed highlights of the various initiatives Nuveen compliance had taken in 2022 including, among other things, additional due diligence of service providers as their operating environments evolve post-Covid to more hybrid in-person working arrangements; investments in supporting and expanding international trading capabilities; continuing efforts to enhance policies and controls to address compliance risks including those related to environmental, social and governance (“ESG”) matters and new regulatory developments or guidance; and establishing and maintaining compliance policies and comprehensive compliance training programs. The Board also considered information regarding the Adviser’s business continuity, disaster recovery and information security programs and the periodic testing and review of such programs.
In addition to the above functions, the Board considered the quality and extent of other non-advisory services the Adviser provides including, among other things, various fund administration services (such as preparing, overseeing or assisting with the preparation of tax and regulatory filings); product management services (such as evaluating and enhancing products and strategies); legal support services; shareholder services and transfer agency function oversight services; and board support and reporting services. With respect to board support services, the Board reviewed a summary of the annual, quarterly, and special reports the Adviser and/or its affiliates provided to the Board throughout 2022.
The Board further acknowledged various initiatives the Adviser had undertaken or continued in 2022 in seeking to improve the effectiveness of its organization, the Nuveen funds product line-up as well as particular Nuveen fund(s) through, among other things, rationalizing the product line and gaining efficiencies through mergers, repositionings and liquidations; launching new funds; reviewing and updating investment policies and benchmarks; reopening certain funds previously closed to new investors; adding or modifying the share classes offered by certain funds;
implementing fee waivers and expense cap changes for certain funds and evaluating and adjusting portfolio management teams as appropriate for various funds; and developing policy positions on a broad range of regulatory proposals that may impact the funds and communicating with lawmakers and other regulatory authorities to help ensure these positions are represented.
Aside from the services provided, the Board recognized the financial resources of the Adviser and its affiliates and their willingness to make investments in the technology, personnel and infrastructure to support the Nuveen funds, including maintaining a seed capital budget to support new or existing funds and/or facilitate changes for a respective fund. The Board noted the benefits to shareholders of investing in a fund that is a part of a large fund complex with a variety of investment disciplines, capabilities, expertise and resources available to navigate and support the
Nuveen funds including during stressed times. The Board recognized the overall reputation and capabilities of the Adviser and its affiliates, the
Adviser’s continuing commitment to provide high quality services, its willingness to implement operational or organizational changes in seeking, among other things, to enhance efficiencies and services to the Nuveen funds and its responsiveness to the Board’s questions and/or concerns raised throughout the year and during the annual review of advisory agreements. The Board also considered the significant risks borne by the Adviser and its affiliates in connection with their services to the Nuveen funds, including entrepreneurial risks in sponsoring new funds and ongoing risks with managing the funds such as investment, operational, reputational, regulatory, compliance and litigation risks.
The Board further considered the division of responsibilities between the Adviser and the Sub-Adviser and recognized that the Sub-Adviser and its investment personnel generally are responsible for the management of each Fund’s portfolio under the oversight of the Adviser and the Board. The
Board considered an analysis of the Sub-Adviser provided by the Adviser which included, among other things, the assets under management of the applicable investment team and changes thereto, a summary of the applicable investment team and changes to such team, the investment process and philosophy of the applicable investment team, the performance of the Nuveen funds sub-advised by the Sub-Adviser over various periods of time and a summary of any significant policy and/or other changes to the Nuveen funds sub-advised by the Sub-Adviser. The Board further considered at the May Meeting or prior meetings evaluations of the Sub-Adviser’s compliance programs and trade execution. The Board noted that the Adviser recommended the renewal of the Sub-Advisory Agreements.
Based on its review, the Board determined, in the exercise of its reasonable business judgment, that it was satisfied with the nature, extent and quality of services provided to the respective Funds under each applicable Advisory Agreement.
B. The Investment Performance of the Funds and Fund Advisers
In evaluating the quality of the services provided by the Fund Advisers, the Board also considered a variety of investment performance data of the Nuveen funds prepared specifically for the annual review of the advisory agreements as well as the performance data the Board received throughout the year representing different time periods. In this regard, leading into the May Meeting, the Board reviewed, among other things,
Fund performance over the quarter, one-, three- and five-year periods ending December 31, 2022 and March 31, 2023. In addition, the Board reviewed and discussed performance data at its regularly scheduled quarterly meetings during the year. The Board therefore took into account the performance data, presentations and discussions (written and oral) that have been provided for the annual review as well as in prior meetings over time in evaluating fund performance, including the Adviser’s analysis of a fund’s performance with particular focus on performance outliers
(both overperformance and underperformance), the factors contributing to performance (including relative to a fund’s benchmark and peers and the impact of market conditions) and any recommendations or steps that had been taken or were proposed to be taken to address significant performance concerns. In this regard, the Board noted, among other things, that certain Nuveen funds had changes in portfolio managers or other significant changes to their investment strategies or policies since March 2020, and, as a result, the Board reviewed certain tracking performance data comparing the performance of such funds before and after such changes.
The Board recognized that performance data reflects performance over a specified period which may differ significantly depending on the ending dates selected, particularly during periods of market volatility. Further, the Board noted that shareholders may evaluate performance based on their own respective holding periods which may differ from the performance periods reviewed by the Board and lead to differing results.
In its evaluation, the Board reviewed Nuveen fund performance results from different perspectives. In general, subject to certain exceptions, the
Board reviewed both absolute and relative fund performance during the annual review over the various time periods and evaluated performance results in light of a fund’s investment objective(s), strategies and risks. With respect to the relative performance, the Board considered fund performance in comparison to the performance of peer funds (the “Performance Peer Group”) and recognized and/or customized benchmarks (i.e., generally benchmarks derived from multiple recognized benchmarks). In reviewing such comparative performance, the Board was cognizant of the inherent limitations of such data which can make meaningful performance comparisons generally difficult. As an illustration, differences in the composition of the Performance Peer Group, the investment objective(s), strategies and other characteristics of the peers in the Performance Peer
Group, the level, type and cost of leverage (if any) of the peers, and the varying sizes of peers all may contribute to differences in the performance results of a Performance Peer Group compared to the applicable Nuveen fund. With respect to relative performance of a Nuveen fund compared to a benchmark index, differences, among other things, in the investment objective(s) and strategies of a fund and the benchmark (particularly an actively managed fund that does not directly follow an index) as well as the costs of operating a fund would necessarily contribute to differences in performance results and limit the value of the comparative performance information. To assist the Board in its review of the comparability of the relative performance, the Adviser has ranked the relevancy of the peer group to the Funds as low, medium or high.
The secondary market trading of shares of the Nuveen closed-end funds also continues to be a priority for the Board given its importance to shareholders, and therefore the Board and/or its Closed-end Fund committee reviews certain performance data reflecting, among other things, the premiums and discounts at which the shares of the Nuveen closed-end funds have traded over specified periods throughout the year. In its review, the Board considers, among other things, changes to investment mandates and guidelines, distribution policies, leverage levels and types; share repurchases and similar capital market actions; and effective communications programs to build greater awareness and deepen understanding of closed-end funds. As applicable, the Board considered the impact of leverage on a Nuveen fund’s performance. The Board further acknowledged that performance results should include the distribution yields of funds that seek to provide income as part of their investment objective(s) to shareholders. In this regard, the Board considered that the use of leverage by various funds may have detracted from total return performance of such funds over various periods in current market conditions, but the leverage also was accretive in helping to provide income.
The Board also evaluated Nuveen fund performance in light of various relevant factors which may include, among other things, general market conditions, issuer-specific information, asset class information, leverage and fund cash flows. The Board acknowledged that long-term performance could be impacted by even one period of significant outperformance or underperformance and that a single investment theme could disproportionately affect performance. Further, the Board recognized that the market and economic conditions may significantly impact a fund’s performance, particularly over shorter periods, and such performance may be more reflective of such economic or market events and not necessarily reflective of management skill. Although the Board reviews short-, intermediate- and longer-term performance data, the Board recognized that longer periods of performance may reflect full market cycles.
In relation to recent general market conditions, the Board had recognized the general market volatility and underperformance of the market in
2022 in considering Nuveen fund performance. The Board took into account the Adviser’s assessment of a fund’s performance during the recent period of significant market volatility. In their review from year to year, the Board Members consider and may place different emphasis on the relevant information in light of changing circumstances in market and economic conditions. In evaluating performance, the Board focused particular attention on funds with less favorable performance records. However, depending on the facts and circumstances including any differences between the respective fund and its benchmark and/or Performance Peer Group, the Board may be satisfied with a fund’s performance notwithstanding

Annual Investment Management Agreement Approval Process
(Unaudited)
(continued)
that its performance may be below that of its benchmark and/or peer group for certain periods. With respect to any funds for which the Board has identified performance issues, the Board seeks to monitor such funds closely until performance improves, discusses with the Adviser the reasons for such results, considers whether any steps are necessary or appropriate to address such issues, and reviews the results of any steps undertaken.
The Board’s determinations with respect to each Fund are summarized below.
For Nuveen New York Quality Municipal Income Fund (the “New York Quality Fund”), the Board noted that although the Fund’s performance was below the performance of its benchmark for the one-, three- and five-year periods ended December 31, 2022, the Fund ranked in the second quartile of its Performance Peer Group for such periods. In addition, although the Fund’s performance was below the performance of its benchmark for the one-, three- and five-year periods ended March 31, 2023, the Fund ranked in the third quartile of its Performance Peer Group for the one-
year period, second quartile for the three-year period and first quartile for the five-year period ended March 31, 2023. On the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that in light of these factors, the Fund’s performance supported renewal of the Advisory Agreements.
For Nuveen New York AMT-Free Quality Municipal Income Fund (the “New York AMT-Free Quality Fund”), the Board noted that although the Fund’s performance was below the performance of its benchmark for the one-, three- and five-year periods ended December 31, 2022, the Fund ranked in the second quartile of its Performance Peer Group for the one- and three-year periods ended December 31, 2022 and first quartile for the five-
year period ended December 31, 2022. In addition, although the Fund’s performance was below the performance of its benchmark for the one-, three- and five-year periods ended March 31, 2023, the Fund ranked in the third quartile of its Performance Peer Group for the one-year period ended March 31, 2023 and second quartile for the three- and five-year periods ended March 31, 2023. On the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that in light of these factors, the Fund’s performance supported renewal of the Advisory Agreements.
For Nuveen New York Municipal Value Fund (the “New York Municipal Value Fund”), the Board noted that although the Fund’s performance was below the performance of its benchmark for the one-, three- and five-year periods ended December 31, 2022 and March 31, 2023, the Fund ranked in the first quartile of its Performance Peer Group for such periods. In its review, the Board recognized that the Performance Peer Group was classified as low for relevancy. On the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that in light of these factors, the Fund’s performance supported renewal of the Advisory Agreements.
For Nuveen New York Select Tax-Free Income Portfolio (the “New York Select Fund”), the Board noted that although the Fund’s performance was below the performance of its benchmark for the one-, three- and five-year periods ended December 31, 2022 and March 31, 2023, the Fund ranked in the first quartile of its Performance Peer Group for such periods. In its review, the Board recognized that the Performance Peer Group was classified as low for relevancy. On the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that in light of these factors, the Fund’s performance supported renewal of the Advisory Agreements.
C. Fees, Expenses and Profitability
1. Fees and Expenses
As part of its annual review, the Board generally reviewed, among other things, with respect to the Nuveen closed-end funds, the contractual management fee and actual management fee (i.e., the management fee after taking into consideration fee waivers and/or expense reimbursements, if any) paid by a fund to the Adviser in light of the nature, extent and quality of the services provided. The Board also considered the total operating expense ratio of a fund (after any fee waivers and/or expense reimbursements). More specifically, the Independent Board Members reviewed, among other things, each Nuveen closed-end fund’s actual management fee rate (after fee waivers and/or expense reimbursements, if any) and net total expense ratio in relation to those of a comparable universe of funds (the
“Peer Universe”) established by Broadridge. The Independent Board Members reviewed the methodology Broadridge employed to establish its Peer Universe and recognized that differences between the applicable fund and its respective Peer Universe as well as changes to the composition of the Peer Universe from year to year may limit some of the value of the comparative data. The Independent Board
Members take these limitations and differences into account when reviewing comparative peer data. The Independent Board Members also considered a fund’s operating expense ratio as it more directly reflected the shareholder’s costs in investing in the respective fund.
In their review, the Independent Board Members considered, in particular, each Nuveen fund with a net total expense ratio (excluding investment-related costs of leverage for closed-end funds) of six basis points or higher compared to that of its peer average (each, an
“Expense Outlier Fund”) and an analysis as to the factors contributing to each such fund’s higher relative net total expense ratio. In addition, although the Board reviewed a fund’s total net expenses both including and excluding investment-related expenses (i.e., leverage costs) for certain of the closed-end funds, the Board recognized that leverage expenses will vary across funds and in comparison to peers because of differences in the forms and terms of leverage employed by the respective fund. Accordingly, in reviewing the comparative data between a fund and its peers, the Board generally considered the fund’s net total expense ratio and fees (excluding leverage costs and leveraged assets for the closed-end funds) to be higher if they were over 10 basis points higher, slightly higher if they were 6 to 10 basis points higher, in line if they were within approximately 5 basis points higher than the peer average and below if they were below the peer average of the Peer Universe.

The Independent Board Members also considered, in relevant part, a Nuveen fund’s management fee and net total expense ratio in light of its performance history, including reviewing certain funds identified by the Adviser and/or the Board as having a higher net total expense ratio or management fee compared to their respective peers coupled with experiencing periods of challenged performance and considering the reasons for such comparative positions. In addition, with respect to closed-end funds that utilize leverage, the Independent Board
Members recognized that certain assets attributable to a fund’s use of leverage may be included in the amount of assets upon which the advisory fee or sub-advisory fee is calculated. The Independent Board Members acknowledged the fact that a decision to employ leverage or increase a fund’s leverage which has the effect, all other things being equal, of increasing the assets upon which an advisory or sub-
advisory fee is based (and, in turn, increasing the Adviser’s and applicable sub-adviser’s management fees), means that the Adviser and applicable sub-adviser may have a conflict of interest in determining whether to use or increase leverage. The Independent Board Members recognized, however, that the Adviser and sub-advisers would seek to manage the potential conflict by recommending to the Board to leverage the applicable fund or increase such leverage when the Adviser and/or sub-adviser, as applicable, has determined that such action would be in the best interests of the respective fund and its common shareholders and by periodically reviewing with the Board the fund’s performance and the impact of the use of leverage on that performance.
In their review of the fee arrangements for the Nuveen funds, the Independent Board Members also considered the management fee schedules, including the complex-wide and fund-level breakpoint schedules, as applicable. The Board noted that across the Nuveen fund complex, the complex-wide fee breakpoints reduced fees by approximately $62.4 million and fund-level breakpoints reduced fees by approximately $76.1 million in 2022.
With respect to the Sub-Adviser, the Board also considered, among other things, the sub-advisory fee schedule paid to the Sub-Adviser in light of the sub-advisory services provided to the respective Fund and comparative data of the fees the Sub-Adviser charges to other clients, if any. In its review, the Board recognized that the compensation paid to the Sub-Adviser is the responsibility of the Adviser, not the Funds.
The Independent Board Members noted that (a) the New York Quality Fund had an actual management fee that was in line with the peer average and a net total expense ratio that was below the peer average; and (b) the New York AMT-Free Quality Fund, New York Municipal
Value Fund and New York Select Fund each had an actual management fee and a net total expense ratio that were below the respective peer averages.
Based on its review of the information provided, the Board determined that each Fund’s management fees (as applicable) to a Fund Adviser were reasonable in light of the nature, extent and quality of services provided to the Fund.
2. Comparisons with the Fees of Other Clients
In evaluating the appropriateness of fees, the Board also considered information regarding the fee rates the respective Fund Advisers charged to certain other types of clients and the type of services provided to these other clients. With respect to the municipal Nuveen funds, such other clients may include retail and institutional municipal managed accounts sub-advised by the Sub-Adviser, municipal exchange-traded funds (“ETFs”) sub-advised by the Sub-Adviser that are offered by another fund complex, municipal managed accounts offered by an unaffiliated adviser and certain municipal private limited partnerships offered by Nuveen. The Board reviewed, among other things, the fee range and average fee of municipal retail advisory accounts and municipal institutional accounts, the sub-advisory fee the
Sub-Adviser received for serving as sub-adviser to certain municipal ETFs offered outside the Nuveen family and the management fee rates paid by the municipal private limited partnerships operated by Nuveen.
In considering the comparative fee data, the Board recognized that differences, including but not limited to, the amount, type and level of services provided by the Adviser to the Nuveen funds compared to that provided to other clients as well as differences in investment policies; eligible portfolio assets and the manner of managing such assets; product structure; investor profiles; account sizes; and regulatory requirements contribute to the variations in the fee schedules. The Board acknowledged the wide range of services in addition to investment management that the Adviser had provided to the Nuveen funds compared to other types of clients as well as the increased entrepreneurial, legal and regulatory risks that the Adviser incurs in sponsoring and managing the Nuveen funds. In general, higher fee levels reflect higher levels of service provided by the Adviser, increased investment management complexity, greater product management requirements, and higher levels of business risk or some combination of these factors. The Board further considered that the Sub-Adviser’s fee is essentially for portfolio management services and therefore more comparable to the fees it receives for retail wrap accounts and other external sub-advisory mandates. The Board concluded the varying levels of fees were justified given, among other things, the more extensive services, regulatory requirements and legal liabilities, and the entrepreneurial, legal and regulatory risks incurred in sponsoring and advising a registered investment company compared to that required in advising other types of clients.
3. Profitability of Fund Advisers
In their review, the Independent Board Members considered estimated profitability information of Nuveen as a result of its advisory services to the Nuveen funds as well as profitability data of other publicly traded asset management firms. Such profitability information included, among other things, gross and net revenue margins (excluding distribution) of Nuveen Investments, Inc. (“Nuveen Investments”) for services to the Nuveen funds on a pre-tax and after-tax basis for the 2022 and 2021 calendar years as well as the revenues earned (less any expense reimbursements/fee waivers) and expenses incurred by Nuveen Investments for its advisory activities to the Nuveen funds (excluding distribution and certain other expenses) for the 2022 and 2021 calendar years. The Independent Board Members also considered a summary of some of the key factors that impacted Nuveen’s profitability in 2022. In addition, the Board reviewed the revenues, expenses and operating margin (pre- and after-tax) the Adviser derived from its ETF product line for the 2022 and 2021 calendar years.

Annual Investment Management Agreement Approval Process
(Unaudited)
(continued)
In developing the profitability data of the Adviser for its advisory services to the Nuveen funds, the Independent Board Members recognized the subjective nature of calculating profitability as the information is not audited and is necessarily dependent on cost allocation methodologies to allocate expenses throughout the complex and among the various advisory products. Given there is no perfect expense allocation methodology and that other reasonable and valid allocation methodologies could be employed and could lead to significantly different results, the Board reviewed, among other things, a description of the cost allocation methodologies employed to develop the financial information, a summary of the history of changes to the methodology over the years from 2010 through 2022, and a historical expense analysis of Nuveen Investments’ revenues, expenses and pre-tax net revenue margins derived from its advisory services to the
Nuveen funds (excluding distribution) for the calendar years from 2017 through 2022. The Board had also appointed four Independent
Board Members to serve as the Board’s liaisons, with the assistance of independent counsel, to meet with representatives of the Adviser and review the development of the profitability data and to report to the full Board.
In addition, the Board considered certain comparative operating margin data. In this regard, the Board reviewed the operating margins of
Nuveen Investments compared to the adjusted operating margins of a peer group of asset management firms with publicly available data and the most comparable assets under management (based on asset size and asset composition) to Nuveen. The Board recognized that the operating margins of the peers were adjusted generally to address that certain services provided by the peers were not provided by
Nuveen. The Board also reviewed, among other things, the net revenue margins (pre-tax) of Nuveen Investments on a company-wide basis and the net revenue margins (pre-tax) of Nuveen Investments derived from its services to the Nuveen funds only (including and excluding distribution) compared to the adjusted operating margins of the peer group for each calendar year from 2012 to 2022. Although the total company operating margins of Nuveen Investments were in the bottom half of the peer group range for 2022 and 2021, the Independent
Board Members recognized the limitations of the comparative data given that peer data is not generally public and the calculation of profitability is subjective and affected by numerous factors (such as types of funds a peer manages, its business mix, its cost of capital, the numerous assumptions underlying the methodology used to allocate expenses and other factors) that can have a significant impact on the results.
Aside from Nuveen’s profitability, the Board recognized that the Adviser is a subsidiary of Nuveen, LLC, the investment management arm of
Teachers Insurance and Annuity Association of America (“TIAA”). Accordingly, the Board also reviewed a balance sheet for TIAA reflecting its assets, liabilities and capital and contingency reserves for the 2022 and 2021 calendar years to consider the financial strength of TIAA.
The Board recognized the benefit of an investment adviser and its parent with significant resources, particularly during periods of market volatility. The Board also noted the reinvestments Nuveen, its parent and/or other affiliates made into its business through, among other things, the investment of seed capital in certain Nuveen funds and continued investments in enhancements to technological capabilities.
In addition to Nuveen, the Independent Board Members considered the profitability of the Sub-Adviser from its relationships with the respective Nuveen funds. In this regard, the Independent Board Members reviewed, among other things, the Sub-Adviser’s revenues, expenses and net revenue margins (pre- and after-tax) for its advisory activities to the respective Nuveen funds for the calendar years ended December 31, 2022 and December 31, 2021. The Independent Board Members also reviewed a profitability analysis reflecting the revenues, expenses and revenue margin (pre- and after-tax) by asset type for the Sub-Adviser for the calendar years ending December 31,
2022 and December 31, 2021.
In evaluating the reasonableness of the compensation, the Independent Board Members also considered any other ancillary benefits derived by the respective Fund Adviser from its relationship with the Nuveen funds as discussed in further detail below.
Based on a consideration of all the information provided, the Board noted that Nuveen’s and the Sub-Adviser’s level of profitability was acceptable and not unreasonable in light of the services provided.
D. Economies of Scale and Whether Fee Levels Reflect These Economies of Scale
The Board considered whether there have been economies of scale with respect to the management of the Nuveen funds, whether these economies of scale have been appropriately shared with the funds and whether there is potential for realization of further economies of scale. Although the
Board recognized that economies of scale are difficult to measure with any precision and certain expenses may not decline with a rise in assets, the Board considered that Nuveen shares the benefits of economies of scale, if any, in a number of ways including through the use of breakpoints in the management fee schedule, fee waivers and/or expense limitations, the pricing of funds at scale at inception and investments in Nuveen’s business which can enhance the services provided to the funds for the fees paid. In this regard, the Board recognized that the management fee of the Adviser is generally comprised of a fund-level component and a complex-level component each with its own breakpoint schedule, subject to certain exceptions. The Board reviewed the fund-level and complex-level fee schedules. With this structure, the Board noted that the complex-level breakpoint schedule is designed to deliver the benefits of economies of scale to shareholders when the eligible assets in the complex pass certain thresholds even if the assets of a particular fund are unchanged or have declined, and the fund-level breakpoint schedules are designed to share economies of scale with shareholders if the particular fund grows. The Board noted, however, that although closed-end funds may make additional share offerings from time to time, the closed-end funds have a more limited ability to increase their assets because the growth of their assets will occur primarily from the appreciation of their investment portfolios.
As noted above, the Independent Board Members also recognized the continued reinvestment in Nuveen’s business to enhance its capabilities and services to the benefit of its various clients. The Board understood that many of these investments in the Nuveen business were not specific to individual Nuveen funds but rather incurred across of a variety of products and services pursuant to which the family of Nuveen funds as a whole may benefit. In addition, the Board also considered that Nuveen has provided, without raising advisory fees to the Nuveen funds, certain additional services, including, but not limited to, services required by new regulations and regulatory interpretations, and this was also a means of sharing economies of scale with the funds and their shareholders.

Based on its review, the Board was satisfied that the current fee arrangements together with the reinvestment in Nuveen’s business appropriately shared any economies of scale with shareholders.
E. Indirect Benefits
The Independent Board Members received and considered information regarding other benefits the respective Fund Adviser or its affiliates may receive as a result of their relationship with the Nuveen funds. The Board acknowledged that an affiliate of the Adviser may receive compensation for serving as a co-manager in the initial public offerings of new Nuveen closed-end funds (if any) and for serving as an underwriter on shelf offerings of existing Nuveen closed-end funds and reviewed the amounts paid for such services, if any, in 2021 and 2022.
In addition, the Independent Board Members noted that the various sub-advisers to the Nuveen funds do not generally benefit from soft dollar arrangements with respect to Nuveen fund portfolio transactions.
Based on its review, the Board concluded that any indirect benefits received by a Fund Adviser as a result of its relationship with the Funds were reasonable in light of the services provided.
F. Other Considerations
The Independent Board Members did not identify any single factor discussed previously as all-important or controlling. The Independent Board
Members concluded that the terms of each Advisory Agreement were reasonable, that the respective Fund Adviser’s fees were reasonable in light of the services provided to each Fund and that the Advisory Agreements be renewed for an additional one-year period.

Nuveen Securities, LLC, member FINRA and SIPC 333 West Wacker Drive Chicago, IL 60606 www.nuveen.com
ESA-C-0823P 3131559-INV-B-10/24
Nuveen:
Serving Investors for Generations
Since 1898, financial advisors and their clients have relied on Nuveen to provide dependable investment solutions through continued adherence to proven, long-term investing principles. Today, we offer a range of high quality solutions designed to be integral components of a well-diversified core portfolio.
Focused on meeting investor needs.
Nuveen is the investment manager of TIAA. We have grown into one of the world’s premier global asset managers, with specialist knowledge across all major asset classes and particular strength in solutions that provide income for investors and that draw on our expertise in alternatives and responsible investing. Nuveen is driven not only by the independent investment processes across the firm, but also the insights, risk management, analytics and other tools and resources that a truly world-class platform provides. As a global asset manager, our mission is to work in partnership with our clients to create solutions which help them secure their financial future.
Find out how we can help you.
To learn more about how the products and services of Nuveen may be able to help you meet your financial goals, talk to your financial advisor, or call us at (800) 257-8787. Please read the information provided carefully before you invest. Investors should consider the investment objective and policies, risk considerations, charges and expenses of any investment carefully. Where applicable, be sure to obtain a prospectus, which contains this and other relevant information. To obtain a prospectus, please contact your securities representative or Nuveen, 333 W. Wacker Dr., Chicago, IL 60606.
Please read the prospectus carefully before you invest or send money.
Learn more about Nuveen Funds at: www.nuveen.com/closed-end-funds
NOT FDIC INSURED MAY LOSE VALUE NO BANK GUARANTEE

ITEM 2.	CODE OF ETHICS.

Not applicable to this filing.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to this filing.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to this filing.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to this filing.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	See Portfolio of Investments in Item 1.

(b)	Not applicable.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this filing.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this filing.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board implemented after the registrant last provided disclosure in response to this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”)(17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

File the exhibits listed below as part of this Form.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable to this filing.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: See Ex-99.CERT attached hereto.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable.

(a)(4) Change in the registrant’s independent public accountant. Not applicable.

(b) If the report is filed under Section  13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)); Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: See Ex-99.906 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen New York Select Tax-Free Income Portfolio

By (Signature and Title)	/s/ David J. Lamb
David J. Lamb
Chief Administrative Officer

Date: November 3, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ David J. Lamb
David J. Lamb
Chief Administrative Officer
(principal executive officer)

Date: November 3, 2023

By (Signature and Title)	/s/ E. Scott Wickerham
E. Scott Wickerham
Vice President and Funds Controller
(principal financial officer)

Date: November 3, 2023